UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07899 and 811-07885

Name of Fund:	BlackRock Index Funds, Inc.:
BlackRock International Index Fund
BlackRock S&P 500 Index Fund
BlackRock Small Cap Index Fund

Quantitative Master Series LLC:
Master International Index Series
Master S&P 500 Index Series
Master Small Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc. and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 09/30/2011

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock International Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master International Index Series of Quantitative Master Series LLC	$243,491,767
Total Investments (Cost - $209,255,397) – 100.0%	243,491,767
Liabilities in Excess of Other Assets – (0.0)%	(574)
Net Assets – 100.0%	$243,491,193

BlackRock International Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master International Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of September 30, 2011, the value of the investment and the percentage owned by the Fund of the Series was $243,491,767 and 30%, respectively.

•	The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the Fund’s investment in the Series was classified as Level 2.

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock S&P 500 Index Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master S&P 500 Index Series of Quantitative Master Series LLC	$1,614,723,357
Total Investments (Cost - $1,416,335,868) – 100.3%	1,614,723,357
Liabilities in Excess of Other Assets – (0.3)%	(4,267,508)
Net Assets – 100.0%	$1,610,455,849

BlackRock S&P 500 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of September 30, 2011, the value of the investment and the percentage owned by the Fund of the Series was $1,614,723,357 and 77.1%, respectively.

•	The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

• Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the Fund’s investment in the Series was classified as Level 2.

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Small Cap Index Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Small Cap Index Series of Quantitative Master Series LLC	$102,988,179
Total Investments (Cost - $106,234,350) – 99.9%	102,988,179
Other Assets Less Liabilities – 0.1%	65,346
Net Assets – 100.0%	$103,053,525

BlackRock Small Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of September 30, 2011, the value of the investment and the percentage owned by the Fund of the Series was $102,988,179 and 20.6%, respectively.

•	The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the Fund’s investment in the Series was classified as Level 2.

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments September 30, 2011 (Unaudited)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 8.2%
AGL Energy Ltd.	41,769	$572,716
AMP Ltd.	251,148	943,328
ASX Ltd.	15,311	444,721
Alumina Ltd.	213,456	297,653
Amcor Ltd.	111,091	735,460
Asciano Ltd.	262,047	361,045
Australia & New Zealand Banking Group Ltd.	227,806	4,228,350
BGP Holdings Plc	783,183	11
BHP Billiton Ltd.	282,566	9,355,882
Bendigo and Adelaide Bank Ltd.	33,458	271,008
BlueScope Steel Ltd.	161,329	111,243
Boral Ltd.	64,514	214,693
Brambles Ltd.	130,480	804,378
CFS Retail Property Trust	157,954	265,059
CSL Ltd.	46,124	1,309,430
Caltex Australia, Ltd.	11,046	113,846
Coca-Cola Amatil, Ltd.	49,409	566,021
Cochlear Ltd.	4,915	217,880
Commonwealth Bank of Australia Ltd.	136,601	5,940,727
Computershare, Ltd.	37,756	268,842
Crown, Ltd.	38,727	295,022
Dexus Property Group	436,867	344,346
Echo Entertainment Group Ltd. (a)	59,733	210,983
Fairfax Media Ltd.	189,335	148,797
Fortescue Metals Group, Ltd.	110,251	460,521
Foster’s Group Ltd.	169,670	866,922
GPT Group	152,603	458,991
Goodman Group	667,189	365,547
Harvey Norman Holdings, Ltd.	43,462	89,302
Iluka Resources Ltd.	36,144	423,053
Incitec Pivot, Ltd.	141,185	437,431
Insurance Australia Group Ltd.	182,261	527,614
Leighton Holdings Ltd.	12,693	225,432
Lend Lease Group	47,274	317,492
Lynas Corp. Ltd. (a)	145,691	149,112
MacArthur Coal Ltd.	14,042	214,723
Macquarie Group, Ltd.	29,925	647,156
Metcash, Ltd.	64,819	255,519
Mirvac Group	300,218	330,061
National Australia Bank Ltd.	190,400	4,044,352
Newcrest Mining Ltd.	67,545	2,226,361
OZ Minerals Ltd.	28,782	256,412
OneSteel Ltd.	112,768	132,157
Orica Ltd.	32,076	719,854
Origin Energy Ltd.	93,364	1,194,691
Paladin Energy, Ltd. (a)	57,611	66,111

Common Stocks	Shares	Value
Australia (concluded)
QBE Insurance Group Ltd.	95,492	$1,172,664
QR National, Ltd. (a)	147,372	445,647
Qantas Airways Ltd. (a)	101,794	136,456
Ramsay Health Care, Ltd.	11,800	215,419
Rio Tinto Ltd.	38,059	2,229,247
SP AusNet	112,442	100,983
Santos Ltd.	77,610	839,927
Sims Metal Management, Ltd.	13,902	166,817
Sonic Healthcare Ltd.	33,723	368,600
Stockland	205,691	572,537
Suncorp-Metway Ltd.	112,901	859,587
Tabcorp Holdings Ltd.	59,733	147,195
Tatts Group, Ltd.	120,798	258,448
Telstra Corp., Ltd.	382,371	1,138,787
Toll Holdings, Ltd.	56,864	238,458
Transurban Group	112,554	585,186
Wesfarmers Ltd., Ordinary Shares	88,418	2,671,513
Wesfarmers Ltd., Partially Protected Shares	13,370	411,356
Westfield Group	192,063	1,424,282
Westfield Retail Trust	271,005	630,702
Westpac Banking Corp.	264,097	5,114,306
Woodside Petroleum Ltd.	55,462	1,718,416
Woolworths, Ltd.	106,971	2,556,237
WorleyParsons, Ltd.	16,787	418,862
		66,851,887
Austria — 0.3%
Erste Bank der Oesterreichischen Sparkassen AG	16,319	416,199
IMMOFINANZ Immobilien Anlagen AG (a)	78,861	222,950
Immoeast AG NPV	30,711	—
OMV AG	14,273	424,857
Raiffeisen Bank International AG	4,394	127,191
Telekom Austria AG	29,064	293,326
Verbund AG	5,702	164,104
Vienna Insurance Group	3,349	127,318
Voestalpine AG	9,383	271,237
		2,047,182
Belgium — 0.9%
Ageas	203,860	351,072
Anheuser-Busch InBev NV	70,565	3,745,528
Bekaert SA	3,397	138,301
Belgacom SA	13,120	394,858
Colruyt SA	6,401	265,918
Delhaize Group	8,815	515,317
Dexia SA (a)	50,076	95,248

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
SEK	Swedish Krona
USD	US Dollar

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium (concluded)
Groupe Bruxelles Lambert SA	7,018	$492,901
KBC Bancassurance Holding	13,906	320,823
Mobistar SA	2,628	150,025
Solvay SA	5,118	481,917
UCB SA	9,154	390,115
Umicore SA	9,914	359,408
		7,701,431
Bermuda — 0.1%
Seadrill Ltd.	29,025	801,562
China — 0.0%
Foxconn International Holdings Ltd. (a)	179,313	92,631
Cyprus — 0.0%
Bank of Cyprus Plc	76,169	117,607
Denmark — 1.0%
A.P. Moller – Maersk A/S, Class A	48	268,674
A.P. Moller – Maersk A/S, Class B	121	710,781
Carlsberg A/S, Class B	9,344	553,719
Coloplast A/S, Class B	2,006	289,067
DSV A/S	17,748	319,328
Danske Bank A/S (a)	58,674	820,625
Novo-Nordisk A/S, Class B	37,393	3,729,359
Novozymes A/S, Class B	4,010	570,135
Pandora A/S	4,920	32,803
TDC A/S	32,016	261,560
Tryg A/S	2,275	119,619
Vestas Wind Systems A/S (a)	17,972	291,260
William Demant Holding A/S (a)	1,985	149,307
		8,116,237
Finland — 0.9%
Elisa Corp.	12,246	250,337
Fortum Oyj	39,210	922,958
Kesko Oyj, Class B	5,924	182,265
Kone Oyj, Class B	14,124	671,781
Metso Oyj	11,034	322,974
Neste Oil Oyj	10,756	93,347
Nokia Oyj	328,056	1,855,079
Nokian Renkaat Oyj	9,457	283,123
Orion Oyj	8,394	169,022
Outokumpu Oyj	11,706	76,811
Pohjola Bank Plc	11,663	122,694
Rautaruukki Oyj	7,372	73,925
Sampo Oyj	37,104	931,959
Sanoma Oyj	6,877	80,847
Stora Enso Oyj, Class R	50,239	294,055
UPM-Kymmene Oyj	46,882	529,627
Wartsila Oyj	14,440	342,636
		7,203,440
France — 8.5%
AXA SA	152,496	1,983,953
Accor SA	12,885	343,103
Aeroports de Paris	2,987	224,678
Air France-KLM (a)	11,270	82,372
Air Liquide	25,051	2,925,351

Common Stocks	Shares	Value
France (continued)
Alcatel-Lucent SA (a)	200,005	$579,914
Alstom SA	17,775	585,482
Arkema SA	4,767	276,052
Atos Origin SA	4,223	182,266
BNP Paribas SA	84,405	3,327,465
Bouygues SA	20,523	678,929
Bureau Veritas SA	4,701	337,933
CNP Assurances	13,166	193,856
Cap Gemini SA	12,870	427,909
Carrefour SA	51,649	1,176,150
Casino Guichard Perrachon SA	4,781	373,183
Christian Dior SA	4,706	526,892
Cie de Saint-Gobain	35,090	1,338,730
Cie Generale d’Optique Essilor International SA	17,825	1,281,848
Cie Generale de Geophysique – Veritas (a)	12,579	221,560
Cie Generale des Etablissements Michelin	15,722	940,299
Credit Agricole SA	82,727	568,940
Danone	51,403	3,159,910
Dassault Systèmes SA	5,426	383,158
EDP Renoveveis SA	21,601	625,585
Edenred	13,602	324,038
Eiffage SA	3,633	112,062
Eramet	468	64,615
Eurazeo	2,532	106,345
Eutelsat Communications SA	8,496	341,302
Fonciere Des Regions	2,385	166,370
France Telecom SA	163,624	2,678,009
GDF Suez	109,094	3,241,364
Gecina SA	1,890	165,203
Groupe Eurotunnel SA	45,197	383,051
ICADE	2,075	162,122
Iliad SA	1,649	184,217
Imerys SA	2,817	140,916
JC Decaux SA (a)	5,627	139,655
Klepierre	8,990	252,002
L’Oreal SA	21,165	2,064,702
LVMH Moet Hennessy Louis Vuitton SA	22,338	2,948,625
Lafarge SA	17,301	594,619
Lagardere S.C.A.	9,949	244,381
Legrand Promesses	17,038	531,149
Metropole Television SA	4,771	77,354
Natixis	75,674	238,052
Neopost SA	2,895	212,277
Pernod-Ricard SA	17,347	1,358,142
Peugeot SA	13,161	279,984
Pinault-Printemps-Redoute	6,833	883,241
Publicis Groupe	11,171	466,238
Renault SA	17,418	576,944
Safran SA	14,469	442,620
Sanofi – Aventis	97,781	6,431,716
Schneider Electric SA	42,888	2,295,174
Scor SE	14,491	312,586
Societe BIC SA	2,488	211,836
Societe Generale SA	55,796	1,460,615

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France (concluded)
Societe Television Francaise 1	9,864	$122,630
Sodexo Alliance SA	8,288	545,740
Suez Environnement Co.	23,632	328,887
Technip SA	8,951	717,127
Thales SA	8,580	268,189
Total SA	186,406	8,224,119
Unibail-Rodamco SE	8,044	1,435,345
Vallourec SA	9,659	553,140
Veolia Environnement SA	31,982	467,067
Vinci SA	39,188	1,680,849
Vivendi SA	108,441	2,207,849
Wendel SA	2,830	177,353
		69,565,339
Germany — 7.6%
Adidas-Salomon AG	18,562	1,129,608
Allianz AG, Registered Shares	39,794	3,729,859
Axel Springer AG	3,231	111,205
BASF SE	80,652	4,916,982
Bayer AG, Registered Shares	72,575	4,004,966
Bayerische Motoren Werke AG	28,971	1,913,859
Bayerische Motoren Werke AG, Preference Shares	4,787	224,547
Beiersdorf AG	8,774	469,492
Brenntag AG	2,857	247,843
Celesio AG	7,348	96,696
Commerzbank AG (a)	317,472	795,640
Continental AG	6,906	398,614
Daimler AG	79,532	3,537,141
Deutsche Bank AG, Registered Shares	81,896	2,837,803
Deutsche Boerse AG (a)	17,239	871,872
Deutsche Lufthansa AG	19,985	259,091
Deutsche Post AG	75,920	971,989
Deutsche Telekom AG, Registered Shares	246,396	2,892,160
E.ON AG	158,313	3,434,765
Fraport AG	3,268	192,431
Fresenius Medical Care AG	18,283	1,240,303
Fresenius SE & Co. KgaA	10,028	891,357
GEA Group AG	15,041	351,098
Hannover Rueckversicherung AG, Registered Shares	5,466	247,126
HeidelbergCement AG	12,845	466,649
Henkel KgaA	11,305	495,469
Henkel KgaA, Preference Shares	15,600	829,485
Hochtief AG	3,523	220,049
Infineon Technologies AG	96,614	712,875
K+S AG	15,342	803,140
Kabel Deutschland Holding AG (a)	7,962	426,881
Lanxess	7,247	347,638
Linde AG	14,769	1,976,291
MAN AG	5,532	428,820
Merck KgaA	5,587	457,623
Metro AG	11,193	475,128
Muenchener Rueckversicherungs AG, Registered Shares	16,614	2,063,404

Common Stocks	Shares	Value
Germany (concluded)
Porsche Automobil Holding SE, Preference Shares	13,589	$647,262
ProSieben SAT.1 Media AG, Preference Shares	6,266	110,178
RWE AG	37,180	1,371,503
RWE AG, Preference Shares	3,320	114,779
SAP AG	80,939	4,118,356
Salzgitter AG	3,282	157,513
Siemens AG	72,373	6,511,425
Suedzucker AG	5,874	166,887
TUI AG (a)	12,274	63,103
ThyssenKrupp AG	34,051	836,680
United Internet AG	9,819	165,984
Volkswagen AG	2,584	318,371
Volkswagen AG, Preference Shares	12,765	1,684,576
Wacker Chemie AG	1,310	116,302
		61,852,818
Greece — 0.1%
Alpha Bank AE (a)	43,309	75,547
Coca Cola Hellenic Bottling Co. SA	15,533	273,763
EFG Eurobank Ergasias SA (a)	27,241	33,342
Hellenic Telecommunications Organization SA	21,160	89,946
National Bank of Greece SA (a)	81,472	294,756
OPAP SA	19,756	199,261
Public Power Corp.	9,559	75,926
		1,042,541
Hong Kong — 2.6%
AIA Group Ltd.	741,400	2,099,600
ASM Pacific Technology, Ltd.	16,504	161,100
BOC Hong Kong Holdings Ltd.	324,900	686,942
Bank of East Asia Ltd.	134,932	414,411
CLP Holdings Ltd.	168,687	1,519,736
Cathay Pacific Airways Ltd.	99,263	162,000
Cheung Kong Holdings Ltd.	121,835	1,320,767
Cheung Kong Infrastructure Holdings Ltd.	37,500	218,471
Esprit Holdings Ltd.	105,987	128,360
Galaxy Entertainment Group Ltd. (a)	107,000	155,456
Hang Lung Group Ltd.	75,000	382,147
Hang Lung Properties, Ltd.	226,000	672,424
Hang Seng Bank Ltd.	67,053	785,506
Henderson Land Development Co., Ltd.	80,491	361,372
The Hong Kong & China Gas Ltd.	424,450	955,399
Hong Kong Exchanges and Clearing Ltd.	89,827	1,303,016
Hopewell Holdings Ltd.	46,849	134,421
Hutchison Whampoa, Ltd.	190,176	1,407,387
Hysan Development Co., Ltd.	54,791	165,996
Kerry Properties Ltd.	63,000	201,086
The Link REIT	192,914	609,493
Li & Fung, Ltd.	491,980	820,909
Lifestyle International Holdings Ltd.	52,466	133,105
MTR Corp.	127,000	380,145

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hong Kong (concluded)
Map Group	31,261	$96,798
NWS Holdings, Ltd.	127,500	168,702
New World Development Ltd.	203,484	194,567
Orient Overseas International Ltd.	18,057	72,141
PCCW, Ltd.	369,000	137,238
Power Assets Holdings Ltd.	123,500	944,888
SJM Holdings, Ltd.	147,000	259,688
Sands China, Ltd. (a)	210,600	492,736
Shangri-La Asia, Ltd.	119,905	229,250
Sino Land Co., Ltd.	228,421	301,654
Sun Hung Kai Properties Ltd.	127,324	1,460,662
Swire Pacific Ltd., Class A	64,077	658,383
Wharf Holdings Ltd.	131,357	648,072
Wheelock & Co., Ltd.	81,000	239,656
Wing Hang Bank, Ltd.	14,500	117,032
Wynn Macau Ltd.	136,400	322,560
Yue Yuen Industrial Holdings, Ltd.	63,785	164,966
		21,688,242
Ireland — 0.3%
Anglo Irish Bank Corp. Plc	62,641	1
CRH Plc	63,407	979,944
Elan Corp. Plc (a)	44,805	474,925
James Hardie Industries SE (a)	37,231	203,578
Kerry Group Plc	12,192	427,957
Ryanair Holdings Plc	29,444	130,079
		2,216,484
Israel — 0.6%
Bank Hapoalim Ltd.	91,371	315,473
Bank Leumi Le-Israel BM	99,581	305,081
Bezeq Israeli Telecommunication Corp., Ltd.	157,237	294,209
Cellcom Israel, Ltd.	4,972	101,505
Delek Group, Ltd.	395	59,885
Elbit Systems Ltd.	2,059	80,174
Israel Chemicals Ltd.	38,577	439,326
The Israel Corp. Ltd.	197	126,145
Israel Discount Bank Ltd. (a)	63,946	93,794
Makhteshim-Agan Industries, Ltd. (a)	22,390	122,641
Mizrahi Tefahot Bank, Ltd.	10,047	82,530
Nice Systems, Ltd. (a)	5,144	154,807
Partner Communications Co., Ltd.	7,239	68,597
Teva Pharmaceutical Industries Ltd.	82,138	3,043,227
		5,287,394
Italy — 2.2%
A2A SpA	94,579	117,659
Assicurazioni Generali SpA	102,607	1,624,906
Atlantia SpA	27,490	395,264
Autogrill SpA	9,990	100,446
Banca Carige SpA	58,018	112,205
Banca Monte dei Paschi di Siena SpA	371,709	206,427
Banco Popolare SpA	151,959	251,250
Enel Green Power SpA	154,583	352,188
Enel SpA	576,327	2,544,029

Common Stocks	Shares	Value
Italy (concluded)
Eni SpA	211,956	$3,728,882
Exor SpA	5,439	106,459
Fiat Industrial SpA (a)	65,937	492,695
Fiat SpA	65,810	355,312
Finmeccanica SpA	33,907	234,610
Intesa Sanpaolo SpA	891,364	1,397,874
Intesa Sanpaolo SpA, Non- Convertible Savings Shares	76,292	98,069
Luxottica Group SpA	9,883	251,179
Mediaset SpA	61,786	194,601
Mediobanca SpA	44,507	349,410
Parmalat SpA	29,138	61,522
Pirelli & C SpA	20,321	144,541
Prysmian SpA	17,052	224,018
Saipem SpA	23,883	838,230
Snam Rete Gas SpA	138,683	640,246
Telecom Italia SpA	843,911	916,917
Telecom Italia SpA (Non- Convertible Savings Shares)	529,336	514,794
Terna SpA	103,110	382,358
UniCredit SpA	1,188,778	1,260,544
Unione di Banche Italiane ScpA	67,395	249,494
		18,146,129
Japan — 22.6%
ABC-Mart, Inc.	2,200	84,569
Advantest Corp.	12,800	137,974
Aeon Co. Ltd.	52,100	704,738
Aeon Credit Service Co., Ltd.	7,100	109,228
Aeon Mall Co., Ltd.	6,000	137,052
Air Water, Inc.	12,000	148,324
Aisin Seiki Co. Ltd.	16,700	556,034
Ajinomoto Co., Inc.	59,000	696,960
Alfresa Holdings Corp.	3,200	133,792
All Nippon Airways Co. Ltd.	75,000	234,726
Amada Co., Ltd.	30,000	197,340
Aozora Bank Ltd.	46,000	105,911
Asahi Breweries Ltd.	33,700	714,081
Asahi Glass Co., Ltd.	87,100	850,377
Asahi Kasei Corp.	110,000	659,245
Asics Corp.	13,000	177,507
Astellas Pharma Inc.	39,500	1,491,003
The Bank of Kyoto Ltd.	29,000	258,199
The Bank of Yokohama Ltd.	108,000	541,588
Benesse Holdings, Inc.	5,900	261,371
Bridgestone Corp.	57,600	1,306,925
Brother Industries Ltd.	20,000	234,974
Canon, Inc.	99,800	4,531,522
Casio Computer Co., Ltd.	20,100	127,263
Central Japan Railway Co.	132	1,151,937
The Chiba Bank Ltd.	65,000	450,836
Chiyoda Corp.	13,000	126,740
Chubu Electric Power Co., Inc.	60,600	1,134,986
Chugai Pharmaceutical Co., Ltd.	19,700	333,727
The Chugoku Bank Ltd.	16,000	235,625
The Chugoku Electric Power Co., Inc.	26,300	462,579
Citizen Holdings Co., Ltd.	23,400	116,512

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	4

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Coca-Cola West Co., Ltd.	5,600	$107,419
Cosmo Oil Co., Ltd.	50,000	123,755
Credit Saison Co., Ltd.	13,500	260,291
Dai Nippon Printing Co., Ltd.	48,000	496,374
The Dai-ichi Life Insurance Co.	805	832,094
Daicel Chemical Industries Ltd.	26,000	148,018
Daido Steel Co., Ltd.	25,000	149,520
Daihatsu Motor Co., Ltd.	17,000	308,466
Daiichi Sankyo Co., Ltd.	59,100	1,232,027
Daikin Industries Ltd.	20,400	584,303
Dainippon Sumitomo Pharma Co., Ltd.	13,400	147,268
Daito Trust Construction Co., Ltd.	6,400	586,746
Daiwa House Industry Co., Ltd.	42,000	537,782
Daiwa Securities Group Inc.	144,000	537,732
Dena Co. Ltd.	8,500	356,077
Denki Kagaku Kogyo KK	41,000	156,316
Denso Corp.	43,300	1,391,970
Dentsu Inc.	15,613	494,660
East Japan Railway Co.	29,649	1,797,518
Eisai Co., Ltd.	21,800	879,598
Electric Power Development Co.	9,900	292,543
Elpida Memory, Inc. (a)	22,200	138,853
FANUC Ltd.	17,000	2,341,680
FUJIFILM Holdings Corp.	41,700	969,129
FamilyMart Co., Ltd.	6,200	236,794
Fast Retailing Co., Ltd.	4,600	823,846
Fuji Electric Co., Ltd.	48,800	126,326
Fuji Heavy Industries Ltd.	53,000	311,190
Fujitsu Ltd.	168,000	792,262
Fukuoka Financial Group, Inc.	65,000	271,972
Furukawa Electric Co., Ltd.	54,000	147,069
GS Yuasa Corp.	32,000	150,051
Gree, Inc. (a)	8,100	247,028
The Gunma Bank Ltd.	32,000	178,363
The Hachijuni Bank, Ltd.	36,000	220,526
Hakuhodo DY Holdings, Inc.	2,070	120,087
Hamamatsu Photonics KK	5,600	225,715
Hino Motors Ltd.	23,000	136,845
Hirose Electric Co., Ltd.	3,000	278,889
The Hiroshima Bank Ltd.	41,000	202,925
Hisamitsu Pharmaceutical Co., Inc.	5,200	249,855
Hitachi Chemical Co., Ltd.	8,500	140,331
Hitachi Construction Machinery Co., Ltd.	8,800	147,339
Hitachi High-Technologies Corp.	4,800	96,322
Hitachi Ltd.	395,000	1,960,806
Hitachi Metals Ltd.	14,000	161,213
Hokkaido Electric Power Co., Inc.	16,100	237,326
Hokuhoku Financial Group, Inc.	104,100	227,454
Hokuriku Electric Power Co.	14,900	274,931
Honda Motor Co., Ltd.	143,500	4,203,812
Hoya Corp.	37,600	871,739
IHI Corp.	112,000	246,918
ITOCHU Corp.	135,000	1,290,037
Ibiden Co., Ltd.	10,200	215,547
Idemitsu Kosan Co., Ltd.	2,000	179,163
Inpex Holdings, Inc.	194	1,191,373

Common Stocks	Shares	Value
Japan (continued)
Isetan Mitsukoshi Holdings Ltd.	32,105	$324,938
Isuzu Motors, Ltd.	105,000	451,095
Itochu Techno-Solutions Corp.	2,600	116,973
The Iyo Bank, Ltd.	20,000	204,049
J Front Retailing Co., Ltd.	44,600	211,688
JFE Holdings, Inc.	40,100	809,468
JGC Corp.	18,000	440,177
JS Group Corp.	22,900	641,082
JSR Corp.	15,100	259,806
JTEKT Corp.	19,900	238,124
JX Holdings, Inc.	199,360	1,118,945
Japan Petroleum Exploration Co.	2,400	87,240
Japan Prime Realty Investment Corp.	58	148,934
Japan Real Estate Investment Corp.	42	410,617
Japan Retail Fund Investment Corp.	171	274,934
The Japan Steel Works, Ltd.	28,000	167,018
Japan Tobacco, Inc.	394	1,842,957
The Joyo Bank, Ltd.	55,000	255,874
Jupiter Telecommunications Co., Ltd.	148	160,138
KDDI Corp.	257	1,769,280
Kajima Corp.	76,800	252,061
Kamigumi Co., Ltd.	21,000	187,447
Kaneka Corp.	25,000	141,422
The Kansai Electric Power Co., Inc.	66,800	1,154,395
Kansai Paint Co., Ltd.	18,000	172,489
Kao Corp.	46,100	1,284,084
Kawasaki Heavy Industries Ltd.	125,000	318,761
Kawasaki Kisen Kaisha, Ltd.	65,000	135,177
Keikyu Corp.	42,000	387,755
Keio Electric Railway Co., Ltd.	53,000	379,172
Keisei Electric Railway Co., Ltd.	24,000	162,740
Keyence Corp.	3,620	990,627
Kikkoman Corp.	13,000	148,522
Kinden Corp.	12,000	103,755
Kintetsu Corp.	141,000	531,615
Kirin Holdings Co., Ltd.	72,000	941,764
Kobe Steel Ltd.	214,000	357,215
Koito Manufacturing Co., Ltd.	8,000	126,562
Komatsu Ltd.	83,000	1,789,484
Konami Corp.	8,200	275,288
Konica Minolta Holdings, Inc.	42,000	287,982
Kubota Corp.	100,000	815,506
Kuraray Co., Ltd.	31,900	435,055
Kurita Water Industries, Ltd.	10,400	291,543
Kyocera Corp.	13,400	1,120,450
Kyowa Hakko Kirin Co., Ltd.	24,000	267,591
Kyushu Electric Power Co., Inc.	34,900	561,118
Lawson, Inc.	5,400	305,668
MS&AD Insurance Group Holdings, Inc.	50,770	1,104,637
Mabuchi Motor Co., Ltd.	2,100	97,533
Makita Corp.	10,100	359,487
Marubeni Corp.	146,000	815,258
Marui Group Co., Ltd.	18,800	141,349

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	5

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Maruichi Steel Tube, Ltd.	3,700	$87,370
Mazda Motor Corp. (a)	128,400	259,721
McDonald’s Holdings Co. Japan, Ltd.	5,500	146,693
Medipal Holdings Corp.	12,200	123,575
Meiji Holdings Co., Ltd.	5,793	274,896
Minebea Co., Ltd.	28,000	93,999
Miraca Holdings, Inc.	5,100	224,164
Mitsubishi Chemical Holdings Corp.	122,000	827,377
Mitsubishi Corp.	122,800	2,500,162
Mitsubishi Electric Corp.	173,000	1,532,409
Mitsubishi Estate Co., Ltd.	109,000	1,768,046
Mitsubishi Gas Chemical Co., Inc.	32,000	196,448
Mitsubishi Heavy Industries Ltd.	266,200	1,122,725
Mitsubishi Logistics Corp.	9,000	96,975
Mitsubishi Materials Corp.	94,000	228,893
Mitsubishi Motors Corp. (a)	360,000	477,145
Mitsubishi Tanabe Pharma Corp.	19,300	358,815
Mitsubishi UFJ Financial Group, Inc.	1,119,374	5,137,539
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,260	209,976
Mitsui & Co., Ltd.	151,800	2,198,863
Mitsui Chemicals, Inc.	70,000	234,136
Mitsui Engineering & Shipbuilding Co., Ltd.	59,000	99,080
Mitsui Fudosan Co., Ltd.	74,000	1,168,992
Mitsui OSK Lines Ltd.	100,000	385,289
Mizuho Financial Group, Inc.	2,006,064	2,937,650
Murata Manufacturing Co., Ltd.	17,800	966,437
NEC Corp. (a)	233,000	473,348
NGK Insulators Ltd.	23,000	346,091
NGK Spark Plug Co., Ltd.	15,000	203,856
NHK Spring Co., Ltd.	12,000	106,030
NKSJ Holdings, Inc.	32,275	716,484
NOK Corp.	9,700	175,487
NSK Ltd.	37,000	271,911
NTN Corp.	41,000	192,280
NTT Data Corp.	109	336,423
NTT DoCoMo, Inc.	1,346	2,452,478
NTT Urban Development Corp.	89	64,675
Nabtesco Corp.	8,000	151,205
Namco Bandai Holdings, Inc.	17,300	234,310
Nidec Corp.	9,500	765,099
Nikon Corp.	29,500	695,875
Nintendo Co., Ltd.	8,700	1,278,357
Nippon Building Fund, Inc.	48	496,910
Nippon Electric Glass Co., Ltd.	34,500	313,501
Nippon Express Co., Ltd.	77,000	328,442
Nippon Meat Packers, Inc.	15,000	194,930
Nippon Paper Group, Inc.	8,894	236,795
Nippon Sheet Glass Co., Ltd.	77,000	172,274
Nippon Steel Corp.	449,000	1,287,774
Nippon Telegraph & Telephone Corp.	42,076	2,015,783
Nippon Yusen KK	134,000	363,465
The Nishi-Nippon City Bank Ltd.	56,000	172,097

Common Stocks	Shares	Value
Japan (continued)
Nissan Motor Co., Ltd.	217,300	$1,922,678
Nisshin Seifun Group, Inc.	15,500	202,331
Nisshin Steel Co., Ltd.	62,000	110,659
Nissin Foods Holdings Co., Ltd.	5,800	233,371
Nitori Holdings Co., Ltd.	3,150	317,077
Nitto Denko Corp.	14,310	563,193
Nomura Holdings, Inc.	318,300	1,160,811
Nomura Real Estate Holdings, Inc.	8,300	125,572
Nomura Real Estate Office Fund, Inc.	25	152,455
Nomura Research Institute Ltd.	10,000	228,431
OJI Paper Co., Ltd.	74,000	405,876
ORIX Corp.	9,450	741,706
Obayashi Corp.	58,000	286,489
Odakyu Electric Railway Co., Ltd.	56,000	532,290
Olympus Corp.	18,900	583,326
Omron Corp.	17,900	351,529
Ono Pharmaceutical Co., Ltd.	7,100	423,618
Oracle Corp. Japan	3,200	112,659
Oriental Land Co., Ltd.	4,300	458,776
Osaka Gas Co., Ltd.	169,000	702,131
Otsuka Corp.	1,300	89,610
Otsuka Holdings Co., Ltd.	21,900	599,977
Panasonic Corp.	193,400	1,869,257
Rakuten, Inc.	631	735,144
Resona Holdings, Inc.	164,256	783,686
Ricoh Co., Ltd.	60,000	502,877
Rinnai Corp.	2,700	225,410
Rohm Co., Ltd.	8,600	448,617
SBI Holdings, Inc.	2,107	182,061
SMC Corp.	4,700	686,962
Sankyo Co., Ltd.	4,500	243,496
Santen Pharmaceutical Co., Ltd.	6,300	264,779
Secom Co., Ltd.	19,200	926,066
Sega Sammy Holdings, Inc.	18,732	437,032
Seiko Epson Corp.	11,900	151,425
Sekisui Chemical Co., Ltd.	37,000	311,072
Sekisui House Ltd.	50,000	468,517
Seven & I Holdings Co., Ltd.	65,700	1,841,577
Seven Bank Ltd.	44	85,878
Sharp Corp.	87,000	730,905
Shikoku Electric Power Co., Inc.	16,200	445,360
Shimadzu Corp.	20,000	168,709
Shimamura Co., Ltd.	1,900	199,175
Shimano, Inc.	6,500	344,051
Shimizu Corp.	53,000	232,629
Shin-Etsu Chemical Co., Ltd.	36,000	1,765,929
Shinsei Bank Ltd.	116,000	130,384
Shionogi & Co., Ltd.	26,300	389,120
Shiseido Co., Ltd.	31,000	601,201
The Shizuoka Bank, Ltd.	52,000	544,818
Showa Denko KK	129,000	254,643
Showa Shell Sekiyu KK	17,300	123,234
Softbank Corp.	76,500	2,238,393
Sojitz Corp.	113,700	207,718
Sony Corp.	88,000	1,684,493
Sony Financial Holdings, Inc.	14,400	219,855
Square Enix Holdings Co., Ltd.	5,300	95,437

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	6

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Stanley Electric Co., Ltd.	12,000	$181,331
Sumco Corp. (a)	10,600	98,988
Sumitomo Chemical Co., Ltd.	137,000	528,620
Sumitomo Corp.	101,500	1,255,917
Sumitomo Electric Industries Ltd.	65,100	764,560
Sumitomo Heavy Industries Ltd.	49,000	250,579
Sumitomo Metal Industries Ltd.	292,000	605,219
Sumitomo Metal Mining Co., Ltd.	47,000	622,291
Sumitomo Mitsui Financial Group, Inc.	118,150	3,328,943
Sumitomo Mitsui Trust Holdings, Inc.	277,820	919,555
Sumitomo Realty & Development Co., Ltd.	31,000	595,914
Sumitomo Rubber Industries Ltd.	14,400	184,124
Suruga Bank Ltd.	15,000	146,133
Suzuken Co., Ltd.	5,700	153,311
Suzuki Motor Corp.	29,100	641,450
Sysmex Corp.	6,200	223,071
T&D Holdings, Inc.	49,900	470,132
TDK Corp.	10,800	376,742
THK Co., Ltd.	10,000	166,408
Taisei Corp.	93,000	256,029
Taisho Pharmaceutical Co., Ltd.	10,000	245,559
Taiyo Nippon Sanso Corp.	22,000	153,175
Takashimaya Co., Ltd.	22,000	160,440
Takeda Pharmaceutical Co., Ltd.	69,400	3,291,520
Teijin, Ltd.	85,000	305,570
Terumo Corp.	14,900	775,460
Tobu Railway Co., Ltd.	89,000	419,222
Toho Co., Ltd.	9,900	172,922
Toho Gas Co., Ltd.	35,000	229,716
Tohoku Electric Power Co., Inc.	39,300	544,480
Tokio Marine Holdings, Inc.	63,300	1,604,211
The Tokyo Electric Power Co., Inc. (a)	125,500	379,405
Tokyo Electron Ltd.	15,500	703,077
Tokyo Gas Co., Ltd.	223,000	1,035,794
Tokyu Corp.	100,000	502,517
Tokyu Land Corp.	38,000	136,580
TonenGeneral Sekiyu KK	24,000	275,771
Toppan Printing Co., Ltd.	55,000	400,582
Toray Industries, Inc.	128,700	901,304
Toshiba Corp.	357,000	1,456,362
Tosoh Corp.	45,000	141,009
Toto Ltd.	27,000	238,157
Toyo Seikan Kaisha Ltd.	12,500	189,172
Toyo Suisan Kaisha Ltd.	8,000	219,399
Toyoda Gosei Co., Ltd.	5,700	108,529
Toyota Boshoku Corp.	5,100	72,883
Toyota Industries Corp.	15,700	457,881
Toyota Motor Corp.	242,600	8,316,125
Toyota Tsusho Corp.	17,900	306,243
Trend Micro, Inc.	9,100	284,604
Tsumura & Co.	5,000	159,419
USS Co., Ltd.	1,940	164,952
Ube Industries Ltd.	87,000	289,122
Uni-charm Corp.	9,800	470,042

Common Stocks	Shares	Value
Japan (concluded)
Ushio, Inc.	8,700	$132,450
West Japan Railway Co.	15,000	642,990
Yahoo! Japan Corp.	1,342	416,804
Yakult Honsha Co., Ltd.	8,700	271,449
Yamada Denki Co., Ltd.	7,240	503,536
Yamaguchi Financial Group, Inc.	20,000	202,133
Yamaha Corp.	13,300	143,918
Yamaha Motor Co., Ltd. (a)	24,300	320,813
Yamato Holdings Co., Ltd.	35,100	639,918
Yamato Kogyo Co., Ltd.	3,800	99,669
Yamazaki Baking Co., Ltd.	10,000	151,645
Yaskawa Electric Corp.	19,000	143,242
Yokogawa Electric Corp. (a)	17,700	167,428
		185,088,933
Luxembourg — 0.4%
ArcelorMittal	75,750	3
Millicom International Cellular SA	6,655	663,182
SES Global	26,021	633,230
Tenaris SA	41,257	519,695
		3,026,349
Netherlands — 2.6%
ASML Holding NV	38,033	1,315,121
Aegon NV (a)	154,577	626,559
Akzo Nobel NV	20,682	912,643
Corio NV	5,006	230,660
Delta Lloyd NV	8,681	136,993
European Aeronautic Defence and Space Co. NV	36,480	1,025,411
Fugro NV	5,871	296,082
Heineken Holding NV	10,182	392,946
Heineken NV	22,845	1,026,545
ING Groep NV CVA (a)	335,280	2,365,016
Koninklijke Ahold NV	102,540	1,205,888
Koninklijke Boskalis Westminster NV	6,070	186,703
Koninklijke DSM NV	13,498	586,874
Koninklijke KPN NV	134,879	1,776,495
Koninklijke Philips Electronics NV	88,903	1,595,094
Koninklijke Vopak NV	5,984	286,002
QIAGEN NV (a)	20,535	285,210
Randstad Holding NV	10,253	326,873
Reed Elsevier NV	59,351	652,655
SBM Offshore NV	14,390	249,407
STMicroelectronics NV	55,031	359,634
TNT Express NV	29,682	207,541
TNT NV	29,064	127,131
Unilever NV	142,541	4,511,901
Wolters Kluwer NV	25,969	421,440
		21,106,824
New Zealand — 0.1%
Auckland International Airport Ltd.	81,425	141,533
Contact Energy, Ltd.	29,916	123,583
Fletcher Building Ltd.	59,637	348,796
Sky City Ltd.	51,491	130,309

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	7

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
New Zealand (concluded)
Telecom Corp. of New Zealand Ltd.	171,010	$339,919
		1,084,140
Norway — 0.8%
Aker Solutions ASA	14,045	134,542
DnB NOR ASA	87,357	870,615
Gjensidige Forsikring ASA	17,265	178,247
Norsk Hydro ASA	80,174	363,641
Orkla ASA	66,626	506,438
Renewable Energy Corp. ASA (a)	39,887	34,889
Statoil ASA	98,437	2,112,249
Subsea 7 SA (a)	24,298	461,563
Telenor ASA	65,584	1,011,516
Yara International ASA	16,679	636,314
		6,310,014
Portugal — 0.2%
Banco Comercial Portugues SA, Registered Shares (a)	286,234	74,067
Banco Espirito Santo SA, Registered Shares	44,077	116,741
Cimpor Cimentos de Portugal SGPS SA	16,593	110,806
Energias de Portugal SA	167,759	516,695
Galp Energia SGPS SA	20,400	372,545
Jeronimo Martins SGPS SA	19,417	303,223
Portugal Telecom SGPS SA, Registered Shares	57,888	425,301
		1,919,378
Singapore — 1.7%
Ascendas Real Estate Investment Trust	150,962	232,788
CapitaLand Ltd.	223,749	417,472
CapitaMall Trust	163,700	227,015
CapitaMalls Asia Ltd.	110,000	101,371
City Developments, Ltd.	42,535	308,395
ComfortDelGro Corp., Ltd.	157,816	156,706
Cosco Corp. (Singapore) Ltd.	81,002	56,510
DBS Group Holdings Ltd.	151,407	1,357,674
Fraser and Neave Ltd.	78,096	342,810
Genting Singapore Plc (a)	535,227	621,474
Global Logistic Properties Ltd. (a)	159,000	199,390
Golden Agri-Resources, Ltd.	586,251	271,297
Hutchison Port Holdings Trust	460,000	307,056
Jardine Cycle & Carriage Ltd.	9,721	308,894
Keppel Corp. Ltd.	123,577	724,687
Keppel Land Ltd.	66,000	128,915
Neptune Orient Lines Ltd.	73,350	60,475
Noble Group Ltd.	332,840	332,063
Olam International, Ltd.	123,900	211,133
Oversea-Chinese Banking Corp.	225,914	1,392,351
SembCorp Industries, Ltd.	83,590	215,749
Sembcorp Marine Ltd.	74,197	181,674
Singapore Airlines Ltd.	47,009	407,001
Singapore Exchange, Ltd.	76,000	382,013
Singapore Press Holdings Ltd.	133,316	381,180
Singapore Technologies Engineering, Ltd.	130,213	277,184

Common Stocks	Shares	Value
Singapore (concluded)
Singapore Telecommunications Ltd.	696,132	$1,678,046
StarHub, Ltd.	52,157	113,368
UOL Group Ltd.	38,457	121,204
United Overseas Bank Ltd.	109,572	1,408,961
Wilmar International Ltd.	169,670	675,162
Yangzijiang Shipbuilding Holdings Ltd.	161,183	107,646
		13,707,664
Spain — 3.4%
ACS Actividades de Construccion y Servicios SA	12,194	429,723
Abertis Infraestructuras SA	33,493	515,089
Acciona SA	2,167	182,680
Acerinox SA	8,050	90,464
Amadeus IT Holding SA, Class A	25,917	414,070
Banco Bilbao Vizcaya Argentaria SA	383,384	3,174,287
Banco de Sabadell SA	97,907	349,581
Banco Popular Espanol SA	82,933	382,610
Banco Santander SA	744,254	6,084,940
Bankia SA (a)	74,628	366,337
Bankinter SA	18,086	98,226
Criteria Caixacorp SA	64,582	282,946
Distribuidora Internacional de Alimentacion SA (a)	50,193	199,855
EDP Renovaveis SA (a)	19,120	104,114
Enagas SA	15,325	281,649
Ferrovial SA	31,418	358,157
Fomento de Construcciones y Contratas SA	4,167	102,735
Gas Natural SDG SA	27,842	473,456
Gestevision Telecinco SA	13,979	79,466
Grifols SA	11,816	220,350
Iberdrola SA	345,652	2,336,916
Inditex SA	19,020	1,623,647
Indra Sistemas SA	8,623	123,969
International Consolidated Airlines Group SA (a)	79,390	187,275
Mapfre SA	62,698	193,600
Red Electrica de Espana	9,332	425,248
Repsol YPF SA	69,464	1,833,764
Telefonica SA	362,494	6,947,122
Zardoya Otis SA	14,144	179,799
		28,042,075
Sweden — 2.7%
Alfa Laval AB	29,149	458,879
Assa Abloy AB, Series B	26,999	555,490
Atlas Copco AB, Class A	60,117	1,064,101
Atlas Copco AB, Class B	33,806	529,268
Boliden AB	23,635	243,046
Electrolux AB	20,851	306,633
Getinge AB, Class B	17,462	381,046
Hennes & Mauritz AB, B Shares	90,047	2,696,172
Hexagon AB	22,073	287,021
Holmen AB, Class B	4,661	115,784
Husqvarna AB	38,981	157,499

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	8

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
Industrivarden AB	9,633	$100,864
Investor AB	40,300	709,182
Kinnevik Investment AB	17,622	326,066
Modern Times Group AB	4,086	163,733
Nordea Bank AB	230,943	1,869,050
Ratos AB	16,348	187,675
SKF AB	34,919	657,946
SSAB AB, Series A	13,368	99,154
Sandvik AB	90,385	1,041,528
Scania AB	27,616	394,561
Securitas AB	26,566	193,235
Skandinaviska Enskilda Banken AB, Class A	125,249	673,292
Skanska AB, Class B	34,795	481,684
Svenska Cellulosa AB	51,506	627,138
Svenska Handelsbanken, Class A	43,268	1,101,004
Swedbank AB, Class A	71,617	790,734
Swedish Match AB	18,945	625,209
Tele2 AB	27,468	497,515
Telefonaktiebolaget LM Ericsson	265,194	2,546,394
TeliaSonera AB	189,917	1,252,123
Volvo AB, B Shares	121,865	1,197,175
		22,330,201
Switzerland — 8.4%
ABB Ltd. (a)	191,855	3,281,847
Actelion Ltd. (a)	9,476	314,808
Adecco SA, Registered Shares (a)	11,436	450,744
Aryzta AG	7,256	315,074
Baloise Holding AG	4,070	298,057
Compagnie Financière Richemont SA	45,656	2,033,761
Crédit Suisse Group AG	100,069	2,617,927
GAM Holdings Ltd. (a)	17,488	218,891
Geberit AG (a)	3,360	620,390
Givaudan SA	721	562,303
Holcim Ltd. (a)	22,289	1,182,828
Julius Baer Group Ltd. (a)	17,891	597,884
Kuehne & Nagel International AG	4,696	527,046
Lindt & Spruengli AG	75	218,172
Lindt & Spruengli AG, Registered Shares	10	345,429
Lonza Group AG, Registered Shares	4,333	261,081
Nestle SA, Registered Shares	304,135	16,743,447
Novartis AG, Registered Shares	204,815	11,441,308
Pargesa Holding SA	2,208	151,033
Roche Holding AG	61,679	9,961,901
SGS SA	473	718,583
Schindler Holding AG	4,208	446,063
Schindler Holding AG, Registered Shares	1,929	210,258
Sika AG	194	343,486
Sonova Holding AG, Registered Shares	4,234	384,171
Straumann Holding AG, Registered Shares	656	102,647
Sulzer AG	2,068	212,519

Common Stocks	Shares	Value
Switzerland (concluded)
The Swatch Group Ltd., Bearer Shares	2,788	$917,319
The Swatch Group Ltd., Registered Shares	3,702	220,644
Swiss Life Holding (a)	2,882	316,067
Swiss Reinsurance Co., Registered Shares (a)	30,936	1,451,234
Swisscom AG	2,047	832,784
Syngenta AG, Registered Shares (a)	8,275	2,150,407
Synthes, Inc.	5,829	943,332
Transocean Ltd.	28,035	1,351,691
UBS AG (a)	321,821	3,681,170
Zurich Financial Services AG (a)	12,736	2,652,965
		69,079,271
United Kingdom — 21.8%
3i Group Plc	84,667	246,145
ARM Holdings Plc	119,118	1,018,654
Admiral Group Plc	17,676	346,744
Aggreko PLC	23,802	598,955
Amec Plc	28,479	359,344
Anglo American Plc	116,896	4,022,512
Antofagasta Plc	34,035	485,973
Associated British Foods Plc	30,780	529,888
AstraZeneca Plc	121,003	5,370,048
Autonomy Corp. Plc (a)	20,533	812,386
Aviva Plc	251,093	1,180,859
BAE Systems Plc	300,590	1,241,486
BG Group Plc	297,857	5,700,571
BHP Billiton Plc	188,811	5,043,883
BP Plc	1,655,853	9,927,960
BT Group Plc	677,087	1,814,813
Babcock International Group Plc	30,631	312,299
Balfour Beatty Plc	60,162	237,978
Barclays Plc	1,022,363	2,507,199
British American Tobacco Plc	174,483	7,367,598
British Land Co. Plc	72,575	534,578
British Sky Broadcasting Group Plc	99,800	1,027,855
Bunzl Plc	28,251	336,651
Burberry Group Plc	38,967	707,613
Cairn Energy Plc (a)	120,862	524,183
The Capita Group Plc	53,066	581,215
Capital Shopping Centres Group Plc	47,118	238,920
Carnival Plc	15,993	498,513
Centrica Plc	455,451	2,099,452
Cobham Plc	100,563	272,214
Compass Group Plc	165,337	1,333,874
Diageo Plc	220,411	4,202,491
Essar Energy Plc (a)	29,542	114,452
Eurasian Natural Resources Corp. Plc	21,888	193,988
Experian Plc	88,356	991,854
Fresnillo Plc	15,360	375,507
GKN Plc	138,990	377,391
G4S Plc	123,087	509,275
GlaxoSmithKline Plc	452,331	9,333,890

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	9

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (continued)
Glencore International Plc (a)	71,533	$449,429
HSBC Holdings Plc	1,563,028	11,971,694
Hammerson Plc	63,897	374,083
ICAP Plc	49,487	315,436
ITV Plc (a)	324,878	297,144
Imperial Tobacco Group Plc	89,675	3,026,316
Inmarsat Plc	39,692	302,280
Intercontinental Hotels Group Plc	25,177	408,262
International Power Plc	132,634	629,622
Intertek Group Plc	13,998	402,592
Invensys Plc	68,307	237,949
Investec Plc	41,548	224,792
J Sainsbury Plc	105,468	449,090
Johnson Matthey Plc	18,713	459,002
Kazakhmys Plc	18,615	227,401
Kingfisher Plc	207,893	798,292
Land Securities Group Plc	67,936	675,187
Legal & General Group Plc	522,836	780,867
Lloyds TBS Group Plc (a)	3,608,703	1,937,344
London Stock Exchange Group Plc	12,623	158,804
Lonmin Plc	14,124	229,329
Man Group Plc	162,226	419,641
Marks & Spencer Group Plc	136,767	665,993
National Grid Plc	308,852	3,061,343
Next Plc	15,264	598,422
Old Mutual Plc	486,483	789,394
Pearson Plc	71,285	1,257,405
Petrofac Ltd.	22,607	418,170
Prudential Plc	224,326	1,926,521
RSA Insurance Group Plc	311,571	536,199
Randgold Resources Ltd.	8,004	777,477
Reckitt Benckiser Group Plc	54,472	2,759,989
Reed Elsevier Plc	107,045	819,537
Resolution, Ltd.	126,155	483,409
Rexam Plc	81,636	392,565
Rio Tinto Plc, Registered Shares	125,563	5,568,485
Rolls-Royce Holdings Plc (a)	163,882	1,506,526
Royal Bank of Scotland Group Plc (a)	1,514,670	541,868
Royal Dutch Shell Plc	313,830	9,696,405
Royal Dutch Shell Plc, Class B	238,043	7,406,643
SABMiller Plc	83,914	2,738,032
The Sage Group Plc	115,262	457,131
Schroders Plc	10,062	199,455
Scottish & Southern Energy Plc	82,753	1,660,614
Segro Plc	62,131	211,946
Serco Group Plc	42,429	335,652
Severn Trent Plc	20,836	497,827
Shire Plc	48,993	1,527,826
Smith & Nephew Plc	80,158	721,053
Smiths Group Plc	34,027	525,121
Standard Chartered Plc	209,207	4,173,884
Standard Life Plc	204,836	633,902
TUI Travel Plc	42,176	97,279
Tesco Plc	707,822	4,146,121
Tullow Oil Plc	77,848	1,574,406
Unilever Plc	112,957	3,538,279
United Utilities Group Plc	58,600	567,230

Common Stocks	Shares	Value
United Kingdom (concluded)
Vedanta Resources Plc	10,542	$179,198
Vodafone Group Plc	4,498,640	11,594,251
WPP Plc	111,439	1,032,204
The Weir Group Plc	18,435	440,453
Whitbread Plc	15,559	381,515
William Morrison Supermarkets Plc	194,468	876,805
Wolseley Plc	24,556	609,281
Xstrata Plc	181,430	2,291,041
		178,370,624
Total Common Stocks – 98.0%		802,796,397

Rights
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA (Expires 10/20/11)	378	55,691
CaixaBank (Expires 10/13/11)	65	5,278
Total Rights – 0.0%		60,969
Total Long-Term Investments (Cost – $881,910,709) – 98.0%		802,857,366

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.11% (b)(c)	7,126,911	7,126,911
Total Short-Term Securities (Cost – $7,126,911) – 0.9%		7,126,911
Total Investments (Cost — $889,037,620*) – 98.9%		809,984,277
Other Assets Less Liabilities – 1.1%		8,826,182
Net Assets – 100.0%		$818,810,459

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$928,919,893
Gross unrealized appreciation	$49,865,619
Gross unrealized depreciation	(168,801,235)
Net unrealized depreciation	$(118,935,616)

(a)	Non-income producing security.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	10

Schedule of Investments (continued)	Master International Index Series

(b)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at September 30, 2011	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	2,576,868	4,550,043	7,126,911	$1,515

(c)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Index	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
132	DJ Euro Stoxx 50	Eurex	December 2011	$2,863,017	$(22,906)
5	Emini MSCI EAFE	Chicago Mercantile	December 2011	329,448	7,202
46	FTSE 100 Index	LIFFE	December 2011	2,383,818	(65,788)
16	SPI 200 Index	Sydney	December 2011	1,619,236	(18,615)
24	TOPIX Index	Tokyo	December 2011	179,845,400	25,342
Total					$(74,765)

•	Foreign currency exchange contracts as of September 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	119,000	USD	132,656	Deutsche Bank AG	10/03/11	$(1,367)
DKK	405,000	USD	73,998	Deutsche Bank AG	10/03/11	(1,084)
EUR	213,000	USD	289,595	Deutsche Bank AG	10/03/11	(4,228)
GBP	80,000	USD	125,198	Deutsche Bank AG	10/03/11	(446)
ILS	204,000	USD	55,024	Credit Suisse Securities LLC	10/03/11	(569)
JPY	17,287,000	USD	225,382	Deutsche Bank AG	10/03/11	(1,253)
NOK	385,000	USD	66,451	Deutsche Bank AG	10/03/11	(865)
AUD	90,000	USD	87,483	Credit Suisse Securities LLC	10/04/11	(390)
CHF	238,000	USD	262,983	Credit Suisse Securities LLC	10/04/11	(406)
DKK	236,000	USD	42,552	Credit Suisse Securities LLC	10/04/11	(64)
DKK	178,000	USD	32,110	Credit Suisse Securities LLC	10/04/11	(63)
EUR	566,000	USD	759,968	Credit Suisse Securities LLC	10/04/11	(1,670)
GBP	321,000	USD	501,884	Credit Suisse Securities LLC	10/04/11	(1,316)
HKD	659,000	USD	84,653	Credit Suisse Securities LLC	10/04/11	(29)
HKD	621,000	USD	79,743	Credit Suisse Securities LLC	10/04/11	1
ILS	175,000	USD	46,835	Credit Suisse Securities LLC	10/04/11	(122)
JPY	51,984,000	USD	675,468	Credit Suisse Securities LLC	10/04/11	(1,489)
SEK	624,000	USD	91,335	Credit Suisse Securities LLC	10/04/11	(391)
SEK	463,000	USD	67,412	Credit Suisse Securities LLC	10/04/11	67
AUD	85,000	USD	82,452	Credit Suisse Securities LLC	10/05/11	(197)
Total						$(15,881)

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	11

Schedule of Investments (concluded)	Master International Index Series

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Australia	$1,244,722	$65,607,154	$11	$66,851,887
Austria	—	2,047,182	—	2,047,182
Belgium	—	7,701,431	—	7,701,431
Bermuda	—	801,562	—	801,562
China	—	92,631	—	92,631
Cyprus	—	117,607	—	117,607
Denmark	—	8,116,237	—	8,116,237
Finland	—	7,203,440	—	7,203,440
France	—	69,565,339	—	69,565,339
Germany	871,872	60,980,946	—	61,852,818
Greece	—	1,042,541	—	1,042,541
Hong Kong	—	21,688,242	—	21,688,242
Ireland	427,957	1,788,526	1	2,216,484
Israel	122,641	5,164,753	—	5,287,394
Italy	—	18,146,129	—	18,146,129
Japan	6,198,604	178,890,329	—	185,088,933
Luxembourg	—	3,026,349	—	3,026,349
Netherlands	1,234,086	19,872,738	—	21,106,824
New Zealand	—	1,084,140	—	1,084,140
Norway	—	6,310,014	—	6,310,014
Portugal	—	1,919,378	—	1,919,378
Singapore	—	13,707,664	—	13,707,664
Spain	3,740,479	24,301,596	—	28,042,075
Sweden	—	22,330,201	—	22,330,201
Switzerland	1,451,234	67,628,037	—	69,079,271
United
Kingdom	449,429	177,921,195	—	178,370,624
Rights:
Spain	60,969	—	—	60,969
Short-Term Securities	7,126,911	—	—	7,126,911
Total	$22,928,904	$787,055,361	$12	$809,984,277

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$32,544	—	—	$32,544
Foreign currency exchange contracts	—	$68	—	68
Liabilities:
Equity contracts	(107,309)	—	—	(107,309)
Foreign currency exchange contracts	—	(15,949)	—	(15,949)
Total	$(74,765)	$(15,881)	—	$(90,646)

[1]

Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	12

Schedule of Investments September 30, 2011 (Unaudited)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.7%
Boeing Co.	149,942	$9,072,990
General Dynamics Corp.	73,587	4,186,364
Goodrich Corp.	25,184	3,039,205
Honeywell International, Inc.	158,739	6,970,230
ITT Corp.	37,582	1,578,444
L-3 Communications Holdings, Inc.	21,403	1,326,344
Lockheed Martin Corp.	56,000	4,067,840
Northrop Grumman Corp.	56,692	2,957,055
Precision Castparts Corp.	29,139	4,529,949
Raytheon Co.	71,837	2,935,978
Rockwell Collins, Inc.	31,068	1,639,148
Textron, Inc.	56,455	995,866
United Technologies Corp. (a)	184,221	12,961,790
		56,261,203
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	33,327	2,281,900
Expeditors International Washington, Inc.	42,830	1,736,757
FedEx Corp.	64,121	4,339,709
United Parcel Service, Inc., Class B	198,182	12,515,193
		20,873,559
Airlines — 0.1%
Southwest Airlines Co.	162,315	1,305,013
Auto Components — 0.2%
The Goodyear Tire & Rubber Co. (a)	48,676	491,141
Johnson Controls, Inc.	137,522	3,626,455
		4,117,596
Automobiles — 0.4%
Ford Motor Co. (a)	768,747	7,433,783
Harley-Davidson, Inc.	47,650	1,635,825
		9,069,608
Beverages — 2.8%
Brown-Forman Corp., Class B	20,657	1,448,882
The Coca-Cola Co.	464,682	31,393,916
Coca-Cola Enterprises, Inc.	63,748	1,586,050
Constellation Brands, Inc., Class A (a)	37,143	668,574
Dr. Pepper Snapple Group, Inc.	43,333	1,680,454
Molson Coors Brewing Co., Class B	32,895	1,302,971
PepsiCo, Inc.	320,264	19,824,341
		57,905,188
Biotechnology — 1.3%
Amgen, Inc.	186,642	10,255,978
Biogen Idec, Inc. (a)	49,056	4,569,567
Celgene Corp. (a)	92,500	5,727,600
Cephalon, Inc. (a)	15,732	1,269,572
Gilead Sciences, Inc. (a)	156,699	6,079,921
		27,902,638

Common Stocks	Shares	Value
Building Products — 0.0%
Masco Corp.	71,775	$511,038
Capital Markets — 1.9%
Ameriprise Financial, Inc.	48,282	1,900,379
The Bank of New York Mellon Corp.	250,449	4,655,847
BlackRock, Inc. (b)	20,227	2,993,798
The Charles Schwab Corp.	217,857	2,455,248
E*Trade Financial Corp. (a)	51,769	471,616
Federated Investors, Inc., Class B	19,041	333,789
Franklin Resources, Inc.	29,430	2,814,685
The Goldman Sachs Group, Inc.	102,582	9,699,128
Invesco Ltd.	90,003	1,395,947
Janus Capital Group, Inc.	38,242	229,452
Legg Mason, Inc.	27,343	702,989
Morgan Stanley	299,757	4,046,719
Northern Trust Corp.	48,766	1,705,835
State Street Corp.	101,659	3,269,353
T. Rowe Price Group, Inc.	51,461	2,458,292
		39,133,077
Chemicals — 2.1%
Air Products & Chemicals, Inc.	43,095	3,291,165
Airgas, Inc.	14,002	893,608
CF Industries Holdings, Inc.	14,530	1,792,857
The Dow Chemical Co.	238,949	5,366,795
E.I. du Pont de Nemours & Co.	188,662	7,540,820
Eastman Chemical Co.	14,327	981,829
Ecolab, Inc.	46,790	2,287,563
FMC Corp.	14,377	994,313
International Flavors & Fragrances, Inc.	16,311	917,004
Monsanto Co.	108,107	6,490,744
The Mosaic Co.	56,048	2,744,671
PPG Industries, Inc.	31,897	2,253,842
Praxair, Inc.	61,331	5,733,222
The Sherwin-Williams Co.	17,820	1,324,382
Sigma-Aldrich Corp.	24,564	1,517,810
		44,130,625
Commercial Banks — 2.5%
BB&T Corp.	140,468	2,996,183
Comerica, Inc.	40,512	930,561
Fifth Third Bancorp	185,284	1,871,368
First Horizon National Corp.	52,072	310,349
Huntington Bancshares, Inc.	172,439	827,707
KeyCorp	193,629	1,148,220
M&T Bank Corp.	25,309	1,769,099
The PNC Financial Services Group, Inc. (b)	106,551	5,134,693
Regions Financial Corp.	251,789	838,457
SunTrust Banks, Inc.	108,278	1,943,590
U.S. Bancorp	388,605	9,147,762
Wells Fargo & Co. (a)	1,068,502	25,772,268

Portfolio Abbreviation

FKA	Formerly Known As

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Banks (concluded)
Zions Bancorporation	36,844	$518,395
		53,208,652
Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	21,121	529,715
Cintas Corp.	23,274	654,930
Iron Mountain, Inc.	41,011	1,296,768
Pitney Bowes, Inc.	41,352	777,418
R.R. Donnelley & Sons Co.	37,493	529,401
Republic Services, Inc., Class A	64,657	1,814,275
Stericycle, Inc. (a)(c)	17,422	1,406,304
Waste Management, Inc.	95,640	3,114,038
		10,122,849
Communications Equipment — 1.2%
F5 Networks, Inc. (a)	16,357	1,162,165
Harris Corp.	24,876	850,013
JDS Uniphase Corp. (a)	45,268	451,322
Juniper Networks, Inc. (a)(c)	107,509	1,855,605
Motorola Mobility Holdings, Inc. (a)	53,519	2,021,948
Motorola Solutions, Inc.	61,628	2,582,213
QUALCOMM, Inc.	339,915	16,530,067
Tellabs, Inc.	70,898	304,152
		25,757,485
Computers & Peripherals — 4.8%
Apple, Inc. (a)	187,636	71,523,090
Dell, Inc. (a)	315,346	4,462,146
EMC Corp. (a)	417,787	8,769,349
Hewlett-Packard Co.	419,658	9,421,322
Lexmark International, Inc., Class A (a)	16,246	439,129
NetApp, Inc. (a)	74,740	2,536,676
SanDisk Corp. (a)	48,542	1,958,670
Western Digital Corp. (a)	46,867	1,205,419
		100,315,801
Construction & Engineering — 0.2%
Fluor Corp.	35,149	1,636,186
Jacobs Engineering Group, Inc. (a)(c)	25,793	832,856
Quanta Services, Inc. (a)(c)	43,262	812,893
		3,281,935
Construction Materials — 0.0%
Vulcan Materials Co. (c)	26,156	720,859
Consumer Finance — 0.8%
American Express Co.	209,762	9,418,314
Capital One Financial Corp.	93,060	3,687,968
Discover Financial Services, Inc.	110,016	2,523,767
SLM Corp.	102,477	1,275,838
		16,905,887
Containers & Packaging — 0.1%
Ball Corp.	33,660	1,044,133
Bemis Co.	20,964	614,455
Owens-Illinois, Inc. (a)	32,836	496,480

Common Stocks	Shares	Value
Containers & Packaging (concluded)
Sealed Air Corp.	31,882	$532,430
		2,687,498
Distributors — 0.1%
Genuine Parts Co.	31,728	1,611,782
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	24,840	983,912
DeVry, Inc.	12,570	464,587
H&R Block, Inc.	61,179	814,293
		2,262,792
Diversified Financial Services — 2.9%
Bank of America Corp.	2,050,691	12,550,229
CME Group, Inc.	13,526	3,332,806
Citigroup, Inc.	590,467	15,127,765
IntercontinentalExchange, Inc. (a)(c)	14,828	1,753,559
JPMorgan Chase & Co.	789,838	23,789,921
Leucadia National Corp.	39,675	899,829
Moody’s Corp.	40,623	1,236,970
The NASDAQ OMX Group, Inc. (a)	26,725	618,417
NYSE Euronext	52,796	1,226,979
		60,536,475
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	1,199,304	34,204,150
CenturyLink, Inc.	124,667	4,128,971
Frontier Communications Corp.	202,243	1,235,705
Verizon Communications, Inc.	572,814	21,079,555
Windstream Corp.	102,199	1,191,640
		61,840,021
Electric Utilities — 2.1%
American Electric Power Co., Inc.	97,707	3,714,820
Duke Energy Corp.	269,572	5,388,744
Edison International	65,710	2,513,408
Entergy Corp.	35,893	2,379,347
Exelon Corp.	134,076	5,712,978
FirstEnergy Corp.	84,351	3,788,203
NextEra Energy, Inc.	85,479	4,617,576
Northeast Utilities, Inc.	35,427	1,192,119
PPL Corp.	117,115	3,342,462
Pepco Holdings, Inc.	45,614	863,017
Pinnacle West Capital Corp.	22,032	946,054
Progress Energy, Inc.	59,402	3,072,271
The Southern Co.	173,506	7,351,449
		44,882,448
Electrical Equipment — 0.4%
Emerson Electric Co.	150,243	6,206,538
Rockwell Automation, Inc.	29,103	1,629,768
Roper Industries, Inc.	19,460	1,340,989
		9,177,295

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	34,879	$1,422,017
Corning, Inc.	318,098	3,931,691
Flir Systems, Inc.	32,003	801,675
Jabil Circuit, Inc.	38,135	678,421
Molex, Inc.	27,845	567,203
		7,401,007
Energy Equipment & Services — 1.9%
Baker Hughes, Inc.	88,226	4,072,512
Cameron International Corp. (a)	49,418	2,052,824
Diamond Offshore Drilling, Inc.	13,932	762,638
FMC Technologies, Inc. (a)	48,469	1,822,434
Halliburton Co.	186,046	5,678,124
Helmerich & Payne, Inc.	21,572	875,823
Nabors Industries Ltd. (a)	57,465	704,521
National Oilwell Varco, Inc.	85,699	4,389,503
Noble Corp. (a)	50,855	1,492,594
Rowan Cos., Inc. (a)	25,982	784,397
Schlumberger Ltd.	273,413	16,330,958
		38,966,328
Food & Staples Retailing — 2.4%
CVS Caremark Corp.	272,794	9,160,423
Costco Wholesale Corp.	88,571	7,273,451
The Kroger Co.	122,317	2,686,081
SUPERVALU, Inc.	42,043	280,006
SYSCO Corp.	119,834	3,103,701
Safeway, Inc.	70,959	1,180,048
Wal-Mart Stores, Inc.	356,196	18,486,572
Walgreen Co.	183,854	6,046,958
Whole Foods Market, Inc.	31,865	2,081,103
		50,298,343
Food Products — 1.9%
Archer-Daniels-Midland Co.	137,562	3,412,913
Campbell Soup Co.	35,683	1,155,059
ConAgra Foods, Inc.	83,764	2,028,764
Dean Foods Co. (a)	36,435	323,178
General Mills, Inc.	130,778	5,031,030
H.J. Heinz Co.	64,908	3,276,556
The Hershey Co.	31,272	1,852,553
Hormel Foods Corp.	27,708	748,670
The J.M. Smucker Co.	22,740	1,657,519
Kellogg Co.	50,499	2,686,042
Kraft Foods, Inc. (a)	357,360	12,000,149
McCormick & Co., Inc.	26,549	1,225,502
Mead Johnson Nutrition Co.	41,214	2,836,760
Sara Lee Corp.	119,150	1,948,102
Tyson Foods, Inc., Class A	60,086	1,043,093
		41,225,890
Gas Utilities — 0.1%
Nicor, Inc.	8,971	493,495
Oneok, Inc.	21,279	1,405,265
		1,898,760

Common Stocks	Shares	Value
Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	115,044	$6,458,570
Becton Dickinson & Co.	44,120	3,234,878
Boston Scientific Corp. (a)	308,203	1,821,480
C.R. Bard, Inc.	17,499	1,531,862
CareFusion Corp. (a)	44,778	1,072,433
Covidien Plc	99,987	4,409,427
Dentsply International, Inc.	28,214	865,888
Edwards Lifesciences Corp. (a)(c)	23,128	1,648,564
Intuitive Surgical, Inc. (a)	7,924	2,886,555
Medtronic, Inc.	214,369	7,125,626
St. Jude Medical, Inc.	66,784	2,416,913
Stryker Corp.	66,359	3,127,500
Varian Medical Systems, Inc. (a)(c)	23,765	1,239,582
Zimmer Holdings, Inc. (a)	38,715	2,071,252
		39,910,530
Health Care Providers & Services — 2.1%
Aetna, Inc.	76,018	2,763,254
AmerisourceBergen Corp.	53,940	2,010,344
Cigna Corp.	54,569	2,288,624
Cardinal Health, Inc.	69,221	2,898,976
Coventry Health Care, Inc. (a)	29,665	854,649
DaVita, Inc. (a)	18,605	1,165,975
Express Scripts, Inc. (a)(c)	98,936	3,667,558
Humana, Inc.	33,963	2,470,129
Laboratory Corp. of America Holdings (a)	20,449	1,616,493
McKesson Corp.	50,140	3,645,178
Medco Health Solutions, Inc. (a)	78,466	3,679,271
Patterson Cos., Inc.	19,396	555,307
Quest Diagnostics, Inc.	32,139	1,586,381
Tenet Healthcare Corp.	100,164	413,677
UnitedHealth Group, Inc.	217,367	10,024,966
WellPoint, Inc.	73,327	4,786,787
		44,427,569
Health Care Technology — 0.1%
Cerner Corp. (a)	29,468	2,019,147
Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	93,471	2,832,171
Chipotle Mexican Grill, Inc., Class A (a)	6,340	1,920,703
Darden Restaurants, Inc.	27,314	1,167,674
International Game Technology	60,105	873,326
Marriott International, Inc., Class A	57,255	1,559,626
McDonald’s Corp.	208,576	18,317,144
Starbucks Corp.	151,192	5,637,950
Starwood Hotels & Resorts Worldwide, Inc.	39,345	1,527,373
Wyndham Worldwide Corp.	32,508	926,803
Wynn Resorts Ltd.	16,162	1,859,923
Yum! Brands, Inc.	93,903	4,637,869
		41,260,562

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Durables — 0.3%
D.R. Horton, Inc.	56,066	$506,837
Fortune Brands, Inc. (a)	31,091	1,681,401
Harman International Industries, Inc.	13,861	396,147
Leggett & Platt, Inc.	28,773	569,418
Lennar Corp., Class A	31,994	433,199
Newell Rubbermaid, Inc.	59,059	701,030
Pulte Group, Inc. (a)	66,768	263,734
Stanley Black & Decker, Inc.	33,905	1,664,735
Whirlpool Corp.	15,560	776,600
		6,993,101
Household Products — 2.5%
Clorox Co.	26,891	1,783,680
Colgate-Palmolive Co.	98,610	8,744,735
Kimberly-Clark Corp.	79,242	5,626,975
The Procter & Gamble Co.	556,502	35,159,796
		51,315,186
IT Services — 4.0%
Accenture Plc	130,005	6,848,663
Automatic Data Processing, Inc.	99,554	4,693,971
Cognizant Technology Solutions Corp. (a)(c)	61,365	3,847,585
Computer Sciences Corp.	31,026	833,048
Fidelity National Information Services, Inc.	51,016	1,240,709
Fiserv, Inc. (a)	28,962	1,470,401
International Business Machines Corp.	241,853	42,331,531
MasterCard, Inc., Class A	21,593	6,848,436
Paychex, Inc.	64,948	1,712,679
SAIC, Inc. (a)(c)	55,927	660,498
Teradata Corp. (a)(c)	34,043	1,822,322
Total System Services, Inc.	33,376	565,056
Visa, Inc., Class A	103,496	8,871,677
The Western Union Co.	127,514	1,949,689
		83,696,265
Independent Power Producers & Energy Traders — 0.2%
The AES Corp. (a)	133,523	1,303,184
Constellation Energy Group, Inc.	40,476	1,540,517
NRG Energy, Inc. (a)	48,317	1,024,804
		3,868,505
Industrial Conglomerates — 2.2%
3M Co.	143,577	10,307,393
General Electric Co.	2,145,293	32,694,265
Tyco International Ltd.	93,459	3,808,454
		46,810,112
Insurance — 3.6%
ACE Ltd.	68,379	4,143,767
Aflac, Inc.	94,331	3,296,869
The Allstate Corp.	103,684	2,456,274
American International Group, Inc. (a)	87,983	1,931,227
Aon Corp.	65,613	2,754,434
Assurant, Inc.	19,714	705,761

Common Stocks	Shares	Value
Insurance (concluded)
Berkshire Hathaway, Inc. (a)(c)	355,896	$25,282,852
Chubb Corp.	58,238	3,493,698
Cincinnati Financial Corp.	32,670	860,201
Genworth Financial, Inc., Class A (a)	98,319	564,351
Hartford Financial Services Group, Inc.	89,798	1,449,340
Lincoln National Corp.	63,213	988,019
Loews Corp.	62,663	2,165,007
Marsh & McLennan Cos., Inc.	108,858	2,889,091
MetLife, Inc.	213,925	5,992,039
Principal Financial Group, Inc.	62,570	1,418,462
The Progressive Corp.	130,471	2,317,165
Prudential Financial, Inc.	98,427	4,612,289
Torchmark Corp.	21,865	762,214
The Travelers Cos., Inc.	84,484	4,116,905
Unum Group	61,681	1,292,834
XL Group Plc	66,209	1,244,729
		74,737,528
Internet & Catalog Retail — 1.1%
Amazon.com, Inc. (a)	73,486	15,889,878
Expedia, Inc.	38,676	995,907
Netflix, Inc. (a)	10,617	1,201,419
Priceline.com, Inc. (a)(c)	10,067	4,524,714
		22,611,918
Internet Software & Services — 1.8%
Akamai Technologies, Inc. (a)(c)	37,332	742,160
eBay, Inc. (a)	232,036	6,842,742
Google, Inc., Class A (a)	50,969	26,217,434
Monster Worldwide, Inc. (a)	25,365	182,121
VeriSign, Inc.	33,764	965,988
Yahoo! Inc. (a)	257,058	3,382,883
		38,333,328
Leisure Equipment & Products — 0.1%
Hasbro, Inc.	25,067	817,435
Mattel, Inc.	70,100	1,814,889
		2,632,324
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. (a)	70,195	2,193,594
Life Technologies Corp. (a)	36,555	1,404,809
PerkinElmer, Inc.	22,558	433,339
Thermo Fisher Scientific, Inc. (a)(c)	77,301	3,914,522
Waters Corp. (a)	18,481	1,395,131
		9,341,395
Machinery — 2.0%
Caterpillar, Inc.	130,724	9,652,660
Cummins, Inc.	39,581	3,232,184
Danaher Corp.	115,091	4,826,917
Deere & Co.	84,061	5,427,819
Dover Corp.	37,629	1,753,511
Eaton Corp.	68,815	2,442,933
Flowserve Corp.	11,368	841,232

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	4

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Illinois Tool Works, Inc.	99,951	$4,157,962
Ingersoll-Rand Plc	66,809	1,876,665
Joy Global, Inc.	21,184	1,321,458
PACCAR, Inc.	73,710	2,492,872
Pall Corp.	23,271	986,690
Parker Hannifin Corp.	31,700	2,001,221
Snap-On, Inc.	11,621	515,972
		41,530,096
Media — 3.1%
CBS Corp., Class B	135,743	2,766,442
Cablevision Systems Corp., Class A	45,841	721,079
Comcast Corp., Class A	555,428	11,608,445
DIRECTV, Class A (a)	149,939	6,334,923
Discovery Communications, Inc., Class A (a)	54,842	2,063,156
Gannett Co., Inc.	48,077	458,174
Interpublic Group of Cos., Inc.	97,261	700,279
The McGraw-Hill Cos., Inc.	61,453	2,519,573
News Corp., Class A	462,349	7,152,539
Omnicom Group, Inc.	56,697	2,088,718
Scripps Networks Interactive	19,887	739,200
Time Warner Cable, Inc.	66,155	4,145,934
Time Warner, Inc.	212,195	6,359,484
Viacom, Inc., Class B	116,781	4,524,096
Walt Disney Co.	376,334	11,350,233
The Washington Post Co., Class B	1,037	339,068
		63,871,343
Metals & Mining — 0.9%
AK Steel Holding Corp.	22,572	147,621
Alcoa, Inc.	214,534	2,053,090
Allegheny Technologies, Inc.	21,400	791,586
Cliffs Natural Resources, Inc.	29,509	1,509,976
Freeport-McMoRan Copper & Gold, Inc., Class B	191,768	5,839,336
Newmont Mining Corp.	99,968	6,287,987
Nucor Corp.	63,743	2,016,828
Titanium Metals Corp.	15,489	232,025
United States Steel Corp.	28,711	631,929
		19,510,378
Multi-Utilities — 1.5%
Ameren Corp.	48,992	1,458,492
CMS Energy Corp.	50,971	1,008,716
CenterPoint Energy, Inc.	86,289	1,692,990
Consolidated Edison, Inc.	59,364	3,384,935
DTE Energy Co.	34,153	1,674,180
Dominion Resources, Inc.	115,659	5,872,008
Integrys Energy Group, Inc.	15,782	767,321
NiSource, Inc.	56,713	1,212,524
PG&E Corp.	81,329	3,441,030
Public Service Enterprise Group, Inc.	102,036	3,404,941
SCANA Corp. (c)	23,091	934,031
Sempra Energy	48,292	2,487,038
TECO Energy, Inc.	42,961	735,922
Wisconsin Energy Corp.	47,484	1,485,774

Common Stocks	Shares	Value
Multi-Utilities (concluded)
Xcel Energy, Inc.	97,650	$2,410,979
		31,970,881
Multiline Retail — 0.8%
Big Lots, Inc. (a)	13,960	486,227
Family Dollar Stores, Inc.	24,664	1,254,411
JCPenney Co., Inc.	29,738	796,384
Kohl’s Corp.	56,691	2,783,528
Macy’s, Inc.	86,070	2,265,362
Nordstrom, Inc.	32,659	1,491,863
Sears Holdings Corp. (a)(c)	8,163	469,536
Target Corp.	137,093	6,723,041
		16,270,352
Office Electronics — 0.1%
Xerox Corp.	282,591	1,969,659
Oil, Gas & Consumable Fuels — 9.7%
Alpha Natural Resources, Inc. (a)	45,687	808,203
Anadarko Petroleum Corp.	100,709	6,349,702
Apache Corp.	77,670	6,232,241
Cabot Oil & Gas Corp.	21,167	1,310,449
Chesapeake Energy Corp.	133,643	3,414,579
Chevron Corp.	405,482	37,515,195
ConocoPhillips	278,233	17,617,713
Consol Energy, Inc.	45,708	1,550,872
Denbury Resources, Inc. (a)(c)	81,188	933,662
Devon Energy Corp.	84,638	4,692,331
EOG Resources, Inc.	54,370	3,860,814
EQT Corp.	30,136	1,608,057
El Paso Corp.	156,124	2,729,047
Exxon Mobil Corp. (d)	984,398	71,496,827
Hess Corp.	61,318	3,216,742
Marathon Oil Corp.	144,435	3,116,907
Marathon Petroleum Corp.	72,779	1,969,400
Murphy Oil Corp.	39,010	1,722,682
Newfield Exploration Co. (a)(c)	26,669	1,058,493
Noble Energy, Inc.	35,591	2,519,843
Occidental Petroleum Corp.	164,463	11,759,104
Peabody Energy Corp.	54,603	1,849,950
Pioneer Natural Resources Co.	23,547	1,548,686
QEP Resources, Inc.	35,645	964,910
Range Resources Corp.	32,398	1,893,987
Southwestern Energy Co. (a)	70,166	2,338,633
Spectra Energy Corp.	131,098	3,215,834
Sunoco, Inc.	24,421	757,295
Tesoro Corp. (a)	28,563	556,122
Valero Energy Corp.	115,921	2,061,075
Williams Cos., Inc.	119,362	2,905,271
		203,574,626
Paper & Forest Products — 0.1%
International Paper Co.	88,187	2,050,348
MeadWestvaco Corp.	34,674	851,593
		2,901,941
Personal Products — 0.2%
Avon Products, Inc.	86,758	1,700,457

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	5

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Personal Products (concluded)
The Estée Lauder Cos., Inc., Class A	22,995	$2,019,881
		3,720,338
Pharmaceuticals — 6.2%
Abbott Laboratories	314,984	16,108,282
Allergan, Inc.	62,197	5,123,789
Bristol-Myers Squibb Co.	345,110	10,829,552
Eli Lilly & Co.	206,105	7,619,702
Forest Laboratories, Inc. (a)(c)	56,237	1,731,537
Hospira, Inc. (a)(c)	33,835	1,251,895
Johnson & Johnson	554,595	35,333,247
Merck & Co., Inc.	623,447	20,392,951
Mylan, Inc. (a)	87,366	1,485,222
Pfizer, Inc.	1,580,347	27,940,535
Watson Pharmaceuticals, Inc. (a)	25,508	1,740,921
		129,557,633
Professional Services — 0.1%
Dun & Bradstreet Corp.	9,903	606,658
Equifax, Inc.	24,810	762,659
Robert Half International, Inc.	29,573	627,539
		1,996,856
Real Estate Investment Trusts (REITs) — 1.7%
Apartment Investment & Management Co., Class A	24,475	541,387
AvalonBay Communities, Inc.	19,008	2,167,862
Boston Properties, Inc.	29,699	2,646,181
Equity Residential	59,950	3,109,607
HCP, Inc.	82,449	2,890,662
Health Care REIT, Inc.	35,648	1,668,326
Host Marriott Corp. (c)	142,616	1,560,219
Kimco Realty Corp.	82,727	1,243,387
Plum Creek Timber Co., Inc.	32,855	1,140,397
ProLogis	92,768	2,249,624
Public Storage	28,642	3,189,287
Simon Property Group, Inc.	59,394	6,532,152
Ventas, Inc. (a)	58,381	2,884,021
Vornado Realty Trust (c)	37,287	2,782,356
Weyerhaeuser Co.	108,619	1,689,026
		36,294,494
Real Estate Management & Development — 0.0%
CBRE Group, Inc. (FKA CB Richard Ellis Group, Inc.) (a)	65,562	882,464
Road & Rail — 0.8%
CSX Corp.	222,421	4,152,600
Norfolk Southern Corp.	70,710	4,314,724
Ryder System, Inc.	10,227	383,615
Union Pacific Corp.	98,939	8,080,348
		16,931,287
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc. (a)	117,166	595,203
Altera Corp.	65,522	2,065,909
Analog Devices, Inc.	60,429	1,888,406

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Applied Materials, Inc.	265,873	$2,751,786
Broadcom Corp., Class A (a)	97,355	3,240,948
First Solar, Inc. (a)(c)	11,840	748,406
Intel Corp.	1,063,844	22,691,793
KLA-Tencor Corp.	33,859	1,296,123
LSI Corp. (a)	112,665	583,605
Linear Technology Corp.	45,925	1,269,826
MEMC Electronic Materials, Inc. (a)	44,900	235,276
Microchip Technology, Inc.	38,412	1,194,997
Micron Technology, Inc. (a)	202,716	1,021,689
Novellus Systems, Inc. (a)(c)	14,824	404,102
Nvidia Corp. (a)	122,369	1,529,612
Teradyne, Inc. (a)	36,815	405,333
Texas Instruments, Inc.	234,204	6,241,537
Xilinx, Inc.	53,569	1,469,933
		49,634,484
Software — 4.7%
Adobe Systems, Inc. (a)	100,808	2,436,529
Autodesk, Inc. (a)	46,574	1,293,826
BMC Software, Inc. (a)	35,666	1,375,281
CA, Inc.	76,550	1,485,835
Cisco Systems, Inc.	1,113,027	17,240,788
Citrix Systems, Inc. (a)	37,915	2,067,505
Compuware Corp. (a)(c)	42,909	328,683
Electronic Arts, Inc. (a)	67,926	1,389,087
Intuit, Inc. (a)	61,456	2,915,472
Microsoft Corp.	1,509,102	37,561,549
Oracle Corp.	799,582	22,979,987
Red Hat, Inc. (a)	38,927	1,645,055
Salesforce.com, Inc. (a)(c)	27,399	3,131,158
Symantec Corp. (a)(c)	152,380	2,483,794
		98,334,549
Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A	17,827	1,097,430
AutoNation, Inc. (a)(c)	10,584	346,944
AutoZone, Inc. (a)	5,878	1,876,199
Bed Bath & Beyond, Inc. (a)	49,893	2,859,368
Best Buy Co., Inc.	62,212	1,449,540
CarMax, Inc. (a)	45,545	1,086,248
GameStop Corp., Class A (a)(c)	28,828	665,927
The Gap, Inc.	71,530	1,161,647
Home Depot, Inc.	317,266	10,428,533
Limited Brands, Inc.	49,549	1,908,132
Lowe’s Cos., Inc.	256,249	4,955,856
O’Reilly Automotive, Inc. (a)	27,202	1,812,469
Ross Stores, Inc.	23,587	1,856,061
Staples, Inc.	143,827	1,912,899
TJX Cos., Inc.	76,702	4,254,660
Tiffany & Co.	25,757	1,566,541
Urban Outfitters, Inc. (a)	23,117	515,971
		39,754,425
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	58,116	3,012,152
Nike, Inc., Class B	76,845	6,571,016

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	6

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
Polo Ralph Lauren Corp.	13,110	$1,700,367
VF Corp.	17,651	2,144,950
		13,428,485
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	105,568	597,515
People’s United Financial, Inc.	75,930	865,602
		1,463,117
Tobacco — 1.9%
Altria Group, Inc.	420,044	11,261,380
Lorillard, Inc.	28,218	3,123,733
Philip Morris International, Inc.	355,841	22,197,361
Reynolds American, Inc.	68,185	2,555,574
		39,138,048
Trading Companies & Distributors — 0.2%
Fastenal Co.	59,467	1,979,062
W.W. Grainger, Inc.	12,286	1,837,248
		3,816,310
Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A (a)	79,998	4,303,893
MetroPCS Communications, Inc. (a)	59,003	513,916
Sprint Nextel Corp. (a)	603,358	1,834,208
		6,652,017
Total Long-Term Investments (Cost – $1,882,363,888) – 99.6%		2,085,472,905

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (b)(e)	5,487,895	5,487,895

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.16% (b)(e)(f)	$27,586	27,585,726
Total Short-Term Securities (Cost – $33,073,621) – 1.6%		33,073,621
Total Investments (Cost — $1,915,437,509*) - 101.2%		$2,118,546,526
Liabilities in Excess of Other Assets – (1.2)%		(25,166,343)
Net Assets – 100.0%		$2,093,380,183

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggegate Cost	$1,942,760,256
Gross unrealized appreciation	$374,070,060
Gross unrealized depreciation	(198,283,790)
Net unrealized appreciation	$175,786,270

(a)	Non-income producing security.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	7

Schedule of Investments (concluded)	Master S&P 500 Index Series

(b)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest/Shares Held at December 31, 2010	Shares Purchased	Beneficial Interest/ Shares Sold	Beneficial Interest/Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain (Loss)	Income

BlackRock, Inc.	—	20,227	—	20,227	$2,993,798	$(1,046,718)	$26,758
BlackRock Liquidity Funds, TempFund Institutional Class	11,774,805	—	(6,286,910)[1]	5,487,895	$5,487,895	—	$5,481
BlackRock Liquidity Series, LLC Money Market Series	$135,284,520	—	$(107,698,794)[1]	$27,585,726	$27,585,726	—	$178,395
The PNC Financial Services Group, Inc.	108,792	—	(2,241)	106,551	$5,134,693	$535,149	$10,809

[1]	Represents net shares/beneficial interest sold.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with cash collateral from loaned securities.

•	Financial futures contracts sold as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
233	S&P 500 EMini	Chicago Mercantile	December 2011	$13,772,908	$(655,008)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities and derivative financial instruments. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[2]	$2,085,472,905		—	$2,085,472,905
Short-Term Securities	5,487,895	$27,585,726		33,073,621
Total	$2,090,960,800	$27,585,726		$2,118,546,526

[2]	See above schedule of investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[3]
Liabilities:
Equity contracts	$(655,008)	—	—	$(655,008)

[3]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	8

Schedule of Investments September 30, 2011 (Unaudited)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.7%
Arbitron, Inc.	13,917	$460,375
Constant Contact, Inc. (a)	15,086	260,837
DG FastChannel, Inc. (a)	14,060	238,317
Harte-Hanks, Inc.	22,396	189,918
MDC Partners, Inc.	12,741	183,725
Marchex, Inc., Class B	10,890	92,565
National CineMedia, Inc.	28,261	410,067
QuinStreet, Inc. (a)	14,622	151,338
ReachLocal, Inc. (a)	5,898	64,111
Travelzoo, Inc. (a)(b)	2,973	65,376
Valassis Communications, Inc. (a)	25,404	476,071
ValueClick, Inc. (a)(b)	40,991	637,820
Viad Corp.	10,397	176,541
		3,407,061
Aerospace — 1.5%
AAR Corp.	20,539	342,385
AeroVironment, Inc. (a)	8,656	243,666
Astronics Corp. (a)	5,280	149,157
Ceradyne, Inc. (a)	12,740	342,579
Cubic Corp.	8,101	316,506
Curtiss-Wright Corp.	23,875	688,316
Ducommun, Inc. (a)	5,160	77,297
Esterline Technologies Corp. (a)	15,675	812,592
GenCorp, Inc. (a)	30,944	138,939
Heico Corp.	21,454	1,056,395
Kaman Corp., Class A	13,428	373,970
Kratos Defense & Security Solutions, Inc. (a)	16,762	112,641
LMI Aerospace, Inc. (a)	4,603	78,527
Moog, Inc., Class A (a)	23,372	762,395
Orbital Sciences Corp. (a)	29,936	383,181
Teledyne Technologies, Inc. (a)(b)	18,883	922,623
Triumph Group, Inc.	19,345	942,875
		7,744,044
Agriculture, Fishing & Ranching — 0.4%
Alico, Inc. (a)	1,685	33,093
The Andersons, Inc.	9,481	319,130
Cadiz, Inc. (a)	6,513	51,518
Cal-Maine Foods, Inc. (b)	7,223	227,019
Calavo Growers, Inc. (a)	5,978	122,669
Fresh Del Monte Produce, Inc. (b)	18,659	432,889
Limoneira Co. (b)	3,901	55,706
Pilgrims Pride Corp. (a)(b)	26,885	114,799
Sanderson Farms, Inc. (b)	11,285	536,038
Seaboard Corp.	161	290,120
		2,182,981
Air Transport — 0.9%
Air Transport Services Group, Inc. (a)	27,311	118,257
Alaska Air Group, Inc. (a)	18,386	1,034,948

Common Stocks	Shares	Value
Air Transport (concluded)
Allegiant Travel Co. (a)	7,629	$359,555
Atlas Air Worldwide Holdings, Inc. (a)	13,573	451,845
Bristow Group, Inc.	18,669	792,126
Hawaiian Holdings, Inc. (a)	25,423	107,031
JetBlue Airways Corp. (a)	127,185	521,458
PHI, Inc. (a)(b)	6,493	124,276
Republic Airways Holdings, Inc. (a)	24,329	68,851
SkyWest, Inc.	26,908	309,711
Spirit Airlines, Inc. (a)	8,272	103,400
US Airways Group, Inc. (a)	83,109	457,099
		4,448,557
Alternative Energy — 0.1%
Ameresco, Inc. (a)	8,931	90,739
Amyris, Inc. (a)	9,159	185,378
EnerNOC, Inc. (a)	11,974	107,766
Gevo, Inc. (a)	3,164	17,623
Green Plains Renewable Energy (a)(b)	10,937	102,042
Rex American Resources Corp. (a)	3,262	55,063
Solazyme, Inc. (a)	5,743	55,190
Syntroleum Corp. (a)	40,907	35,184
USEC, Inc. (a)	59,496	95,789
		744,774
Aluminum — 0.1%
Century Aluminum Co. (a)	26,516	237,053
Kaiser Aluminum Corp.	8,247	365,177
Noranda Aluminum Holding Corp. (a)	11,490	95,942
		698,172
Asset Management & Custodian — 0.9%
Apollo Investment Corp.	101,091	760,204
Arlington Asset Investment Corp.	3,353	80,640
Artio Global Investors, Inc.	16,435	130,823
CIFC Deerfield Corp. (a)	6,871	29,751
Calamos Asset Management, Inc., Class A	9,742	97,517
Capital Southwest Corp.	1,443	106,782
Cohen & Steers, Inc.	9,209	264,759
Cowen Group, Inc., Class A (a)	34,765	94,213
Diamond Hill Investments Group	1,263	87,640
Epoch Holding Corp.	7,499	101,761
Fifth Street Finance Corp. (b)	37,472	349,239
Financial Engines, Inc. (a)	19,847	359,429
GAMCO Investors, Inc., Class A	3,414	134,477
Golub Capital BDC, Inc.	5,137	76,284
Harris & Harris Group, Inc. (a)	15,702	55,742
JMP Group, Inc.	7,665	44,534
Kohlberg Capital Corp.	9,674	56,593
MCG Capital Corp.	39,585	156,757

Portfolio Abbreviation

ADR           American Depositary Receipts

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Asset Management & Custodian (concluded)
MVC Capital, Inc.	12,148	$127,190
Medley Capital Corp.	5,609	56,539
NGP Capital Resources Co.	10,960	71,678
National Financial Partners Corp. (a)	22,561	246,817
New Mountain Finance Corp. (a)	3,643	46,302
Oppenheimer Holdings, Inc.	5,197	83,360
Pzena Investment Management, Inc., Class A	4,481	14,698
Solar Capital Ltd.	18,719	376,813
Solar Senior Capital Ltd.	3,895	55,659
THL Credit, Inc.	4,417	48,234
TICC Capital Corp.	16,533	135,075
Virtus Investment Partners, Inc. (a)	2,859	153,300
Westwood Holdings Group, Inc.	3,172	109,593
		4,512,403
Auto Parts — 0.7%
American Axle & Manufacturing Holdings, Inc. (a)	34,805	265,562
Amerigon, Inc. (a)	11,312	144,002
Dana Holding Corp. (a)(b)	75,460	792,330
Dorman Products, Inc. (a)	5,493	181,709
Exide Technologies (a)	40,670	162,680
Fuel Systems Solutions, Inc. (a)	8,540	164,053
Meritor, Inc. (a)	49,117	346,766
Motorcar Parts of America, Inc. (a)	5,939	48,878
Standard Motor Products, Inc.	9,986	129,518
Stoneridge, Inc. (a)(b)	13,363	69,755
Superior Industries International, Inc.	11,940	184,473
Tenneco, Inc. (a)	31,203	799,109
Tower International, Inc. (a)	3,262	33,631
U.S. Auto Parts Network, Inc. (a)	9,448	47,901
		3,370,367
Auto Services — 0.1%
Cooper Tire & Rubber Co.	32,263	351,344
Back Office Support, HR & Consulting — 1.8%
APAC Customer Services, Inc. (a)	15,959	135,971
The Advisory Board Co. (a)(b)	8,120	523,984
Barrett Business Services, Inc.	3,641	50,755
CBIZ, Inc. (a)	20,749	136,736
CDI Corp.	6,534	69,783
CRA International, Inc.	5,494	109,935
Compass Diversified Holdings	20,819	253,575
Convergys Corp. (a)(b)	54,391	510,188
Corporate Executive Board Co.	17,825	531,185
CoStar Group, Inc. (a)	13,030	677,169
Dice Holdings, Inc. (a)	24,843	194,272
ExlService Holdings, Inc. (a)	8,258	181,676
FTI Consulting, Inc. (a)	21,643	796,679
Forrester Research, Inc.	7,585	246,588
GP Strategies Corp. (a)	7,413	74,056
The Hackett Group, Inc. (a)	15,070	56,211
Heidrick & Struggles International, Inc.	9,139	150,336

Common Stocks	Shares	Value
Back Office Support, HR & Consulting (concluded)
Hudson Highland Group, Inc. (a)	16,608	$56,799
Huron Consulting Group, Inc. (a)	11,491	357,715
ICF International, Inc. (a)	9,963	187,404
Insperity Inc.	11,787	262,261
Kelly Services, Inc., Class A	13,542	154,379
Kforce, Inc. (a)	17,269	169,409
Korn/Ferry International (a)(b)	24,090	293,657
Liquidity Services, Inc. (a)(b)	9,708	311,335
LoopNet, Inc. (a)	8,975	153,742
MAXIMUS, Inc.	17,769	620,138
Navigant Consulting, Inc. (a)(b)	26,381	244,552
On Assignment, Inc. (a)(b)	18,855	133,305
PRGX Global, Inc. (a)	9,768	46,105
RPX Corp. (a)	4,907	101,624
Resources Connection, Inc.	23,859	233,341
SYKES Enterprises, Inc. (a)(b)	21,422	320,259
ServiceSource International, Inc. (a)	5,316	70,224
Stream Global Services, Inc. (a)	4,386	9,035
TeleTech Holdings, Inc. (a)(b)	13,032	198,608
TrueBlue, Inc. (a)	22,732	257,554
		8,880,545
Banks: Diversified — 5.8%
1st Source Corp.	8,113	168,994
1st United BanCorp., Inc. (a)	14,741	72,673
Alliance Financial Corp.	2,577	72,285
Ameris Bancorp (a)	12,538	109,206
Ames National Corp.	4,598	71,867
Arrow Financial Corp.	5,599	124,580
Bancfirst Corp.	3,912	129,722
Banco Latinoamericana De Comercio Exterior SA	14,890	226,775
Bancorp Rhode Island, Inc.	1,873	79,396
BancorpSouth, Inc.	43,464	381,614
Bank of Kentucky Financial Corp.	3,071	62,218
Bank of Marin Bancorp	2,933	96,906
Bank of the Ozarks, Inc.	14,764	309,011
Banner Corp.	8,807	112,642
Boston Private Financial Holdings, Inc.	40,701	239,322
Bridge Bancorp, Inc.	3,863	70,693
Bridge Capital Holdings (a)	5,385	54,173
Bryn Mawr Bank Corp.	6,082	100,779
The Bancorp, Inc. (a)	15,405	110,300
CNB Financial Corp.	7,007	89,830
CVB Financial Corp.	46,734	359,384
Camden National Corp.	4,122	112,242
Cape Bancorp, Inc. (a)	5,423	38,341
Capital Bank Corp. (a)	8,566	17,817
Capital City Bank Group, Inc.	6,437	66,945
Cardinal Financial Corp.	15,382	132,593
Cascade Bancorp	3,435	20,026
Cathay General Bancorp	41,064	467,308
Center Bancorp, Inc.	7,120	68,708
Center Financial Corp. (a)	19,879	93,232
Centerstate Banks, Inc.	16,003	83,696
Central Pacific Financial Corp. (a)	8,306	85,718

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (continued)
Century Bancorp, Inc., Class A	2,101	$48,785
Chemical Financial Corp.	14,830	227,047
Citizens & Northern Corp.	6,402	95,134
City Holding Co.	8,286	223,639
CoBiz Financial, Inc.	17,790	79,521
Columbia Banking System, Inc.	20,811	298,014
Community Bank System, Inc.	19,470	441,774
Community Trust Bancorp, Inc.	7,715	179,682
Eagle Bancorp, Inc. (a)	8,950	105,341
Encore Bancshares, Inc. (a)	4,530	48,290
Enterprise Bancorp, Inc.	3,140	38,716
Enterprise Financial Services Corp.	8,744	118,831
F.N.B. Corp.	66,685	571,490
Financial Institutions, Inc.	7,567	107,905
First Bancorp, Inc.	5,176	65,166
First Bancorp, North Carolina	7,903	79,346
First Busey Corp.	41,170	179,089
First Commonwealth Financial Corp.	55,545	205,516
First Community Bancshares, Inc.	8,479	86,486
First Connecticut Bancorp Inc. (a)	7,338	83,066
First Financial Bancorp	30,751	424,364
First Financial Bankshares, Inc.	16,715	437,264
First Financial Corp.	6,049	166,408
First Interstate Bancsystem, Inc.	8,852	94,805
First Merchants Corp.	14,193	100,061
First Midwest Bancorp, Inc.	39,029	285,692
The First of Long Island Corp.	4,226	95,761
FirstMerit Corp.	56,996	647,475
German American Bancorp, Inc.	6,836	110,196
Glacier Bancorp, Inc.	37,967	355,751
Hampton Roads Bankshares, Inc. (a)(b)	5,285	24,839
Hancock Holding Co.	13,890	371,974
Heartland Financial USA, Inc.	7,206	102,181
Heritage Commerce Corp. (a)	11,540	44,429
Home Bancshares, Inc.	12,053	255,765
Hudson Valley Holding Corp.	7,714	134,455
IBERIABANK Corp.	15,390	724,253
Independent Bank Corp.	11,373	247,249
International Bancshares Corp.	28,119	369,765
Investors Bancorp, Inc. (a)	24,008	303,221
Lakeland Bancorp, Inc.	11,604	90,743
Lakeland Financial Corp.	8,865	183,151
MB Financial, Inc.	28,503	419,564
MainSource Financial Group, Inc.	11,019	96,086
Merchants Bancshares, Inc.	2,729	73,083
Meridian Interstate Bancorp, Inc. (a)	4,485	48,931
Metro Bancorp, Inc. (a)	7,524	65,083
Midsouth Bancorp, Inc.	4,352	46,784
NBT Bancorp, Inc.	18,482	344,135
Nara Bancorp, Inc. (a)	20,049	121,697
National Bankshares, Inc.	3,840	92,659
National Penn Bancshares, Inc.	64,619	452,979
Old National Bancorp	49,902	465,087
Oriental Financial Group	23,673	228,918

Common Stocks	Shares	Value
Banks: Diversified (continued)
Orrstown Financial Service, Inc.	3,709	$47,661
Pacific Capital Bancorp NA (a)	2,606	66,505
Pacific Continental Corp.	9,906	70,234
PacWest Bancorp	16,033	223,500
Park National Corp.	6,950	367,516
Park Sterling Corp. (a)	15,426	52,757
Penns Woods Bancorp, Inc.	2,135	69,921
Peoples Bancorp, Inc.	5,615	61,765
Pinnacle Financial Partners, Inc. (a)	18,246	199,611
PrivateBancorp, Inc.	31,208	234,684
Prosperity Bancshares, Inc.	24,401	797,425
Provident Financial Services, Inc.	31,607	339,775
Renasant Corp.	13,378	170,302
Republic Bancorp, Inc., Class A	5,508	97,547
Rockville Financial Inc.	15,143	143,556
Roma Financial Corp.	4,521	36,846
S&T Bancorp, Inc.	14,895	240,703
SCBT Financial Corp.	7,526	185,742
SVB Financial Group (a)	22,218	822,066
SY Bancorp, Inc.	6,752	125,722
Sandy Spring Bancorp, Inc.	12,921	189,034
Seacoast Banking Corp. of Florida (a)	39,610	58,227
Sierra Bancorp	6,608	60,463
Signature Bank (a)	23,838	1,137,788
Simmons First National Corp., Class A	9,314	202,114
Southside Bancshares, Inc.	8,977	161,676
Southwest Bancorp, Inc. (a)	11,409	48,146
State Bancorp, Inc.	8,110	85,723
State Bank Financial Corp. (a)	16,864	212,824
StellarOne Corp.	12,254	121,927
Sterling Bancorp	16,858	122,389
Sterling Financial Corp. (a)	14,020	173,568
Suffolk Bancorp (a)	5,240	43,597
Sun Bancorp, Inc. (a)	20,014	53,037
Susquehanna Bancshares, Inc.	68,415	374,230
Taylor Capital Group, Inc. (a)(b)	6,124	39,316
Texas Capital Bancshares, Inc. (a)	19,523	446,101
Tompkins Trustco, Inc.	4,471	159,972
Tower Bancorp, Inc.	5,745	120,300
Towne Bank	12,950	147,241
Trico Bancshares	7,736	94,921
TrustCo Bank Corp. NY	49,672	221,537
Trustmark Corp.	33,704	611,728
UMB Financial Corp.	16,837	540,131
Umpqua Holdings Corp.	60,181	528,991
Union First Market Bankshares Corp.	10,766	115,412
United Bankshares, Inc.	10,792	216,811
United Community Banks, Inc. (a)	21,977	186,585
Univest Corp. of Pennsylvania	8,928	119,010
Virginia Commerce Bancorp (a)	12,632	74,150
Washington Banking Co.	7,947	77,324
Washington Trust Bancorp, Inc.	7,626	150,842
Webster Financial Corp.	37,576	574,913
WesBanco, Inc.	12,299	212,896

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (concluded)
West Bancorp., Inc.	8,247	$69,935
West Coast Bancorp (a)	5,344	74,816
Westamerica Bancorp.	15,443	591,776
Western Alliance Bancorp (a)	36,734	201,302
Wilshire Bancorp, Inc. (a)	33,673	92,264
Wintrust Financial Corp.	18,253	471,110
		29,074,607
Banks: Savings, Thrift & Mortgage Lending — 1.0%
Abington Bancorp, Inc.	10,371	74,671
Apollo Residential Mortgage, Inc. (a)	5,976	98,006
Astoria Financial Corp.	44,996	346,019
Bank Mutual Corp.	25,537	66,652
BankFinancial Corp.	10,632	70,596
Beneficial Mutual Bancorp, Inc. (a)	17,865	133,094
Berkshire Hills Bancorp, Inc.	10,988	202,948
BofI Holding, Inc. (a)	4,297	57,838
Brookline Bancorp, Inc.	30,106	232,117
Charter Financial Corp.	3,760	35,269
Clifton Savings Bancorp, Inc.	4,728	43,308
Dime Community Bancshares, Inc.	16,166	163,762
Doral Financial Corp. (a)	69,154	75,378
ESB Financial Corp.	6,459	70,791
ESSA Bancorp, Inc.	5,712	60,033
First Defiance Financial Corp. (a)	4,613	61,814
First Financial Holdings, Inc.	7,961	31,924
First Pactrust Bancorp, Inc.	5,872	66,530
Flagstar BanCorp., Inc. (a)	56,611	27,734
Flushing Financial Corp.	16,222	175,198
Fox Chase BanCorp., Inc.	8,182	103,748
Franklin Financial Corp. (a)	6,953	76,761
Great Southern Bancorp, Inc.	5,527	92,743
Heritage Financial Corp.	7,823	86,366
Home Federal Bancorp, Inc.	8,554	66,892
Kearny Financial Corp.	8,057	71,224
Northfield Bancorp, Inc.	9,141	121,027
Northwest Bancshares, Inc.	55,130	656,598
OceanFirst Financial Corp.	7,670	89,509
Ocwen Financial Corp. (a)	38,515	508,783
OmniAmerican Bancorp, Inc. (a)	6,677	91,141
Oritani Financial Corp.	28,781	370,124
People’s United Financial Inc.	1	11
Provident New York Bancorp	20,273	117,989
Territorial BanCorp., Inc.	6,120	117,198
United Financial Bancorp, Inc.	8,303	113,668
ViewPoint Financial Group	17,989	205,974
WSFS Financial Corp.	3,284	103,676
Westfield Financial, Inc.	14,525	95,720
		5,182,834
Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)(b)	4,230	307,521
Central European Distribution Corp. (a)(b)	37,692	264,221

Common Stocks	Shares	Value
Beverage: Brewers & Distillers (concluded)
Craft Brewers Alliance, Inc. (a)	4,939	$27,708
		599,450
Beverage: Soft Drinks — 0.2%
Coca-Cola Bottling Co. Consolidated	2,257	125,173
Farmer Bros. Co.	3,043	16,767
Heckmann Corp. (a)	47,709	252,381
National Beverage Corp.	5,900	89,444
Peet’s Coffee & Tea, Inc. (a)	6,572	365,666
Primo Water Corp. (a)	7,968	44,939
		894,370
Biotechnology — 3.7%
AMAG Pharmaceuticals, Inc. (a)	11,039	162,936
AVEO Pharmaceuticals Inc. (a)	16,164	248,764
AVI BioPharma, Inc. (a)	69,690	78,053
Accelrys, Inc. (a)	28,141	170,534
Acorda Therapeutics, Inc. (a)	20,185	402,893
Aegerion Pharmaceuticals, Inc. (a)	4,828	61,171
Affymax, Inc. (a)	18,201	81,540
Albany Molecular Research, Inc. (a)	11,129	31,384
Alimera Sciences, Inc. (a)	5,767	46,136
Alkermes PLC (a)(b)	49,019	748,030
Allos Therapeutics, Inc. (a)	41,325	76,038
Alnylam Pharmaceuticals, Inc. (a)	19,043	125,113
Amicus Therapeutics, Inc. (a)(b)	8,128	31,212
Anthera Pharmaceuticals, Inc. (a)	10,448	49,837
Arena Pharmaceuticals, Inc. (a)(b)	76,070	110,301
Ariad Pharmaceuticals, Inc. (a)	67,987	597,606
Arqule, Inc. (a)	27,223	137,476
Array Biopharma, Inc. (a)	29,706	58,224
Astex Pharmaceuticals, Inc. (a)	28,196	54,136
BG Medicine, Inc. (a)	3,856	13,689
BioMimetic Therapeutics, Inc. (a)	10,618	35,039
Biosante Pharmaceuticals, Inc. (a)(b)	57,125	130,245
Biotime, Inc. (a)	12,532	55,266
Cell Therapeutics, Inc. (a)(b)	101,387	107,470
Celldex Therapeutics, Inc. (a)	22,754	51,993
Cepheid, Inc. (a)	31,755	1,233,047
Chelsea Therapeutics International, Inc. (a)	27,431	100,123
Codexis, Inc. (a)	12,672	57,911
Complete Genomics, Inc. (a)(b)	5,216	30,618
Cornerstone Therapeutics, Inc. (a)	3,620	23,168
Cubist Pharmaceuticals, Inc. (a)	30,787	1,087,397
Curis, Inc. (a)(b)	38,712	122,330
Cytori Therapeutics, Inc. (a)(b)	24,751	73,015
Dyax Corp. (a)	50,513	63,646
Dynavax Technologies Corp. (a)	64,616	120,186
Emergent Biosolutions, Inc. (a)	12,352	190,591
Enzo Biochem, Inc. (a)	19,467	50,030
Enzon Pharmaceuticals, Inc. (a)	21,068	148,319
Exact Sciences Corp. (a)	26,598	176,345
Exelixis, Inc. (a)	65,435	357,275
Furiex Pharmaceuticals, Inc. (a)	5,014	71,349
GTx, Inc. (a)	11,843	39,674

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	4

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology (continued)
Genomic Health, Inc. (a)	8,613	$189,314
Geron Corp. (a)	66,676	141,353
Halozyme Therapeutics, Inc. (a)	41,977	257,739
Harvard Bioscience, Inc. (a)	11,322	47,779
Horizon Pharma, Inc. (a)	877	6,130
Idenix Pharmaceuticals, Inc. (a)	28,160	140,518
ImmunoGen, Inc. (a)	38,493	421,883
Immunomedics, Inc. (a)	33,550	107,360
Incyte Corp. (a)	45,567	636,571
Inhibitex, Inc. (a)	32,706	80,457
Insmed, Inc. (a)(b)	12,569	64,102
InterMune, Inc. (a)	27,844	562,449
Kensey Nash Corp. (a)(b)	4,330	106,085
Keryx Biopharmaceuticals, Inc. (a)(b)	35,495	106,485
Lexicon Genetics, Inc. (a)	88,045	80,993
Ligand Pharmaceuticals, Inc. (a)	9,995	136,732
MannKind Corp. (a)(b)	40,209	152,392
Maxygen, Inc. (a)	14,717	80,502
Medivation, Inc. (a)	15,978	271,306
Metabolix, Inc. (a)	17,770	77,833
Micromet, Inc. (a)	46,971	225,461
Momenta Pharmaceuticals, Inc. (a)	23,533	270,629
NPS Pharmaceuticals, Inc. (a)	43,896	285,763
Nabi Biopharmaceuticals (a)	21,396	35,945
Nektar Therapeutics (a)	59,228	287,256
Neurocrine Biosciences, Inc. (a)	25,113	150,176
Novavax, Inc. (a)	49,515	79,719
Nymox Pharmaceutical Corp. (a)(b)	9,580	78,364
OncoGenex Pharmaceutical, Inc. (a)	4,995	48,951
Oncothyreon, Inc. (a)(b)	21,293	127,332
Onyx Pharmaceuticals, Inc. (a)	32,561	977,156
Opko Health, Inc. (a)	55,561	240,579
Orexigen Therapeutics, Inc. (a)	17,856	35,533
Osiris Therapeutics, Inc. (a)(b)	8,201	41,989
PDL BioPharma, Inc.	71,634	397,569
Pacific Biosciences of California, Inc. (a)	17,578	56,425
Peregrine Pharmaceuticals, Inc. (a)(b)	42,969	46,836
PharmAthene, Inc. (a)(b)	18,525	32,604
Progenics Pharmaceuticals, Inc. (a)(b)	15,085	86,588
RTI Biologics, Inc. (a)	28,760	94,620
Raptor Pharmaceutical Corp. (a)(b)	24,599	110,941
Rigel Pharmaceuticals, Inc. (a)	35,175	258,888
Sangamo Biosciences, Inc. (a)	26,786	116,519
Savient Pharmaceuticals, Inc. (a)(b)	36,635	150,203
Seattle Genetics, Inc. (a)	49,621	945,776
Sequenom, Inc. (a)	50,784	258,491
Sucampo Pharmaceuticals, Inc., Class A (a)(b)	5,721	21,339
Sunesis Pharmaceuticals, Inc. (a)	15,250	18,758

Common Stocks	Shares	Value
Biotechnology (concluded)
Synta Pharmaceuticals Corp. (a)	11,849	$38,509
Targacept, Inc. (a)	14,057	210,855
Theravance, Inc. (a)	35,506	715,091
Transcept Pharmaceuticals, Inc. (a)	2,688	17,795
Trius Therapeutics, Inc. (a)	4,176	26,309
Vanda Pharmaceuticals, Inc. (a)	14,205	70,315
ViroPharma, Inc. (a)	38,672	698,803
ZIOPHARM Oncology, Inc. (a)	29,951	132,084
Zalicus, Inc. (a)(b)	38,870	38,116
		18,706,380
Building Materials — 0.8%
Acuity Brands, Inc.	22,303	803,800
Ameron International Corp.	4,704	399,558
Builders FirstSource, Inc. (a)	23,557	29,917
Gibraltar Industries, Inc. (a)	15,556	126,315
Griffon Corp. (a)	24,341	199,109
Headwaters, Inc. (a)	31,208	44,940
LSI Industries, Inc.	9,788	60,979
Louisiana-Pacific Corp. (a)(b)	67,835	345,959
NCI Building Systems, Inc. (a)	10,130	76,583
Quanex Building Products Corp.	19,505	213,580
Simpson Manufacturing Co., Inc.	21,476	535,397
Texas Industries, Inc. (b)	11,652	369,834
Trex Co., Inc. (a)	7,977	127,871
Watsco, Inc.	14,459	738,855
		4,072,697
Building: Climate Control — 0.1%
Aaon, Inc.	9,570	150,728
Comfort Systems USA, Inc.	19,295	160,534
Interline Brands, Inc. (a)(b)	17,067	219,652
		530,914
Building: Roofing, Wallboard & Plumbing — 0.1%
Beacon Roofing Supply, Inc. (a)	23,797	380,514
USG Corp. (a)	36,868	248,122
		628,636
Cable Television Services — 0.0%
Knology, Inc.	15,256	198,023
Casinos & Gambling — 0.3%
Ameristar Casinos, Inc.	16,880	270,924
Boyd Gaming Corp. (a)(b)	28,466	139,483
Isle of Capri Casinos, Inc. (a)	11,628	56,280
Monarch Casino & Resort, Inc. (a)	4,838	47,316
Multimedia Games Holding Co., Inc. (a)	13,415	54,197
Pinnacle Entertainment, Inc. (a)	31,630	287,200
Scientific Games Corp., Class A (a)	29,925	213,066
Shuffle Master, Inc. (a)	27,759	233,453
		1,301,919
Cement — 0.1%
Eagle Materials, Inc.	22,986	382,717
Chemicals: Diversified — 1.0%
Aceto Corp.	13,385	70,807

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	5

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals: Diversified (concluded)
American Vanguard Corp.	11,439	$127,659
Arch Chemicals, Inc.	11,608	544,647
Chemtura Corp. (a)	49,315	494,629
Georgia Gulf Corp. (a)	17,642	243,989
Hawkins, Inc.	4,397	140,001
Innophos Holdings, Inc.	11,181	445,787
KMG Chemicals, Inc.	3,540	43,613
LSB Industries, Inc. (a)	9,518	272,881
Landec Corp. (a)	13,147	69,942
OM Group, Inc. (a)	16,004	415,624
Olin Corp.	41,009	738,572
Omnova Solutions, Inc. (a)	23,040	82,483
PolyOne Corp.	48,226	516,500
Sensient Technologies Corp.	25,612	833,671
TPC Group, Inc. (a)	6,739	135,319
		5,176,124
Chemicals: Specialty — 0.6%
Balchem Corp. (a)	14,764	550,845
Calgon Carbon Corp. (a)	28,967	422,049
FutureFuel Corp.	9,510	98,904
Innospec, Inc. (a)(b)	12,281	297,323
Kraton Performance Polymers, Inc. (a)	16,545	267,698
NewMarket Corp.	4,612	700,425
Quaker Chemical Corp.	6,533	169,335
Senomyx, Inc. (a)	20,167	70,786
Stepan Co.	4,136	277,857
Zep, Inc.	11,149	167,458
		3,022,680
Coal — 0.2%
Cloud Peak Energy, Inc. (a)	31,442	532,942
Hallador Energy Co. (a)	1,890	16,178
James River Coal Co. (a)	18,154	115,641
KiOR, Inc. (a)	5,583	115,791
L&L Energy, Inc. (a)(b)	12,680	34,236
Patriot Coal Corp. (a)	47,228	399,549
Westmoreland Coal Co. (a)	4,951	38,420
		1,252,757
Commercial Finance & Mortgage Companies — 0.1%
Federal Agricultural Mortgage Corp., Class B	4,966	94,503
Medallion Financial Corp.	7,287	67,769
NewStar Financial, Inc. (a)	13,963	130,414
Walker & Dunlop, Inc. (a)	5,588	64,933
		357,619
Commercial Services: Rental & Leasing — 0.6%
Aircastle Ltd.	30,138	286,914
CAI International, Inc. (a)	6,106	71,562
Electro Rent Corp.	9,566	132,107
Essex Rental Corp. (a)	8,437	20,755
H&E Equipment Services, Inc. (a)	14,601	120,458
Marlin Business Services, Inc. (a)	4,181	44,319
McGrath RentCorp	12,452	296,233

Common Stocks	Shares	Value
Commercial Services: Rental & Leasing (concluded)
Mobile Mini, Inc.	18,846	$309,828
PHH Corp.	29,075	467,526
RSC Holdings, Inc. (a)	34,713	247,504
SeaCube Container Leasing Ltd.	5,563	67,479
TAL International Group, Inc.	11,395	284,191
United Rentals, Inc. (a)	32,295	543,848
		2,892,724
Commercial Vehicles & Parts — 0.2%
Accuride Corp. (a)	20,971	107,371
Commercial Vehicle Group, Inc. (a)	14,674	96,408
Force Protection, Inc. (a)	35,963	138,458
Miller Industries, Inc.	5,945	103,146
Modine Manufacturing Co. (a)(b)	23,784	215,483
Rush Enterprises, Inc., Class A (a)	16,442	232,819
Spartan Motors, Inc.	16,930	69,921
Wabash National Corp. (a)	35,257	168,176
		1,131,782
Communications Technology — 2.4%
AboveNet, Inc.	11,899	637,786
Adtran, Inc.	33,271	880,351
Anaren, Inc. (a)(b)	7,685	147,168
Anixter International, Inc.	14,927	708,137
Aruba Networks, Inc. (a)	43,967	919,350
Aviat Networks, Inc. (a)	31,373	73,727
Bel Fuse, Inc.	5,223	81,427
BigBand Networks, Inc. (a)	23,102	29,571
Black Box Corp.	9,404	200,775
Calix, Inc. (a)	19,223	149,939
Comtech Telecommunications Corp.	13,741	385,985
Dialogic, Inc.	7,985	14,772
Digi International, Inc. (a)	12,957	142,527
DigitalGlobe, Inc. (a)	18,245	354,500
Echelon Corp. (a)	18,033	126,411
Emulex Corp. (a)	45,289	289,850
Extreme Networks, Inc. (a)	47,188	125,048
Finisar Corp. (a)	46,168	809,787
GSI Technology, Inc. (a)	10,035	49,372
GeoEye, Inc. (a)	11,317	320,837
Globecomm Systems, Inc. (a)(b)	11,356	153,420
Harmonic, Inc. (a)	58,819	250,569
Infinera Corp. (a)(b)	54,086	417,544
InterDigital, Inc.	23,327	1,086,572
Ixia (a)(b)	19,729	151,321
KVH Industries, Inc. (a)	7,498	59,309
Loral Space & Communications Ltd. (a)	5,577	279,408
Meru Networks, Inc. (a)(b)	5,640	45,966
NETGEAR, Inc. (a)(b)	18,912	489,632
NeoPhotonics Corp. (a)	4,439	30,540
Novatel Wireless, Inc. (a)	16,446	49,667
Numerex Corp. (a)	4,487	24,948
Oclaro, Inc. (a)	26,714	97,239
Oplink Communications, Inc. (a)	10,527	159,379

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	6

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Technology (concluded)
Plantronics, Inc.	24,632	$700,780
Procera Networks, Inc. (a)	7,626	73,210
SeaChange International, Inc. (a)(b)	13,363	102,895
Shoretel, Inc. (a)	24,077	119,903
Sonus Networks, Inc. (a)	108,047	234,462
Sycamore Networks, Inc.	10,168	183,532
Tekelec (a)	32,099	193,878
TeleNav, Inc. (a)	8,681	77,000
Viasat, Inc. (a)(b)	18,693	622,664
Westell Technologies, Inc., Class A (a)	26,028	56,220
		12,107,378
Computer Services Software & Systems — 5.9%
ACI Worldwide, Inc. (a)(c)	17,212	474,018
The Active Network, Inc. (a)	6,356	93,751
Actuate Corp. (a)	18,216	100,552
Acxiom Corp. (a)	41,668	443,348
American Reprographics Co. (a)	19,082	64,116
American Software, Class A	11,366	82,404
Aspen Technology, Inc. (a)	43,605	665,848
Avid Technology, Inc. (a)	15,285	118,306
Bankrate Inc. (a)	12,377	188,254
Blackbaud, Inc.	22,859	509,070
Blackboard, Inc. (a)	9,444	421,769
Blue Coat Systems, Inc. (a)	22,316	309,746
Bottomline Technologies, Inc. (a)	18,528	373,154
BroadSoft, Inc. (a)	11,652	353,638
CACI International, Inc., Class A (a)(b)	15,513	774,719
CSG Systems International, Inc. (a)	17,658	223,197
Ciber, Inc. (a)(b)	32,617	98,830
Callidus Software, Inc. (a)	15,199	70,067
CommVault Systems, Inc. (a)(b)	22,666	840,002
Computer Task Group, Inc. (a)	7,505	83,831
ComScore, Inc. (a)	16,677	281,341
Concur Technologies, Inc. (a)	22,986	855,539
Convio, Inc. (a)	5,958	50,107
Cornerstone OnDemand, Inc. (a)	6,315	79,190
DealerTrack Holdings, Inc. (a)	21,048	329,822
Deltek, Inc. (a)	11,098	66,699
Demand Media, Inc. (a)	4,856	38,848
DemandTec, Inc. (a)	16,495	107,877
Digimarc Corp. (a)	3,125	79,313
Digital River, Inc. (a)	20,603	427,100
DynaVox, Inc., Class A (a)	4,834	17,402
EPIQ Systems, Inc.	15,920	199,478
EarthLink, Inc.	58,784	383,860
Ebix, Inc.	15,518	228,115
Envestnet, Inc. (a)	9,911	99,110
ePlus, Inc. (a)	2,082	51,363
FalconStor Software, Inc. (a)	15,762	46,025
FriendFinder Networks, Inc. (a)	5,656	10,407
Guidance Software, Inc. (a)	6,830	44,327
ICG Group, Inc. (a)	20,264	186,631
iGate Corp.	15,886	183,324

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Infospace, Inc. (a)(b)	20,584	$172,082
Interactive Intelligence Group (a)	7,262	197,163
interCLICK, Inc. (a)	11,843	65,729
Internap Network Services Corp. (a)	26,610	130,921
IntraLinks Holdings, Inc. (a)	17,000	127,670
JDA Software Group, Inc. (a)(b)	21,633	507,078
KIT Digital, Inc. (a)(b)	20,616	173,174
Kenexa Corp. (a)	13,520	211,453
Keynote Systems, Inc.	7,095	149,917
The Keyw Holding Corp.	9,256	65,810
Limelight Networks, Inc. (a)(b)	36,144	85,300
Lionbridge Technologies, Inc. (a)	31,630	77,810
LivePerson, Inc. (a)	27,905	277,655
LogMeIn, Inc. (a)	10,526	349,568
Magma Design Automation, Inc. (a)	34,060	154,973
Manhattan Associates, Inc. (a)(b)	11,105	367,353
Mantech International Corp., Class A	12,027	377,407
Mentor Graphics Corp. (a)(b)	49,295	474,218
Mercury Computer Systems, Inc. (a)	15,463	177,825
MicroStrategy, Inc., Class A (a)(b)	4,091	466,660
Moduslink Global Solutions, Inc. (a)	23,644	82,518
Monotype Imaging Holdings, Inc. (a)(b)	18,226	221,081
Motricity, Inc. (a)	19,184	32,421
NCI, Inc., Class A (a)	3,213	38,331
NIC, Inc. (a)	33,588	384,583
Ness Technologies, Inc. (a)(b)	17,079	130,825
NetScout Systems, Inc. (a)(b)	19,094	218,053
NetSuite, Inc. (a)	13,939	376,492
OpenTable, Inc. (a)(b)	12,286	565,279
Openwave Systems, Inc. (a)	44,065	68,741
Opnet Technologies, Inc.	7,342	256,309
PDF Solutions, Inc. (a)	11,809	48,181
PROS Holdings, Inc. (a)	10,927	140,849
Parametric Technology Corp. (a)(b)	61,276	942,425
Pegasystems, Inc.	8,540	261,409
Perficient, Inc. (a)	13,090	95,819
Progress Software Corp. (a)	34,511	605,668
QAD, Inc. (a)	3,165	33,834
QLIK Technologies, Inc. (a)	36,221	784,547
Quepasa Corp. (a)(b)	3,821	13,144
Quest Software, Inc. (a)	31,543	500,903
RealNetworks, Inc. (a)	12,095	101,961
RealPage, Inc. (a)	15,499	316,955
Responsys, Inc. (a)	5,309	57,231
RightNow Technologies, Inc. (a)(b)	12,724	420,528
SPS Commerce, Inc. (a)	4,221	68,760
SS&C Technologies Holdings, Inc. (a)	12,950	185,056
SYNNEX Corp. (a)	13,001	340,626
Saba Software, Inc. (a)	15,198	87,540
Sapient Corp. (a)	56,278	570,659
SciQuest, Inc. (a)	6,230	93,076

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	7

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computer Services Software & Systems (concluded)
Smith Micro Software, Inc. (a)	18,591	$28,258
SolarWinds, Inc. (a)	29,333	645,913
Sourcefire, Inc. (a)	14,678	392,783
SuccessFactors, Inc. (a)	42,951	987,443
Support.com, Inc. (a)	24,699	48,904
Synchronoss Technologies, Inc. (a)	13,538	337,232
Syntel, Inc.	7,861	339,517
TNS, Inc. (a)(b)	13,266	249,401
Taleo Corp., Class A (a)	21,182	544,801
Tangoe, Inc.	5,449	61,628
TechTarget, Inc. (a)	8,195	46,793
TeleCommunication Systems, Inc., Class A (a)	23,327	80,478
Tyler Technologies, Inc. (a)	16,359	413,556
Ultimate Software Group, Inc. (a)	13,299	621,329
Unisys Corp. (a)	22,083	346,482
United Online, Inc.	48,398	253,122
VASCO Data Security International, Inc. (a)	13,801	70,523
Verint Systems, Inc. (a)	10,824	284,563
VirnetX Holding Corp. (a)(b)	21,069	315,824
Virtusa Corp. (a)	7,648	100,954
Wave Systems Corp., Class A (b)	42,323	99,036
Web.Com Group, Inc. (a)	15,908	111,038
Websense, Inc. (a)	20,462	353,993
Zillow, Inc. (a)	2,368	64,765
Zix Corp. (a)	33,522	89,504
		29,595,908
Computer Technology — 0.6%
Cray, Inc. (a)	18,382	97,608
Dot Hill Systems Corp. (a)	28,725	43,375
Dynamics Research Corp. (a)	4,341	38,722
Identive Group, Inc. (a)	19,939	39,679
Imation Corp. (a)	15,457	112,991
Immersion Corp. (a)	14,525	86,859
Insight Enterprises, Inc. (a)	23,788	360,150
Intermec, Inc. (a)	30,583	199,401
OCZ Technology Group, Inc. (a)(b)	26,349	127,793
PC Connection, Inc. (a)	4,240	33,835
Quantum Corp. (a)	115,555	209,155
Radisys Corp. (a)	9,924	60,735
Rimage Corp. (a)	4,735	59,898
STEC, Inc. (a)	21,418	217,178
Safeguard Scientifics, Inc. (a)	10,529	157,935
Silicon Graphics International Corp. (a)	16,145	192,448
Stratasys, Inc. (a)	11,004	204,014
Super Micro Computer, Inc. (a)(b)	13,770	172,538
Synaptics, Inc. (a)	17,604	420,736
Xyratex Ltd. (a)	16,286	150,971
		2,986,021
Construction — 0.4%
EMCOR Group, Inc. (a)(b)	34,513	701,649
Granite Construction, Inc.	19,877	373,091

Common Stocks	Shares	Value
Construction (concluded)
Great Lakes Dredge & Dock Corp.	29,940	$121,856
Insituform Technologies, Inc., Class A (a)	20,246	234,449
Orion Marine Group, Inc. (a)	13,801	79,632
Primoris Services Corp.	13,476	140,959
Sterling Construction Co., Inc. (a)	8,212	91,728
Tutor Perini Corp.	15,829	181,875
		1,925,239
Consumer Electronics — 0.3%
Audiovox Corp., Class A (a)	8,683	47,670
RealD Inc. (a)	20,980	196,163
Skullcandy Inc. (a)	5,141	72,642
TiVo, Inc. (a)	61,123	570,889
Universal Electronics, Inc. (a)(b)	7,549	123,728
XO Group, Inc. (a)(b)	16,849	137,656
Zagg, Inc. (a)	11,561	114,685
		1,263,433
Consumer Lending — 0.9%
Advance America, Cash Advance Centers, Inc.	28,464	209,495
Cash America International, Inc.	15,065	770,726
Credit Acceptance Corp. (a)	3,369	216,829
Encore Capital Group, Inc. (a)	8,307	181,508
Ezcorp, Inc. (a)(b)	24,040	686,102
First Cash Financial Services, Inc. (a)(b)	16,035	672,668
The First Marblehead Corp. (a)	30,336	30,943
Imperial Holdings, Inc. (a)	9,011	21,626
MGIC Investment Corp. (a)	97,091	181,560
MoneyGram International, Inc. (a)	44,513	103,715
Nelnet, Inc., Class A	13,193	247,765
Netspend Holdings, Inc. (a)	15,522	79,783
Nicholas Financial, Inc. (a)	4,794	46,837
Portfolio Recovery Associates, Inc. (a)	8,765	545,358
World Acceptance Corp. (a)	7,701	430,871
		4,425,786
Consumer Services: Miscellaneous — 0.6%
Ancestry.com, Inc. (a)	16,708	392,638
Coinstar, Inc. (a)(b)	16,172	646,880
Core-Mark Holdings Co., Inc.	5,677	173,887
Move, Inc. (a)(b)	84,169	122,045
NutriSystem, Inc.	13,834	167,530
Sotheby’s Holdings Inc., Class A	34,723	957,313
Steiner Leisure Ltd. (a)	7,686	313,358
		2,773,651
Containers & Packaging — 0.1%
AEP Industries, Inc. (a)	2,272	50,438
Graphic Packaging Holding Co. (a)	81,964	282,776
Myers Industries, Inc.	16,271	165,151
		498,365
Copper — 0.0%
Revett Minerals, Inc. (a)	12,453	48,069

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	8

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)(b)	12,497	$355,415
Inter Parfums, Inc.	8,317	128,498
Revlon, Inc., Class A (a)	5,501	67,772
		551,685
Diversified Financial Services — 0.5%
California First National Bancorp	317	4,853
DFC Global Corp. (a)	22,271	486,621
Duff & Phelps Corp.	15,751	167,906
Edelman Financial Group, Inc.	10,198	65,879
Evercore Partners, Inc., Class A	10,780	245,784
FBR Capital Markets Corp. (a)	26,048	61,994
Fidus Investment Corp. (a)	1,578	19,867
Gleacher & Co, Inc. (a)	40,817	48,572
Intersections, Inc.	4,528	58,185
Main Street Capital Corp. (b)	10,448	185,557
Piper Jaffray Cos. (a)	8,085	144,964
Stifel Financial Corp. (a)	27,742	736,828
Triangle Capital Corp.	11,474	174,634
		2,401,64
Diversified Manufacturing Operations — 0.4%
A.M. Castle & Co. (a)(b)	8,466	92,618
Barnes Group, Inc.	27,953	538,095
Federal Signal Corp. (a)	32,328	142,890
Lydall, Inc. (a)	8,624	76,754
OSI Systems, Inc. (a)(b)	9,733	326,250
Raven Industries, Inc.	9,240	445,368
Standex International Corp.	6,356	197,862
Trimas Corp. (a)(b)	13,041	193,659
		2,013,496
Diversified Materials & Processing — 0.8%
Belden, Inc.	24,480	631,339
Cabot Microelectronics Corp. (a)(b)	12,138	417,426
Clarcor, Inc.	25,844	1,069,425
Encore Wire Corp.	9,488	195,263
Harbinger Group, Inc. (a)	4,901	24,848
Hexcel Corp. (a)	50,410	1,117,085
Insteel Industries, Inc.	9,031	90,942
Koppers Holdings, Inc.	10,528	269,622
NL Industries, Inc.	3,389	42,464
Tredegar Corp.	12,225	181,297
Uranium Energy Corp. (a)(b)	36,447	99,865
		4,139,576
Diversified Media — 0.1%
Belo Corp., Class A	47,329	231,439
EW Scripps Co. (a)	17,490	122,430
		353,869
Diversified Retail — 0.5%
99 Cents Only Stores (a)	24,042	442,854
The Bon-Ton Stores, Inc.	6,149	30,560
Fred’s, Inc.	20,026	213,477

Common Stocks	Shares	Value
Diversified Retail (concluded)
Geeknet Inc. (a)	2,182	$44,120
Gordmans Stores, Inc. (a)	2,697	32,283
HSN, Inc. (a)	20,438	677,111
Overstock.com, Inc. (a)	5,959	55,240
PriceSmart, Inc.	9,098	566,987
Saks, Inc. (a)	59,209	518,079
Tuesday Morning Corp. (a)	21,773	76,641
ValueVision Media, Inc., Class A (a)	20,921	49,374
Winmark Corp.	1,120	51,766
		2,758,492
Drug & Grocery Store Chains — 0.8%
Arden Group, Inc., Class A	601	47,780
Casey’s General Stores, Inc.	19,471	849,909
The Fresh Market, Inc. (a)	14,455	551,603
GNC Holdings, Inc. (a)	11,790	237,215
Ingles Markets, Inc., Class A	6,092	86,750
Nash Finch Co.	6,041	162,684
The Pantry, Inc. (a)	11,759	142,637
PetMed Express, Inc.	11,229	101,061
Rite Aid Corp. (a)	303,595	297,523
Ruddick Corp.	25,201	982,587
Spartan Stores, Inc.	11,389	176,302
Susser Holdings Corp. (a)	3,924	78,205
Village Super Market, Inc., Class A	3,014	72,155
Weis Markets, Inc.	5,815	215,504
Winn-Dixie Stores, Inc. (a)(b)	28,144	166,612
		4,168,527
Education Services — 0.5%
Ambassadors Group, Inc.	9,476	54,297
American Public Education, Inc. (a)	9,154	311,236
Archipelago Learning, Inc. (a)(b)	7,458	62,647
Bridgepoint Education, Inc. (a)(b)	9,181	160,117
Cambium Learning Group, Inc. (a)	7,733	23,122
Capella Education Co. (a)	8,095	229,736
Corinthian Colleges, Inc. (a)(b)	40,126	62,597
Franklin Covey Co. (a)	6,644	50,494
Grand Canyon Education, Inc. (a)	14,877	240,263
HealthStream, Inc. (a)	7,738	99,278
K12, Inc. (a)	13,286	338,261
Lincoln Educational Services Corp.	11,629	94,079
National American University Holdings, Inc.	4,580	32,793
Renaissance Learning, Inc.	6,790	113,936
Rosetta Stone, Inc. (a)(b)	5,704	52,192
School Specialty, Inc. (a)	8,243	58,773
Strayer Education, Inc.	6,304	483,328
Universal Technical Institute, Inc.	10,996	149,436
		2,616,585
Electronic Components — 0.9%
3D Systems Corp. (a)	21,417	299,624
Acacia Research - Acacia Technologies (a)	22,018	792,428
Checkpoint Systems, Inc. (a)	20,846	283,089
DDi Corp.	7,582	54,894

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	9

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electronic Components (concluded)
Kemet Corp. (a)	22,560	$161,304
LeCroy Corp. (a)	8,264	65,285
Methode Electronics, Inc.	18,895	140,390
Microvision, Inc. (a)(b)	56,035	38,109
Multi-Fineline Electronix, Inc. (a)	4,605	91,824
NVE Corp.	2,405	145,887
Park Electrochemical Corp.	10,628	227,120
Pulse Electronics Corp.	21,154	60,500
Rogers Corp.	8,171	319,731
ScanSource, Inc.	13,828	408,756
TTM Technologies, Inc. (a)	26,621	253,166
Universal Display Corp. (a)	19,804	949,404
Viasystems Group, Inc. (a)	1,439	25,312
		4,316,823
Electronic Entertainment — 0.2%
DTS, Inc. (a)	8,914	221,335
Glu Mobile, Inc. (a)	25,314	53,412
THQ, Inc. (a)	35,048	60,633
Take-Two Interactive Software, Inc. (a)	37,953	482,762
		818,142
Electronics — 0.5%
Agilysys, Inc.	9,265	66,059
American Science & Engineering, Inc.	4,653	284,066
Coherent, Inc. (a)(b)	12,920	555,043
Daktronics, Inc.	17,829	152,973
II-VI, Inc. (a)(b)	26,507	463,873
iRobot Corp. (a)	12,175	306,323
Newport Corp. (a)(b)	19,068	206,125
Richardson Electronics Ltd.	7,446	101,340
Rofin-Sinar Technologies, Inc. (a)(b)	14,565	279,648
SRS Labs Inc. (a)	5,970	42,745
		2,458,195
Energy Equipment — 0.1%
C & J Energy Services, Inc. (a)	6,232	102,454
Capstone Turbine Corp. (a)(b)	126,690	126,690
FuelCell Energy, Inc. (a)(b)	64,695	54,337
PowerSecure International, Inc. (a)	9,587	45,347
STR Holdings, Inc. (a)(b)	15,588	126,419
		455,247
Engineering & Contracting Services — 0.5%
Argan, Inc. (a)	3,631	36,964
Dycom Industries, Inc. (a)(b)	18,004	275,461
Exponent, Inc. (a)	7,119	294,228
Furmamite Corp. (a)(b)	18,725	101,302
Hill International, Inc. (a)(b)	12,686	59,371
Layne Christensen Co. (a)	10,012	231,277
MYR Group, Inc. (a)	10,214	180,175
Mastec, Inc. (a)(b)	29,235	514,828
Michael Baker Corp. (a)	4,437	84,880
Mistras Group, Inc. (a)	7,447	130,769
Tetra Tech, Inc. (a)	32,056	600,730

Common Stocks	Shares	Value
Engineering & Contracting Services (concluded)
UniTek Global Services, Inc. (a)	5,345	$26,511
VSE Corp.	2,231	57,738
		2,594,234
Entertainment — 0.4%
Ascent Media Corp., Class A (a)	7,471	293,760
Cinemark Holdings, Inc.	47,685	900,293
Lions Gate Entertainment Corp. (a)	23,157	159,783
Live Nation Entertainment, Inc. (a)	72,751	582,735
Rentrak Corp. (a)	4,856	61,137
World Wrestling Entertainment, Inc.	14,290	127,324
		2,125,032
Environmental, Maintenance, & Security Service — 0.8%
ABM Industries, Inc.	27,363	521,539
The Brink’s Co.	24,083	561,375
G&K Services, Inc., Class A	9,520	243,141
The Geo Group, Inc. (a)	33,443	620,702
Healthcare Services Group, Inc.	34,122	550,729
Mac-Gray Corp.	5,780	74,620
Rollins, Inc.	32,827	614,193
Standard Parking Corp. (a)	7,838	122,586
Swisher Hygiene, Inc. (a)(b)	43,572	176,466
Unifirst Corp.	7,247	328,217
		3,813,568
Fertilizers — 0.0%
Rentech, Inc.	60,976	47,573
Financial Data & Systems — 1.0%
Advent Software, Inc. (a)	16,861	351,552
Cardtronics, Inc. (a)	22,254	510,062
Cass Information Systems, Inc.	4,266	132,459
Euronet Worldwide, Inc. (a)(b)	26,190	412,231
Fair Isaac Corp.	20,420	445,769
Global Cash Access, Inc. (a)	14,592	37,355
Heartland Payment Systems, Inc.	19,712	388,721
Higher One Holdings, Inc. (a)(b)	15,735	256,008
Jack Henry & Associates, Inc.	44,401	1,286,741
S1 Corp. (a)	27,287	250,222
Wright Express Corp. (a)(b)	19,906	757,224
		4,828,344
Foods — 1.4%
B&G Foods, Inc., Class A	24,517	408,944
Chefs’ Warehouse Holdings, LLC (a)	5,433	63,892
Chiquita Brands International, Inc. (a)	23,074	192,437
Diamond Foods, Inc. (b)	11,296	901,308
Dole Food Co., Inc. (a)	18,293	182,930
Hain Celestial Group, Inc. (a)(b)	18,289	558,729
J&J Snack Foods Corp.	7,328	352,110
Lancaster Colony Corp.	9,653	588,930
Lifeway Foods, Inc. (a)(b)	2,168	23,133
Medifast, Inc. (a)(b)	7,112	114,859
Natures Sunshine Prods, Inc. (a)(b)	5,705	80,326

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	10

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Foods (concluded)
Nutraceutical International Corp. (a)	4,321	$55,222
Omega Protein Corp. (a)	9,714	88,203
Schiff Nutrition International, Inc.	6,109	67,688
Seneca Foods Corp. (a)	4,652	92,110
Smart Balance, Inc. (a)	30,541	180,192
Snyders-Lance, Inc.	24,219	504,966
Synutra International, Inc. (a)(b)	9,026	48,018
Tootsie Roll Industries, Inc.	12,459	300,511
TreeHouse Foods, Inc. (a)(b)	18,212	1,126,230
United Natural Foods, Inc. (a)(b)	24,826	919,555
		6,850,293
Forest Products — 0.1%
Deltic Timber Corp.	5,552	331,343
Universal Forest Products, Inc.	9,882	237,662
		569,005
Forms & Bulk Printing Services — 0.3%
Consolidated Graphics, Inc. (a)	4,717	172,312
Deluxe Corp.	26,577	494,332
Ennis, Inc.	13,221	172,666
Innerworkings, Inc. (a)	13,171	103,261
M&F Worldwide Corp. (a)	5,560	136,887
Multi-Color Corp.	5,952	134,456
Quad/Graphics, Inc.	12,881	232,760
Schawk, Inc.	5,890	58,134
		1,504,808
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	5,933	30,080
Funeral Parlors & Cemeteries — 0.3%
Hillenbrand, Inc.	32,043	589,591
Matthews International Corp., Class A	15,148	465,952
Stewart Enterprises, Inc., Class A	40,786	242,677
		1,298,220
Gas Pipeline — 0.1%
Crosstex Energy, Inc.	20,796	280,330
SemGroup Corp. (a)	21,336	425,867
		706,197
Glass — 0.0%
Apogee Enterprises, Inc.	14,408	123,765
Gold — 0.4%
Coeur d’Alene Mines Corp. (a)	46,005	986,347
Gold Resource Corp. (b)	14,412	239,960
Golden Star Resources Ltd. (a)(b)	134,145	249,510
Jaguar Mining, Inc. (a)(b)	43,837	206,034
Midway Gold Corp. (a)(b)	44,709	89,865
US Gold Corp. (a)	54,014	216,596
Vista Gold Corp. (a)	35,916	119,959
		2,108,271
Health Care Facilities — 0.6%
Amsurg Corp. (a)(b)	16,083	361,868

Common Stocks	Shares	Value
Health Care Facilities (concluded)
Assisted Living Concepts, Inc.	10,042	$127,232
Capital Senior Living Corp. (a)	14,071	86,818
Contiucare Corp. (a)	15,232	97,180
Emeritus Corp. (a)	15,681	221,102
The Ensign Group, Inc.	8,329	192,483
Five Star Quality Care, Inc. (a)	22,540	56,350
Hanger Orthopedic Group, Inc. (a)	17,163	324,209
HealthSouth Corp. (a)	49,059	732,451
Kindred Healthcare, Inc. (a)	26,672	229,913
National Healthcare Corp.	5,278	170,479
Select Medical Holdings Corp. (a)	23,193	154,697
Skilled Healthcare Group, Inc., Class A (a)(b)	9,823	35,461
Sunrise Senior Living, Inc. (a)(b)	29,466	136,428
US Physical Therapy, Inc.	6,018	111,453
Vanguard Health Systems, Inc. (a)	15,775	160,274
		3,198,398
Health Care Management Services — 1.0%
American Dental Partners, Inc. (a)	7,533	72,769
Bioscript, Inc. (a)	20,907	132,969
Centene Corp. (a)(b)	25,711	737,134
Computer Programs & Systems, Inc.	5,658	374,277
HealthSpring, Inc. (a)	34,816	1,269,391
Magellan Health Services, Inc. (a)(b)	16,434	793,762
Metropolitan Health Networks, Inc. (a)	20,875	94,773
Molina Healthcare, Inc. (a)	14,491	223,741
National Research Corp.	821	27,208
Triple-S Management Corp. (a)	9,943	166,545
Universal American Corp.	16,231	163,284
WellCare Health Plans, Inc. (a)(b)	21,887	831,268
		4,887,121
Health Care Services — 1.5%
AMN Healthcare Services, Inc. (a)	20,300	81,403
Accretive Health, Inc. (a)(b)	20,644	438,272
Air Methods Corp. (a)	5,805	369,604
Alliance Healthcare Services, Inc. (a)	12,487	14,235
Almost Family, Inc. (a)	4,230	70,345
Amedisys, Inc. (a)	15,177	224,923
athenahealth, Inc. (a)	17,945	1,068,625
CardioNet, Inc. (a)	12,314	36,942
Chemed Corp.	10,923	600,328
Chindex International, Inc. (a)	5,747	50,631
Corvel Corp. (a)	3,210	136,425
Cross Country Healthcare, Inc. (a)	13,996	58,503
ePocrates, Inc. (a)	3,229	29,093
ExamWorks Group, Inc. (a)	13,922	141,726
Gentiva Health Services, Inc. (a)(b)	15,663	86,460
HMS Holdings Corp. (a)(b)	43,598	1,063,355
Healthways, Inc. (a)	17,467	171,701
IPC The Hospitalist Co., Inc. (a)	8,380	299,082
LHC Group, Inc. (a)	8,143	138,920
MWI Veterinary Supply, Inc. (a)	6,417	441,618

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	11

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Services (concluded)
Medidata Solutions, Inc. (a)	10,930	$179,689
MedQuist Holdings, Inc. (a)	16,041	121,270
Omnicell, Inc. (a)	17,011	234,412
PharMerica Corp. (a)	15,059	214,892
Quality Systems, Inc.	9,929	963,113
Sun Healthcare Group, Inc. (a)	13,540	36,558
Team Health Holdings, Inc. (a)	13,619	223,624
Transcend Services, Inc. (a)	4,452	100,348
		7,596,097
Health Care: Miscellaneous — 0.1%
MedAssets, Inc.	24,915	239,433
The Providence Service Corp.	6,415	68,320
		307,753
Home Building — 0.3%
Beazer Homes USA, Inc. (a)(b)	39,367	59,444
Hovnanian Enterprises, Inc., Class A (a)(b)	32,575	39,742
KB Home	40,231	235,754
M/I Homes, Inc. (a)	9,510	57,155
MDC Holdings, Inc.	19,383	328,348
Meritage Homes Corp. (a)	14,329	216,941
Ryland Group, Inc.	22,845	243,299
Standard-Pacific Corp. (a)(b)	54,798	135,351
		1,316,034
Hotel/Motel — 0.2%
Gaylord Entertainment Co. (a)	18,506	357,906
Marcus Corp.	10,539	104,863
Morgans Hotel Group Co. (a)	11,861	71,047
Orient Express Hotels Ltd., Class A (a)	49,033	338,818
Red Lion Hotels Corp. (a)	7,653	51,352
		923,986
Household Appliances — 0.0%
National Presto Industries, Inc.	2,479	215,450
Household Equipment & Products — 0.3%
American Greetings Corp., Class A	20,653	382,080
Blyth, Inc.	2,677	148,440
CSS Industries, Inc.	4,032	67,254
Central Garden & Pet Co., Class A (a)	24,134	170,869
Helen of Troy Ltd. (a)(b)	15,807	397,072
Libbey, Inc. (a)	9,981	105,200
Summer Infant, Inc. (a)	6,386	42,147
		1,313,062
Household Furnishings — 0.2%
American Woodmark Corp. (a)	4,787	57,971
Ethan Allen Interiors, Inc.	12,442	169,336
Furniture Brands International, Inc. (a)	21,717	44,737
Kirkland’s, Inc. (a)	8,549	78,394
La-Z-Boy, Inc. (a)	26,579	196,951
Lifetime Brands, Inc.	4,588	44,228

Common Stocks	Shares	Value
Household Furnishings (concluded)
Sealy Corp. (a)	25,202	$37,299
Select Comfort Corp. (a)	28,721	401,232
		1,030,148
Insurance: Life — 0.6%
American Equity Investment Life Holding Co.	30,500	266,875
CNO Financial Group, Inc. (a)	114,197	617,806
Citizens, Inc. (a)	19,191	123,014
Delphi Financial Group, Inc., Class A	24,616	529,736
FBL Financial Group, Inc., Class A	6,559	174,601
Independence Holding Co.	3,234	23,446
Kansas City Life Insurance Co.	2,077	64,117
National Western Life Insurance Co., Class A	1,090	147,695
The Phoenix Cos., Inc. (a)	59,059	72,052
Presidential Life Corp.	10,786	88,661
Primerica, Inc.	17,552	378,421
Symetra Financial Corp.	34,800	283,620
		2,770,044
Insurance: Multi-Line — 0.5%
Alterra Capital Holdings Ltd.	46,599	883,983
Crawford & Co., Class B	12,825	68,742
eHealth, Inc. (a)	11,107	151,722
Flagstone Reinsurance Holdings SA	27,010	209,328
Fortegra Financial Corp. (a)	2,884	15,141
Horace Mann Educators Corp.	20,564	234,635
Maiden Holdings Ltd.	25,747	190,270
Pico Holdings, Inc. (a)	11,781	241,628
Platinum Underwriters Holdings Ltd.	19,188	590,031
Primus Guaranty Ltd. (a)(b)	13,539	71,351
		2,656,831
Insurance: Property-Casualty — 1.7%
American Safety Insurance
Holdings Ltd. (a)	5,206	95,790
Amerisafe, Inc. (a)	9,439	173,772
AmTrust Financial Services, Inc.	12,497	278,183
Argo Group International Holdings Ltd.	14,240	403,989
Baldwin & Lyons, Inc., Class B	4,361	93,195
Donegal Group, Inc., Class A	4,045	48,702
EMC Insurance Group, Inc.	2,404	44,234
Employers Holdings, Inc.	10,430	133,087
Enstar Group Ltd. (a)	3,530	336,162
FPIC Insurance Group, Inc. (a)	4,262	178,322
First American Financial Corp.	53,832	689,050
Global Indemnity Plc (a)	6,538	111,669
Greenlight Capital Re Ltd. (a)	14,370	298,034
Hallmark Financial Services, Inc. (a)	6,281	46,291
Harleysville Group, Inc.	6,576	387,063
Hilltop Holdings, Inc. (a)(b)	20,740	149,535
Infinity Property & Casualty Corp.	6,380	334,822

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	12

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance: Property-Casualty (concluded)
Meadowbrook Insurance Group, Inc.	27,223	$242,557
Montpelier Re Holdings Ltd.	31,997	565,707
National Interstate Corp.	3,611	79,370
Navigators Group, Inc. (a)(b)	6,993	302,098
OneBeacon Insurance Group Ltd.	11,224	153,095
The PMI Group, Inc. (a)(b)	80,593	16,119
ProAssurance Corp.	15,772	1,135,899
RLI Corp.	9,613	611,195
Radian Group, Inc.	68,118	149,178
Safety Insurance Group, Inc.	6,635	251,002
SeaBright Holdings, Inc.	10,377	74,714
Selective Insurance Group, Inc.	28,105	366,770
State Auto Financial Corp.	7,739	101,768
Stewart Information Services Corp.	9,096	80,409
Tower Group, Inc.	19,019	434,774
United Fire & Casualty Co.	11,189	197,933
Universal Insurance Holdings, Inc.	9,601	36,964
		8,601,452
International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	6,462	43,748
Leisure Time — 0.9%
Black Diamond, Inc. (a)	6,315	41,174
Callaway Golf Co.	32,986	170,538
Churchill Downs, Inc.	6,389	249,363
International Speedway Corp., Class A	15,230	347,853
Interval Leisure Group, Inc. (a)	20,594	274,312
Johnson Outdoors, Inc. (a)	2,238	34,420
Life Time Fitness, Inc. (a)	21,776	802,446
Orbitz Worldwide, Inc. (a)	12,050	26,149
Pool Corp.	24,799	649,238
Six Flags Entertainment Corp.	21,382	592,709
Smith & Wesson Holding Corp. (a)	30,745	77,477
Speedway Motorsports, Inc. (b)	5,969	72,106
Steinway Musical Instruments, Inc. (a)	3,321	71,601
Sturm Ruger & Co., Inc.	9,604	249,512
Town Sports International Holdings, Inc. (a)	10,844	78,727
Vail Resorts, Inc.	18,493	698,850
West Marine, Inc. (a)	7,245	55,786
		4,492,261
Luxury Items — 0.0%
Movado Group, Inc.	8,856	107,866
Machinery: Agricultural — 0.2%
Alamo Group, Inc.	3,417	71,040
Lindsay Manufacturing Co.	6,518	350,668
Titan International, Inc.	21,869	328,035
Titan Machinery, Inc. (a)	8,106	145,097
		894,840
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc. (a)	10,252	300,178

Common Stocks	Shares	Value
Machinery: Construction & Handling (concluded)
Douglas Dynamics, Inc.	9,600	$122,688
NACCO Industries, Inc., Class A	2,967	188,108
		610,974
Machinery: Engines — 0.1%
Briggs & Stratton Corp.	25,966	350,801
Machinery: Industrial — 1.2%
Actuant Corp., Class A	35,438	699,901
Altra Holdings, Inc. (a)	13,702	158,532
Applied Industrial Technologies, Inc.	21,883	594,342
Chart Industries, Inc. (a)	15,153	639,002
Colfax Corp. (a)(b)	12,598	255,235
Columbus McKinnon Corp. (a)(b)	9,889	108,383
DXP Enterprises, Inc. (a)	4,636	87,296
EnPro Industries, Inc. (a)	10,717	318,081
Flow International Corp. (a)	24,124	53,314
Gerber Scientific, Inc. (a)	12,866	129
Graham Corp. (a)	4,997	83,150
John Bean Technologies Corp.	14,589	208,039
Kadant, Inc. (a)	6,275	111,444
MTS Systems Corp.	7,968	244,140
Middleby Corp. (a)	9,671	681,419
Omega Flex, Inc. (a)	672	8,938
Sauer-Danfoss, Inc. (a)	5,926	171,261
Tecumseh Products Co., Class A (a)	9,230	67,287
Tennant Co.	9,863	348,854
Twin Disc, Inc.	4,302	114,734
Woodward Governor Co.	31,712	868,909
		5,822,390
Machinery: Specialty — 0.1%
Albany International Corp., Class A	14,111	257,526
Cascade Corp.	4,728	157,868
Hurco Cos., Inc. (a)	3,218	65,325
Xerium Technologies, Inc. (a)(b)	5,617	58,810
		539,529
Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	3,453	118,921
Skyline Corp.	3,592	34,304
		153,225
Medical & Dental Instruments & Supplies — 2.5%
Abiomed, Inc. (a)	16,235	179,072
Align Technology, Inc. (a)	31,606	479,463
Alphatec Holdings, Inc. (a)	28,019	59,120
AngioDynamics, Inc. (a)(b)	12,793	168,100
Antares Pharma, Inc. (a)	45,061	104,541
AtriCure, Inc. (a)	7,099	69,144
Atrion Corp.	793	164,460
Biolase Technology, Inc. (a)(b)	16,196	48,588
CONMED Corp. (a)	14,479	333,162
Cantel Medical Corp.	6,743	142,412
Cardiovascular Systems, Inc. (a)	7,570	86,222
Cerus Corp. (a)	24,730	52,428
Conceptus, Inc. (a)	16,033	167,865

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	13

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (concluded)
CryoLife, Inc. (a)	13,995	$62,838
Delcath Systems Inc. (a)	25,461	85,040
Endologix, Inc. (a)	25,045	251,452
Exactech, Inc. (a)	4,196	59,080
Hansen Medical, Inc. (a)	24,257	80,533
Heartware International, Inc. (a)(b)	6,124	394,447
ICU Medical, Inc. (a)(b)	6,229	229,227
Insulet Corp. (a)	23,570	359,678
Integra LifeSciences Holdings Corp. (a)	10,702	382,811
Invacare Corp.	14,636	337,213
Landauer, Inc.	4,840	239,774
MAKO Surgical Corp. (a)(b)	16,498	564,562
Medical Action Industries, Inc. (a)	8,261	41,718
Medtox Scientific, Inc.	3,953	51,745
Meridian Bioscience, Inc.	21,106	332,208
Merit Medical Systems, Inc. (a)(b)	21,634	284,271
Neogen Corp. (a)	11,867	412,022
Neoprobe Corp. (a)(b)	48,080	142,317
NuVasive, Inc. (a)	20,481	349,611
OraSure Technologies, Inc. (a)	23,732	188,907
Orthofix International NV (a)(b)	9,244	319,010
Owens & Minor, Inc.	32,657	930,071
PSS World Medical, Inc. (a)	28,379	558,782
Quidel Corp. (a)	14,602	239,035
Rockwell Medical Technologies, Inc. (a)(b)	8,128	66,324
Staar Surgical Co. (a)	18,177	141,781
Steris Corp.	30,490	892,442
SurModics, Inc. (a)	7,987	72,682
Symmetry Medical, Inc. (a)	18,646	143,947
Synovis Life Technologies, Inc. (a)	5,788	96,660
Tornier NV (a)(b)	5,465	111,978
Unilife Corp. (a)(b)	29,439	123,644
Uroplasty, Inc. (a)	10,435	50,610
Vascular Solutions, Inc. (a)	8,526	97,623
Volcano Corp. (a)(b)	26,820	794,677
West Pharmaceutical Services, Inc.	17,219	638,825
Wright Medical Group, Inc. (a)	20,084	359,102
Young Innovations, Inc.	2,821	80,398
		12,621,622
Medical Equipment — 1.3%
Abaxis, Inc. (a)	11,571	265,092
Accuray, Inc. (a)	35,159	141,339
Affymetrix, Inc. (a)	36,625	179,463
Analogic Corp.	6,447	292,758
ArthroCare Corp. (a)	14,024	403,471
Bacterin International Holdings, Inc. (a)(b)	11,255	22,510
Caliper Life Sciences, Inc. (a)	24,090	252,222
Cyberonics, Inc. (a)	14,537	411,397
Cynosure, Inc., Class A (a)	4,847	48,906
DexCom, Inc. (a)	34,451	413,412
Fluidigm Corp. (a)	3,347	46,624
Greatbatch, Inc. (a)(b)	11,921	238,539

Common Stocks	Shares	Value
Medical Equipment (concluded)
Haemonetics Corp. (a)(b)	13,193	$771,527
IRIS International, Inc. (a)	9,017	80,883
Luminex Corp. (a)	19,330	428,546
Masimo Corp.	26,834	580,956
Merge Healthcare, Inc. (a)	26,591	161,939
Natus Medical, Inc. (a)	14,910	141,794
NxStage Medical, Inc. (a)	22,904	477,777
Palomar Medical Technologies, Inc. (a)	9,821	77,389
Solta Medical, Inc. (a)	30,859	38,574
SonoSite, Inc. (a)	7,028	213,230
Spectranetic Corp. (a)(b)	17,039	121,658
Stereotaxis, Inc. (a)(b)	22,866	25,381
Synergetics USA, Inc. (a)	11,054	59,581
Zoll Medical Corp. (a)	11,223	423,556
		6,318,524
Medical Services — 0.2%
Bio-Reference Labs, Inc. (a)	12,696	233,733
eResearch Technology, Inc. (a)	25,109	111,986
Neostem, Inc. (a)	10,587	6,882
Parexel International Corp. (a)(b)	30,376	575,018
RadNet, Inc. (a)	15,292	37,312
		964,931
Metal Fabricating — 0.7%
Ampco-Pittsburgh Corp.	4,299	87,915
Dynamic Materials Corp.	6,799	107,084
Haynes International, Inc.	6,249	271,519
Kaydon Corp.	16,684	478,497
L.B. Foster Co., Class A	4,808	106,882
Lawson Products, Inc.	1,669	22,565
Metals USA Holdings Corp. (a)	5,906	52,859
Mueller Industries, Inc.	19,438	750,112
Mueller Water Products, Inc., Series A	80,371	199,320
NN, Inc. (a)	8,435	42,597
Northwest Pipe Co. (a)	4,680	94,957
RBC Bearings, Inc. (a)	11,219	381,334
RTI International Metals, Inc. (a)	15,507	361,623
Worthington Industries, Inc.	29,393	410,620
		3,367,884
Metals & Minerals: Diversified — 0.7%
AMCOL International Corp.	12,500	299,875
General Moly, Inc. (a)(b)	34,604	100,352
Globe Specialty Metals, Inc.	32,505	471,973
Hecla Mining Co. (a)	143,625	769,830
Materion Corp. (a)(b)	10,413	236,167
Minerals Technologies, Inc.	9,361	461,216
Oil-Dri Corp. of America	2,283	42,418
Paramount Gold and Silver Corp. (a)(b)	59,659	140,795
SunCoke Energy, Inc. (a)	6,987	76,857
Thompson Creek Metals Co., Inc. (a)(b)	78,883	478,820
US Energy Corp. Wyoming (a)	12,129	28,018

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	14

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metals & Minerals: Diversified (concluded)
United States Lime & Minerals Inc. (a)	1,227	$48,957
Ur-Energy, Inc. (a)	52,825	47,543
Uranerz Energy Corp. (a)(b)	32,884	45,051
Uranium Resources, Inc. (a)	47,358	32,274
		3,280,146
Miscellaneous Consumer Staples — 0.0%
Spectrum Brands Holdings, Inc. (a)	8,681	205,045
Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)(b)	28,128	134,171
AT Cross Co. (a)	4,711	53,140
Electronics for Imaging, Inc. (a)	23,869	321,516
HNI Corp.	22,861	437,331
Herman Miller, Inc.	29,619	528,995
Kimball International, Inc., Class B	15,413	74,907
Knoll, Inc.	24,546	336,280
Steelcase, Inc., Class A	40,856	257,801
United Stationers, Inc.	23,648	644,408
		2,788,549
Offshore Drilling & Other Services — 0.1%
Hercules Offshore, Inc. (a)	59,082	172,519
Vantage Drilling Co. (a)	88,970	111,213
		283,732
Oil Well Equipment & Services — 1.7%
Basic Energy Services, Inc. (a)	12,317	174,409
Cal Dive International, Inc. (a)	49,199	93,970
Complete Production Services, Inc. (a)	40,662	766,479
Dawson Geophysical Co. (a)	4,006	94,461
Dril-Quip, Inc. (a)	17,670	952,590
Exterran Holdings, Inc. (a)	33,281	323,491
Flotek Industries, Inc. (a)	25,443	118,819
Geokinetics, Inc. (a)	5,286	12,792
Global Geophysical Services, Inc. (a)	9,203	73,348
Global Industries Ltd. (a)	51,908	411,111
Golar LNG Ltd. (b)	20,428	649,202
Gulf Island Fabrication, Inc.	7,278	150,509
Helix Energy Solutions Group, Inc. (a)	54,636	715,731
Hornbeck Offshore Services, Inc. (a)	11,834	294,785
ION Geophysical Corp. (a)	67,249	318,088
Key Energy Services, Inc. (a)(b)	64,351	610,691
Lufkin Industries, Inc.	15,665	833,535
Matrix Service Co. (a)	13,468	114,613
Mitcham Industries, Inc. (a)	6,338	70,986
Natural Gas Services Group (a)	6,110	78,391
Newpark Resources, Inc. (a)(b)	46,223	281,498
OYO Geospace Corp. (a)	2,215	124,682
Parker Drilling Co. (a)(b)	59,612	261,697
Pioneer Drilling Co. (a)	31,998	229,746

Common Stocks	Shares	Value
Oil Well Equipment & Services (concluded)
RigNet, Inc. (a)	2,915	$46,727
Tesco Corp. (a)	15,443	179,139
Tetra Technologies, Inc. (a)	39,383	304,037
Union Drilling, Inc. (a)	7,662	36,011
Willbros Group, Inc. (a)	19,877	82,887
		8,404,425
Oil: Crude Producers — 2.7%
ATP Oil & Gas Corp. (a)(b)	22,867	176,305
Abraxas Petroleum Corp. (a)(b)	42,072	111,070
Apco Oil and Gas International, Inc. (a)	4,646	345,755
Approach Resources, Inc. (a)(b)	11,447	194,485
BPZ Resources, Inc. (a)(b)	52,297	144,863
Berry Petroleum Co., Class A	26,460	936,155
Bill Barrett Corp. (a)	24,163	875,667
CAMAC Energy, Inc. (a)	30,744	18,446
Callon Petroleum Co. (a)	20,067	77,659
Carrizo Oil & Gas, Inc. (a)	20,046	431,991
Cheniere Energy, Inc. (a)(b)	42,548	219,122
Clayton Williams Energy, Inc. (a)	3,008	128,772
Comstock Resources, Inc. (a)	24,443	377,889
Contango Oil & Gas Co. (a)	6,193	338,819
Crimson Exploration, Inc. (a)	10,671	22,943
Endeavour International Corp. (a)(b)	18,907	150,878
Energy Partners Ltd. (a)	14,910	165,054
Energy XXI Bermuda Ltd. (a)	38,734	830,844
Evolution Petroleum Corp. (a)	7,904	55,802
FX Energy, Inc. (a)	26,618	109,932
GMX Resources Inc. (a)(b)	31,051	70,486
Gastar Exploration Ltd. (a)	29,722	89,166
GeoResources, Inc. (a)	10,214	181,707
Goodrich Petroleum Corp. (a)	13,324	157,490
Gulfport Energy Corp. (a)(b)	21,484	519,483
Harvest Natural Resources, Inc. (a)	17,371	148,869
Houston American Energy Corp. (a)	8,369	115,157
Hyperdynamics Corp. (a)(b)	79,414	293,832
Isramco, Inc. (a)	465	26,872
Kodiak Oil & Gas Corp. (a)	107,750	561,377
Magnum Hunter Resources Corp. (a)	62,705	188,687
McMoRan Exploration Co. (a)	50,376	500,234
Northern Oil And Gas, Inc. (a)(b)	32,505	630,272
Oasis Petroleum, Inc. (a)	30,439	679,703
Panhandle Oil & Gas, Inc.	3,470	98,444
Penn Virginia Corp.	23,562	131,240
Petroleum Development Corp. (a)	12,030	233,262
Petroquest Energy, Inc. (a)(b)	28,755	158,152
Resolute Energy Corp. (a)	23,584	267,914
Rex Energy Corp. (a)	17,864	225,980
Rosetta Resources, Inc. (a)	27,208	931,058
Stone Energy Corp. (a)(b)	25,067	406,336
Swift Energy Co. (a)(b)	21,743	529,225
Triangle Petroleum Corp. (a)	22,037	79,113
Vaalco Energy, Inc. (a)(b)	26,085	126,773

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	15

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil: Crude Producers (concluded)
Venoco, Inc. (a)(b)	15,151	$133,480
Voyager Oil & Gas, Inc. (a)	24,145	50,705
W&T Offshore, Inc.	17,871	245,905
Warren Resources, Inc. (a)	36,359	87,262
Zion Oil & Gas, Inc. (a)(b)	16,441	32,224
		13,612,859
Oil: Integrated — 0.1%
Targa Resources Inc.	8,407	250,108
Oil: Refining & Marketing — 0.6%
Alon USA Energy, Inc.	5,840	35,799
CVR Energy, Inc. (a)	45,180	955,105
Clean Energy Fuels Corp. (a)(b)	25,552	284,138
Delek US Holdings, Inc.	7,351	82,846
Miller Energy Resources, Inc. (a)(b)	15,748	41,575
Western Refining, Inc. (a)	27,343	340,694
World Fuel Services Corp.	36,418	1,189,048
		2,929,205
Paints & Coatings — 0.2%
Chase Corp.	2,961	31,831
Ferro Corp. (a)	44,338	272,679
H.B. Fuller Co.	25,462	463,917
		768,427
Paper — 0.5%
Boise, Inc.	53,373	275,938
Buckeye Technologies, Inc.	20,390	491,603
Clearwater Paper Corp. (a)	11,817	401,542
Kapstone Paper and Packaging Corp. (a)	19,880	276,133
Neenah Paper, Inc.	7,588	107,598
P.H. Glatfelter Co.	23,513	310,607
Schweitzer-Mauduit International, Inc.	8,998	502,718
Verso Paper Corp. (a)	7,798	13,023
Wausau Paper Corp.	25,198	161,015
		2,540,177
Personal Care — 0.1%
Female Health Co.	9,039	36,879
USANA Health Sciences, Inc. (a)(b)	3,563	97,983
WD-40 Co.	8,737	348,082
		482,944
Pharmaceuticals — 2.0%
Achillion Pharmaceuticals, Inc. (a)	23,988	113,223
Acura Pharmaceuticals, Inc. (a)	5,274	17,932
Akorn, Inc. (a)	28,669	223,905
Ampio Pharmaceuticals, Inc. (a)(b)	10,560	70,224
Anacor Pharmaceuticals, Inc. (a)(b)	5,655	32,233
Ardea Biosciences, Inc. (a)	8,580	134,020
Auxilium Pharmaceuticals, Inc. (a)	24,597	368,709
Avanir Pharmaceuticals, Inc. (a)	63,759	182,351
BioCryst Pharmaceuticals, Inc. (a)	15,120	41,731
Biospecifics Technologies (a)	2,290	36,961
Cadence Pharmaceuticals, Inc. (a)(b)	19,594	128,341

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Cambrex Corp. (a)	14,500	$73,080
Cleveland Biolabs, Inc. (a)	15,633	39,708
Columbia Laboratories, Inc. (a)	18,549	36,171
Corcept Therapeutics Inc. (a)	20,862	64,672
Depomed, Inc. (a)	27,351	147,695
Durect Corp. (a)	42,222	67,977
Dusa Pharmaceuticals, Inc. (a)	12,330	45,621
Endocyte, Inc. (a)	9,064	96,078
Hi-Tech Pharmacal Co., Inc. (a)	5,319	178,718
ISTA Pharmaceuticals, Inc. (a)	17,011	58,688
Impax Laboratories, Inc. (a)	33,599	601,758
Infinity Pharmaceuticals, Inc. (a)	9,787	68,998
Ironwood Pharmaceuticals, Inc. (a)	25,870	279,396
Isis Pharmaceuticals, Inc. (a)	51,044	346,078
Jazz Pharmaceuticals, Inc. (a)	11,308	469,508
K-V Pharmaceutical Co., Class A (a)	26,574	35,875
Lannett Co., Inc. (a)(b)	8,104	31,038
MAP Pharmaceuticals, Inc. (a)	11,203	163,788
The Medicines Co. (a)(b)	27,515	409,423
Medicis Pharmaceutical Corp., Class A	31,790	1,159,699
Obagi Medical Products, Inc. (a)	9,504	86,201
Optimer Pharmaceuticals, Inc. (a)(b)	23,721	328,299
Pacira Pharmaceuticals, Inc. (a)	2,569	25,510
Pain Therapeutics, Inc. (a)	19,260	91,678
Par Pharmaceutical Cos., Inc. (a)	18,593	494,946
Pernix Therapeutics Holdings (a)	2,104	18,557
Pharmacyclics, Inc. (a)	23,536	278,431
Pozen, Inc. (a)	13,424	32,352
Prestige Brands Holdings, Inc. (a)(b)	25,641	232,051
Questcor Pharmaceuticals, Inc. (a)	27,271	743,407
SIGA Technologies, Inc. (a)(b)	17,584	57,500
Sagent Pharmaceuticals, Inc. (a)	3,471	70,253
Salix Pharmaceuticals Ltd. (a)	30,063	889,865
Santarus, Inc. (a)	26,752	74,638
Sciclone Pharmaceuticals, Inc. (a)	17,443	66,458
Spectrum Pharmaceuticals, Inc. (a)	26,579	202,798
Vical, Inc. (a)	36,956	91,651
Vivus, Inc. (a)	45,825	369,808
Xenoport, Inc. (a)	18,396	108,536
Zogenix, Inc. (a)	11,938	21,847
		10,008,385
Photography — 0.0%
Eastman Kodak Co. (a)(b)	137,534	107,290
Plastics — 0.1%
A. Schulman, Inc.	15,814	268,680
Spartech Corp. (a)	15,904	50,893
		319,573
Power Transmission Equipment — 0.3%
Active Power, Inc. (a)	40,379	52,089

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	16

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Power Transmission Equipment (concluded)
Advanced Energy Industries, Inc. (a)(b)	22,287	$192,114
Generac Holdings, Inc. (a)	12,808	240,918
Global Power Equipment Group, Inc. (a)	8,208	191,000
Maxwell Technologies, Inc. (a)	14,280	262,895
Powell Industries, Inc. (a)(b)	4,475	138,591
Power-One, Inc. (a)	34,778	156,501
Vicor Corp.	10,077	88,174
		1,322,282
Precious Metals & Minerals — 0.1%
Golden Minerals Co. (a)	14,191	105,581
Horsehead Holding Corp. (a)(b)	22,333	165,711
Stillwater Mining Co. (a)	53,152	451,792
		723,084
Printing & Copying Services — 0.0%
Casella Waste Systems, Inc. (a)	12,614	66,350
Cenveo, Inc. (a)	28,305	85,198
		151,548
Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	25,300	338,008
Park-Ohio Holdings Corp. (a)	4,138	49,697
		387,705
Production Technology Equipment — 1.2%
ATMI, Inc. (a)(c)	16,205	256,363
Axcelis Technologies, Inc. (a)	54,500	65,400
Brooks Automation, Inc.	33,795	275,429
Cognex Corp.	21,344	578,636
Cohu, Inc.	12,183	120,368
Cymer, Inc. (a)	15,744	585,362
Electro Scientific Industries, Inc. (a)(b)	11,552	137,353
Entegris, Inc. (a)(b)	68,804	438,969
FEI Co. (a)(b)	19,935	597,253
FSI International, Inc. (a)	20,025	37,847
GSI Group, Inc. (a)	13,143	100,938
Intevac, Inc. (a)(b)	11,629	81,287
Kulicke & Soffa Industries, Inc. (a)	37,400	279,004
LTX-Credence Corp. (a)	25,338	134,038
MKS Instruments, Inc.	26,932	584,694
Nanometrics, Inc. (a)	10,251	148,639
Photronics, Inc. (a)	30,745	153,110
Rudolph Technologies, Inc. (a)(b)	16,108	107,763
Tessera Technologies, Inc. (a)	26,233	313,222
Ultra Clean Holdings, Inc. (a)	11,459	49,159
Ultratech, Inc. (a)(b)	12,864	220,618
Veeco Instruments, Inc. (a)	21,037	513,303
		5,778,755
Publishing — 0.3%
AH Belo Corp.	9,550	40,110

Common Stocks	Shares	Value
Publishing (concluded)
Courier Corp.	4,808	$31,444
The Dolan Co. (a)(b)	15,361	138,095
Journal Communications, Inc., Class A (a)	21,755	64,612
Martha Stewart Living Omnimedia, Inc., Class A	14,022	43,749
McClatchy Co., Class A (a)	29,058	38,938

Meredith Corp.	18,630	421,783
The New York Times Co., Class A (a)	71,650	416,287
Scholastic Corp.	13,510	378,685
Value Line, Inc.	699	8,032
		1,581,735
Radio & TV Broadcasters — 0.2%
Central European Media Enterprises Ltd. (a)	18,834	147,094
Crown Media Holdings, Inc., Class A (a)(b)	18,488	26,438
Cumulus Media, Inc., Class A (a)	20,380	57,879
Entercom Communications Corp. (a)	12,236	64,239
Entravision Communications Corp., Class A (a)	25,376	25,884
Fisher Communications, Inc. (a)	4,445	99,301
Gray Television, Inc. (a)	24,582	38,348
Lin TV Corp., Class A (a)	14,967	32,628
Nexstar Broadcasting Group, Inc., Class A (a)	5,507	36,401
Outdoor Channel Holdings, Inc. (a)	6,875	39,325
Saga Communications, Inc. (a)	1,766	52,115
Sinclair Broadcast Group, Inc., Class A	25,726	184,455
Westwood One, Inc. (a)(b)	2,711	9,841
		813,948
Railroad Equipment — 0.1%
American Railcar Industries, Inc. (a)	4,987	76,700
Freightcar America, Inc. (a)	6,141	88,492
Greenbrier Cos., Inc. (a)	9,462	110,232
		275,424
Railroads — 0.2%
Genesee & Wyoming, Inc., Class A (a)(b)	20,426	950,218
Railamerica, Inc. (a)	10,905	142,092
		1,092,310
Real Estate — 0.1%
Avatar Holdings, Inc. (a)	4,497	36,785
Consolidated-Tomoka Land Co.	2,075	54,490
Forestar Group, Inc. (a)	18,152	198,038
Griffin Land & Nurseries, Inc.	1,164	29,892
HFF, Inc., Class A (a)	14,946	130,628
Kennedy-Wilson Holdings, Inc. (b)	11,967	126,850
Tejon Ranch Co. (a)	7,300	174,251
		750,934

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	17

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 8.9%
AG Mortgage Investment Trust, Inc.	2,735	$51,145
ARMOUR Residential REIT, Inc. (b)	38,560	262,208
Acadia Realty Trust	20,925	391,297
Agree Realty Corp.	4,967	108,181
Alexander’s, Inc.	1,077	388,819
American Assets Trust, Inc.	16,555	297,162
American Campus Communities, Inc.	35,094	1,305,848
American Capital Mortgage Investment Corp.	4,161	69,489
Anworth Mortgage Asset Corp.	67,698	460,346
Apollo Commercial Real Estate Finance, Inc.	9,188	121,006
Ashford Hospitality Trust, Inc.	27,011	189,617
Associated Estates Realty Corp.	21,447	331,571
BioMed Realty Trust, Inc.	67,637	1,120,745
CBL & Associates Properties, Inc.	76,271	866,439
CYS Investments, Inc.	42,752	516,872
Campus Crest Communities Inc.	15,682	170,620
CapLease, Inc.	34,646	125,072
Capstead Mortgage Corp.	41,694	481,149
Cedar Shopping Centers, Inc.	27,894	86,750
Chatham Lodging Trust	6,899	68,438
Chesapeake Lodging Trust	16,655	201,026
Cogdell Spencer, Inc.	22,764	85,820
Colonial Properties Trust	42,910	779,246
Colony Financial, Inc.	16,766	216,617
Coresite Realty Corp.	10,169	145,925
Cousins Properties, Inc.	46,619	272,721
CreXus Investment Corp.	30,249	268,611
CubeSmart	51,449	438,860
DCT Industrial Trust, Inc.	128,040	562,096
DiamondRock Hospitality Co. (b)	86,703	606,054
Dupont Fabros Technology, Inc.	30,302	596,646
Dynex Capital Corp.	19,743	159,129
Eastgroup Properties, Inc.	14,150	539,681
Education Realty Trust, Inc. (b)	37,506	322,177
Entertainment Properties Trust	24,119	940,159
Equity Lifestyle Properties, Inc.	15,997	1,003,012
Equity One, Inc.	28,705	455,261
Excel Trust, Inc.	15,547	149,562
Extra Space Storage, Inc.	48,528	904,077
FelCor Lodging Trust, Inc. (a)(b)	64,431	150,124
First Industrial Realty Trust, Inc. (a)	44,067	352,536
First Potomac Realty Trust	26,018	324,444
Franklin Street Properties Corp.	36,538	413,245
Getty Realty Corp.	13,610	196,256
Gladstone Commercial Corp.	4,966	77,867
Glimcher Realty Trust	54,455	385,541
Government Properties Income Trust	18,270	392,988
Hatteras Financial Corp.	38,783	975,780
Healthcare Realty Trust, Inc. (b)	39,409	664,042
Hersha Hospitality Trust (b)	73,010	252,615
Highwoods Properties, Inc.	36,712	1,037,481

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Home Properties, Inc.	24,402	$1,385,058
Hudson Pacific Properties, Inc.	11,341	131,896
Inland Real Estate Corp.	40,601	296,387
InvesCo. Mortgage Capital, Inc.	58,169	821,928
Investors Real Estate Trust	42,089	303,041
iStar Financial, Inc. (a)	47,289	275,222
Kilroy Realty Corp.	30,310	948,703
Kite Realty Group Trust	28,518	104,376
LTC Properties, Inc. (b)	16,006	405,272
LaSalle Hotel Properties (b)	43,813	841,210
Lexington Corporate Properties Trust (b)	62,236	407,023
MFA Financial, Inc.	185,488	1,302,126
MPG Office Trust, Inc. (a)	25,782	54,400
Medical Properties Trust, Inc.	58,270	521,516
Mid-America Apartment Communities, Inc. (b)	18,742	1,128,643
Mission West Properties, Inc.	8,811	66,875
Monmouth Real Estate Investment Corp., Class A	17,797	141,130
National Health Investors, Inc. (b)	12,687	534,503
National Retail Properties, Inc.	48,221	1,295,698
Newcastle Investment Corp.	54,401	221,412
NorthStar Realty Finance Corp.	48,802	161,047
Omega Healthcare Investors, Inc.	52,960	843,653
One Liberty Properties, Inc.	5,611	82,257
PS Business Parks, Inc.	9,805	485,740
Parkway Properties, Inc.	11,151	122,773
Pebblebrook Hotel Trust	26,401	413,176
Pennsylvania Real Estate Investment Trust	28,665	221,580
PennyMac Mortgage Investment Trust (d)	14,246	226,511
Post Properties, Inc.	25,752	894,624
Potlatch Corp. (b)	20,873	657,917
RAIT Financial Trust	19,473	66,013
RLJ Lodging Trust	14,353	183,288
Ramco-Gershenson Properties Trust	20,044	164,361
Redwood Trust, Inc. (b)	40,844	456,227
Resource Capital Corp.	36,526	182,630
Retail Opportunity Investments Corp.	21,322	236,248
STAG Industrial, Inc.	7,680	78,336
Sabra Healthcare REIT, Inc.	18,709	178,484
Saul Centers, Inc.	3,887	131,419
Sovran Self Storage, Inc.	14,500	538,965
Starwood Property Trust, Inc.	48,313	829,051
Strategic Hotel Capital, Inc. (a)	89,910	387,512
Summit Hotel Properties, Inc.	7,377	52,082
Sun Communities, Inc. (b)	10,954	385,471
Sunstone Hotel Investors, Inc. (a)	60,947	346,788
Tanger Factory Outlet Centers, Inc.	44,901	1,167,875
Terreno Realty Corp.	4,023	51,615
Two Harbors Investment Corp.	72,500	640,175
UMH Properties, Inc.	5,471	49,731
Universal Health Realty Income Trust	3,196	107,418

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	18

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Urstadt Biddle Properties, Inc., Class A (b)	11,778	$188,095
Walter Investment Management Corp.	13,139	301,277
Washington Real Estate Investment Trust	34,431	970,266
Whitestone REIT	3,673	40,917
Winthrop Realty Trust	14,928	129,724
		44,442,038
Recreational Vehicles & Boats — 0.2%
Arctic Cat, Inc. (a)	6,195	89,766
Brunswick Corp.	45,975	645,489
Drew Industries, Inc.	9,806	195,924
Marine Products Corp. (a)	5,167	17,671
Winnebago Industries, Inc. (a)	15,062	104,229
		1,053,079
Rental & Leasing Services: Consumer — 0.5%
Amerco, Inc. (a)	4,419	275,966
Avis Budget Group, Inc. (a)	54,249	524,588
Dollar Thrifty Automotive Group, Inc. (a)	14,896	838,645
Rent-A-Center, Inc.	32,668	896,737
Zipcar, Inc. (a)(b)	5,281	95,058
		2,630,994
Restaurants — 1.5%
AFC Enterprises, Inc. (a)(b)	12,462	147,426
BJ’s Restaurants, Inc. (a)	12,321	543,479
Benihana, Inc., Class A (a)	6,416	55,242
Biglari Holdings, Inc. (a)	612	181,391
Bob Evans Farms, Inc.	15,379	438,609
Bravo Brio Restaurant Group, Inc. (a)	9,802	163,105
Buffalo Wild Wings, Inc. (a)	9,438	564,392
CEC Entertainment, Inc.	10,143	288,771
Caribou Coffee Co., Inc. (a)	6,628	78,343
Carrols Restaurant Group, Inc. (a)	6,117	54,441
The Cheesecake Factory, Inc. (a)	29,579	729,122
Cracker Barrel Old Country Store, Inc.	11,699	468,896
Denny’s Corp. (a)	50,120	166,900
DineEquity, Inc. (a)	8,020	308,690
Domino’s Pizza, Inc. (a)(b)	31,794	866,387
Einstein Noah Restaurant Group, Inc.	2,927	37,553
Ellie Mae, Inc. (a)	4,123	22,924
Jack in the Box, Inc. (a)	25,220	502,382
Jamba, Inc. (a)	33,593	43,335
Krispy Kreme Doughnuts, Inc. (a)	29,992	204,545
Luby’s, Inc. (a)	9,063	37,158
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	6,794	47,015
O’Charleys, Inc. (a)	9,011	53,525
P.F. Chang’s China Bistro, Inc. (a)	11,727	319,444

Common Stocks	Shares	Value
Restaurants (concluded)
Papa John’s International, Inc. (a)	10,068	$306,067
Red Robin Gourmet Burgers, Inc. (a)	6,630	159,717
Ruby Tuesday, Inc. (a)(b)	33,420	239,287
Ruth’s Hospitality Group, Inc. (a)	17,861	76,624
Sonic Corp. (a)	31,631	223,631
Texas Roadhouse, Inc., Class A	32,334	427,456
		7,755,857
Scientific Instruments: Control & Filter — 0.7%
Brady Corp.	24,284	641,826
CIRCOR International, Inc.	8,811	258,779
ESCO Technologies, Inc.	13,634	347,667
Energy Recovery, Inc. (a)	24,875	74,874
The Gorman-Rupp Co.	7,768	191,792
Mine Safety Appliances Co.	14,023	378,060
PMFG, Inc. (a)	8,887	140,148
Robbins & Myers, Inc.	20,327	705,550
Sun Hydraulics, Inc.	10,251	208,915
Thermon Group Holdings, Inc. (a)	5,100	70,482
Watts Water Technologies, Inc., Class A	15,614	416,113
X-Rite, Inc. (a)	13,350	49,796
		3,484,002
Scientific Instruments: Electrical — 0.6%
A123 Systems, Inc. (a)(b)	46,230	159,031
A.O. Smith Corp.	19,494	624,393
AZZ, Inc.	6,400	248,128
American Superconductor Corp. (a)(b)	23,925	94,025
Broadwind Energy, Inc. (a)	55,821	17,868
Coleman Cable, Inc. (a)	4,183	35,388
Ener1, Inc. (a)	19,667	2,694
EnerSys (a)(b)	25,980	520,120
Franklin Electric Co., Inc.	11,932	432,893
Houston Wire & Cable Co.	9,014	103,571
Littelfuse, Inc.	11,728	471,583
Preformed Line Products Co.	1,206	55,235
SatCon Technology Corp. (a)	25,649	24,367
Taser International, Inc. (a)	30,904	133,196
Valence Technology, Inc. (a)(b)	36,478	37,937
		2,960,429
Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	7,747	224,121
Faro Technologies, Inc. (a)(b)	8,340	263,127
Measurement Specialties, Inc. (a)(b)	7,808	202,696
Vishay Precision Group, Inc. (a)	6,148	81,030
Zygo Corp. (a)	8,000	92,480
		863,454
Scientific Instruments: Pollution Control — 0.6%
Clean Harbors, Inc. (a)	24,087	1,235,663

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	19

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Scientific Instruments: Pollution Control (concluded)
Darling International, Inc. (a)(b)	60,203	$757,956
EnergySolutions, Inc.	40,885	144,324
Fuel Tech, Inc. (a)	9,396	54,685
Heritage-Crystal Clean, Inc. (a)	2,328	42,276
Met-Pro Corp.	7,368	63,217
Metalico, Inc. (a)	20,144	78,562
TRC Cos., Inc. (a)	9,171	27,605
Team, Inc. (a)	9,886	207,408
US Ecology, Inc.	9,426	145,820
WCA Waste Corp. (a)	9,021	38,249
		2,795,765
Securities Brokerage & Services — 0.5%
BGC Partners, Inc.	38,914	234,651
FXCM Inc. (b)	8,877	124,456
GFI Group, Inc.	36,837	148,085
Gain Capital Holdings, Inc. (a)(b)	4,017	25,267
Gladstone Investment Corp.	10,941	74,399
International FCStone Inc. (a)	6,965	144,593
Investment Technology Group, Inc. (a)	21,324	208,762
KBW, Inc.	18,648	257,156
Knight Capital Group, Inc., Class A (a)	51,600	627,456
Ladenburg Thalmann Financial Services, Inc. (a)	54,527	84,517
MF Global Holdings Ltd. (a)	84,276	348,060
MarketAxess Holdings, Inc.	14,709	382,728
SWS Group, Inc.	15,341	71,949
		2,732,079
Semiconductors & Components — 2.8%
AXT, Inc. (a)	16,168	81,487
Advanced Analogic Technologies, Inc. (a)	22,032	95,399
Aeroflex Holding Corp. (a)	10,152	92,383
Alpha & Omega Semiconductor, Ltd. (a)	7,337	60,237
Amkor Technology, Inc. (a)	55,221	240,764
Amtech Systems, Inc. (a)	4,791	38,328
Anadigics, Inc. (a)	34,769	75,101
Applied Micro Circuits Corp. (a)	32,663	175,400
CSR Plc - ADR (a)	3,798	50,665
Cavium, Inc. (a)	24,993	675,061
Ceva, Inc. (a)(b)	11,767	286,056
Cirrus Logic, Inc. (a)	33,987	500,968
DSP Group, Inc. (a)	6,828	40,285
Diodes, Inc. (a)	18,115	324,621
eMagin Corp. (a)	8,794	23,128
Emcore Corp. (a)(b)	45,287	44,834
Entropic Communications, Inc. (a)	43,891	181,270
Exar Corp. (a)	18,763	107,137
Formfactor, Inc. (a)(b)	26,218	163,338
GT Advanced Technologies Inc. (a)	65,102	457,016
Hittite Microwave Corp. (a)	16,142	786,115
IXYS Corp. (a)	12,273	133,530

Common Stocks	Shares	Value
Semiconductors & Components (concluded)
Inphi Corp. (a)	10,510	$92,173
Integrated Device Technology, Inc. (a)(b)	76,044	391,627
Integrated Silicon Solutions, Inc. (a)	13,410	104,732
Kopin Corp. (a)(b)	32,915	112,898
Lattice Semiconductor Corp. (a)(b)	60,342	316,795
MIPS Technologies, Inc. (a)	27,053	130,937
MaxLinear, Inc., Class A (a)	8,252	53,308
Micrel, Inc.	26,022	246,428
Microsemi Corp. (a)(b)	44,552	711,941
Mindspeed Technologies, Inc. (a)	17,173	89,300
Monolithic Power Systems, Inc. (a)(b)	15,405	156,823
MoSys, Inc. (a)	16,428	60,126
Netlogic Microsystems, Inc. (a)	35,153	1,691,211
Omnivision Technologies, Inc. (a)	30,043	421,804
PLX Technology, Inc. (a)	22,600	68,026
Pericom Semiconductor Corp. (a)	12,614	93,470
Power Integrations, Inc.	14,739	451,161
RF Micro Devices, Inc. (a)	142,337	902,417
Rambus, Inc. (a)	50,729	710,206
Rubicon Technology, Inc. (a)(b)	9,033	98,731
Semtech Corp. (a)	33,648	709,973
Sigma Designs, Inc. (a)	16,253	127,424
Silicon Image, Inc. (a)(b)	40,659	238,668
Spansion, Inc., Class A (a)	26,119	319,174
Standard Microsystems Corp. (a)	11,783	228,590
Supertex, Inc. (a)	5,648	97,710
TriQuint Semiconductor, Inc. (a)(b)	85,021	426,805
Volterra Semiconductor Corp. (a)	12,600	242,298
		13,927,879
Shipping — 0.4%
Baltic Trading Ltd.	7,753	36,051
DHT Holdings, Inc.	32,967	67,253
Eagle Bulk Shipping, Inc. (a)(b)	31,914	50,105
Excel Maritime Carriers Ltd. (a)(b)	23,021	47,884
Frontline Ltd. (b)	26,503	128,539
Genco Shipping & Trading Ltd. (a)(b)	15,143	118,267
General Maritime Corp. (b)	62,310	16,201
Gulfmark Offshore, Inc., Class A (a)(b)	12,251	445,201
International Shipholding Corp.	2,912	53,843
Knightsbridge Tankers Ltd. (b)	11,312	187,214
Nordic American Tanker Shipping Ltd.	24,596	346,804
Overseas Shipholding Group, Inc. (b)	13,764	189,117
Scorpio Tankers, Inc. (a)	12,626	66,665
Ship Finance International Ltd. (b)	23,087	300,131
Teekay Tankers Ltd., Class A	21,938	100,915
Ultrapetrol Bahamas Ltd. (a)(b)	10,220	23,199
		2,177,389
Specialty Retail — 3.5%
1-800-FLOWERS.COM, Inc., Class A (a)	12,405	28,780

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	20

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail (continued)
ANN, Inc. (a)	26,807	$612,272
America’s Car Mart, Inc. (a)	4,650	134,943
Asbury Automotive Group, Inc. (a)(b)	15,208	250,780
Ascena Retail Group, Inc. (a)	32,274	873,657
Aéropostale, Inc.	41,403	447,566
Barnes & Noble, Inc.	14,970	177,095
bebe Stores, Inc.	19,850	133,392
Big 5 Sporting Goods Corp.	10,847	65,950
Blue Nile, Inc. (a)	6,619	233,518
Body Central Corp. (a)	5,978	108,561
Brown Shoe Co., Inc.	22,758	162,037
The Buckle, Inc.	13,799	530,710
Build-A-Bear Workshop, Inc. (a)	8,292	42,289
Cabela’s, Inc., Class A (a)	22,172	454,304
Casual Male Retail Group, Inc. (a)	21,106	79,359
The Cato Corp., Class A	14,101	318,119
Charming Shoppes, Inc. (a)	59,315	154,219
The Children’s Place Retail Stores, Inc. (a)	13,413	624,107
Christopher & Banks Corp.	18,295	64,581
Citi Trends, Inc. (a)	7,391	86,992
Coldwater Creek, Inc. (a)	28,865	36,081
Collective Brands, Inc. (a)	31,459	407,709
Conn’s, Inc. (a)	7,419	53,268
Cost Plus, Inc. (a)	9,525	60,008
Destination Maternity Corp.	5,364	69,035
Express, Inc.	28,442	577,088
The Finish Line, Inc., Class A	26,490	529,535
Francesca’s Holdings Corp. (a)	5,277	111,925
Genesco, Inc. (a)	12,106	623,822
Group 1 Automotive, Inc.	12,268	436,127
Haverty Furniture Cos., Inc. (a)	9,478	94,685
hhgregg, Inc. (a)(b)	9,343	91,094
Hibbett Sports, Inc. (a)	14,047	476,053
Hot Topic, Inc.	22,746	173,552
Jos. A. Bank Clothiers, Inc. (a)	14,102	657,576
Lithia Motors, Inc., Class A	11,229	161,473
Lumber Liquidators Holdings, Inc. (a)	11,872	179,267
MarineMax, Inc. (a)	11,824	76,501
The Men’s Wearhouse, Inc.	26,330	686,686
Monro Muffler, Inc.	15,556	512,881
New York & Co. (a)	13,808	44,048
Nu Skin Enterprises, Inc., Class A	28,166	1,141,286
Office Depot, Inc. (a)(b)	142,544	293,641
OfficeMax, Inc. (a)(b)	44,141	214,084
Pacific Sunwear of California, Inc. (a)	24,529	29,435
Penske Auto Group, Inc.	23,037	368,592
The Pep Boys - Manny, Moe & Jack	26,945	265,947
Pier 1 Imports, Inc. (a)	54,536	533,362
Regis Corp.	29,654	417,825
Rue21, Inc. (a)	7,666	173,942
Shoe Carnival, Inc. (a)(b)	4,601	108,584
Shutterfly, Inc. (a)	15,529	639,484
Sonic Automotive, Inc.	20,581	222,069
Stage Stores, Inc.	18,427	255,583

Common Stocks	Shares	Value
Specialty Retail (concluded)
Stamps.com, Inc.	5,800	$118,552
Stein Mart, Inc.	13,865	86,656
Syms Corp. (a)	3,083	27,038
Systemax, Inc. (a)	5,456	69,400
The Talbots, Inc. (a)(b)	36,052	97,340
Teavana Holdings Inc. (a)	3,794	77,170
Vitamin Shoppe, Inc. (a)	12,698	475,413
The Wet Seal, Inc., Class A (a)	51,788	232,010
Zale Corp. (a)	16,435	46,840
Zumiez, Inc. (a)	10,882	190,544
		17,726,442
Steel — 0.1%
Carbonite, Inc.	4,334	52,181
Handy & Harman Ltd. (a)	3,258	32,873
Olympic Steel, Inc.	4,598	77,890
Shiloh Industries, Inc. (a)	2,458	22,048
TMS International Corp. (a)	6,489	47,240
Universal Stainless & Alloy Products, Inc. (a)	3,611	91,792
		324,024
Sugar — 0.0%
Imperial Sugar Co., New Shares	6,145	39,574
Synthetic Fibers & Chemicals — 0.0%
Zoltek Cos., Inc. (a)(b)	14,244	91,589
Technology: Miscellaneous — 0.3%
Benchmark Electronics, Inc. (a)(b)	31,041	403,844
CTS Corp.	17,480	142,112
Fabrinet (a)(b)	10,362	193,769
Pendrell Corp. (a)	77,489	174,350
Plexus Corp. (a)(b)	18,357	415,235
Sanmina-SCI Corp. (a)	41,182	275,096
Vocus, Inc. (a)(b)	8,964	150,237
		1,754,643
Telecommunications Equipment — 0.3%
Arris Group, Inc. (a)	63,797	657,109
Brightpoint, Inc. (a)	35,019	322,525
Communications Systems, Inc.	3,259	42,367
OpNext, Inc. (a)	22,764	28,455
Powerwave Technologies, Inc. (a)(b)	86,923	149,508
Symmetricom, Inc. (a)	21,775	94,503
		1,294,467
Textile Products — 0.1%
Interface, Inc., Class A	27,005	320,279
Unifi, Inc. (a)	6,958	56,847
		377,126
Textiles Apparel & Shoes — 1.6%
Carter’s, Inc. (a)(b)	25,277	771,960
Cherokee, Inc.	4,282	55,024
Columbia Sportswear Co.	6,205	287,912
Crocs, Inc. (a)	43,999	1,041,456
Delta Apparel, Inc. (a)	3,754	59,125
G-III Apparel Group, Ltd. (a)	8,410	192,253

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	21

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles Apparel & Shoes (concluded)
Iconix Brand Group, Inc. (a)	37,614	$594,301
The Jones Group, Inc.	45,256	416,808
K-Swiss, Inc., Class A (a)	13,463	57,218
Kenneth Cole Productions, Inc., Class A (a)	3,535	37,931
Liz Claiborne, Inc. (a)(b)	48,630	243,150
Maidenform Brands, Inc. (a)	11,924	279,141
Oxford Industries, Inc.	6,585	225,865
Perry Ellis International, Inc. (a)	6,590	123,892
Quiksilver, Inc. (a)	66,469	202,730
R.G. Barry Corp.	3,978	42,167
Skechers U.S.A., Inc., Class A (a)	19,424	272,519
Steven Madden Ltd. (a)	19,476	586,228
True Religion Apparel, Inc. (a)	13,196	355,764
Vera Bradley, Inc. (a)(b)	10,151	365,943
The Warnaco Group, Inc. (a)	22,623	1,042,694
Weyco Group, Inc.	3,451	76,957
Wolverine World Wide, Inc.	25,508	848,141
		8,179,179
Tobacco — 0.2%
Alliance One International, Inc. (a)	43,935	107,201
Star Scientific, Inc. (a)(b)	54,774	126,528
Universal Corp.	11,764	421,857
Vector Group Ltd.	24,625	423,051
		1,078,637
Toys — 0.1%
Jakks Pacific, Inc.	13,798	261,472
Leapfrog Enterprises, Inc. (a)	21,114	71,154
		332,626
Transportation Miscellaneous — 0.2%
Echo Global Logistics, Inc. (a)	5,624	74,799
HUB Group, Inc., Class A (a)(b)	18,868	533,399
Odyssey Marine Exploration, Inc. (a)(b)	38,457	94,604
Pacer International, Inc. (a)	17,956	67,335
Textainer Group Holdings Ltd.	5,965	120,970
Wesco Aircraft Holdings, Inc. (a)	10,869	118,798
		1,009,905
Truckers — 0.7%
Arkansas Best Corp.	13,082	211,274
Celadon Group, Inc. (a)	10,330	91,730
Covenant Transport Group, Class A (a)	3,660	13,359
Forward Air Corp.	15,141	385,338
Heartland Express, Inc.	26,451	358,676
Knight Transportation, Inc.	31,868	424,163
Marten Transport Ltd.	7,966	137,334
Old Dominion Freight Line, Inc. (a)(b)	24,277	703,305
Patriot Transportation Holding, Inc. (a)	3,096	62,570
Quality Distribution, Inc. (a)	7,569	67,894
Roadrunner Transportation Systems, Inc. (a)	4,686	64,292

Common Stocks	Shares	Value
Truckers (concluded)
Saia, Inc. (a)	8,105	$85,265
Swift Transportation Co. (a)	40,707	262,153
Universal Truckload Services, Inc. (a)	2,617	34,021
Werner Enterprises, Inc.	22,586	470,466
		3,371,840
Utilities: Electrical — 2.2%
ALLETE, Inc.	16,383	600,109
Atlantic Power Corp. (a)	35,211	499,644
Avista Corp.	29,485	703,217
Black Hills Corp.	20,087	615,466
CH Energy Group, Inc.	7,928	413,604
Central Vermont Public Service Corp.	6,815	239,956
Cleco Corp.	31,220	1,065,851
Dynegy, Inc. (a)(b)	52,712	217,173
El Paso Electric Co.	21,479	689,261
The Empire District Electric Co.	21,648	419,538
IDACORP, Inc.	25,369	958,441
MGE Energy, Inc.	12,025	489,057
NorthWestern Corp.	18,756	599,067
Otter Tail Corp.	18,552	339,502
PNM Resources, Inc.	44,205	726,288
Pike Electric Corp. (a)	8,277	56,035
Portland General Electric Co.	38,514	912,397
UIL Holdings Corp.	25,940	854,204
Unisource Energy Corp.	18,730	675,966
Unitil Corp.	5,493	141,060
		11,215,836
Utilities: Gas Distributors — 1.5%
Chesapeake Utilities Corp.	5,276	211,620
The Laclede Group, Inc.	12,147	470,696
New Jersey Resources Corp.	22,086	940,201
Nicor, Inc.	21,550	1,185,465
Northwest Natural Gas Co.	14,490	639,009
Piedmont Natural Gas Co.	38,267	1,105,534
South Jersey Industries, Inc.	15,974	794,707
Southwest Gas Corp.	24,369	881,427
WGL Holdings, Inc.	27,264	1,065,204
		7,293,863
Utilities: Miscellaneous — 0.0%
Ormat Technologies, Inc.	9,375	150,750
Utilities: Telecommunications — 1.0%
8x8, Inc. (a)(b)	31,584	128,547
Alaska Communications Systems Group, Inc. (b)	23,423	153,655
Atlantic Tele-Network, Inc.	4,849	159,435
Boingo Wireless, Inc. (a)	3,735	26,705
Cbeyond Communications, Inc. (a)	14,392	101,607
Cincinnati Bell, Inc. (a)(b)	102,097	315,480
Cogent Communications Group, Inc. (a)	24,006	322,881
Consolidated Communications Holdings, Inc.	13,458	242,917

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	22

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Utilities: Telecommunications (concluded)
Fairpoint Communications, Inc. (a)	10,954	$47,102
General Communication, Inc., Class A (a)	21,176	173,643
Global Crossing Ltd. (a)	15,723	375,937
Globalstar, Inc. (a)(b)	53,210	21,763
HickoryTech Corp.	6,385	61,424
IDT Corp., Class B	7,144	145,738
inContact, Inc. (a)	15,516	53,530
Iridium Communications, Inc. (a)	22,422	139,016
j2 Global Communications, Inc.	24,026	646,299
Leap Wireless International, Inc. (a)	31,483	217,233
NTELOS Holdings Corp.	15,585	276,322
Neutral Tandem, Inc. (a)	17,692	171,259
ORBCOMM, Inc. (a)	16,916	43,136
PAETEC Holding Corp. (a)	63,939	338,237
Premiere Global Services, Inc. (a)	26,646	171,067
Shenandoah Telecom Co.	12,149	135,340
SureWest Communications	6,946	72,725
Towerstream Corp. (a)	24,016	61,481
USA Mobility, Inc.	11,478	151,510
Vonage Holdings Corp. (a)	71,144	184,974
		4,938,963
Utilities: Water — 0.3%
American States Water Co.	10,224	346,900
Artesian Resources Corp., Class A	3,892	68,149
California Water Service Group	22,907	405,683
Connecticut Water Service, Inc.	4,946	123,749
Consolidated Water Co., Inc.	8,187	64,514
Middlesex Water Co.	8,890	151,752
Pennichuck Corp.	2,680	74,986
SJW Corp.	7,920	172,418
York Water Co.	7,419	120,040
		1,528,191
Total Common Stocks – 99.3%		496,516,183

Investment Companies
Asset Management & Custodian — 0.2%
BlackRock Kelso Capital Corp. (d)	37,568	274,246
Gladstone Capital Corp.	10,914	74,870
Hercules Technology Growth Capital, Inc.	22,552	192,143
Pennantpark Investment Corp.	23,426	208,960

Investment Companies	Shares	Value
Asset Management & Custodian (concluded)
Prospect Capital Corp.	56,299	$473,475
		1,223,694
Total Investment Companies – 0.2%		1,223,694

Other Interests (e)	Beneficial Interest (000)
Diversified Financial Services – 0.0%
Student Loan Corp.	$1	2,600
Total Other Interests – 0.0%		2,600
Total Long-Term Investments (Cost – $532,270,472) – 99.5%		497,742,477

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (d)(f)	6,373,769	6,373,769

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.07% (d)(f)	$58,441	58,441,242
Total Short-Term Securities (Cost – $64,815,011) – 13.0%		64,815,011
Total Investments (Cost — $597,085,483*) -112.5%		$562,557,488
Liabilities in Excess of Other Assets – (12.5)%		(62,702,515)
Net Assets – 100.0%		$499,854,973

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$601,382,195
Gross unrealized appreciation	$42,257,081
Gross unrealized depreciation	(81,081,788)
Net unrealized depreciation	$(38,824,707)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	23

Schedule of Investments (continued)	Master Small Cap Index Series

(d)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2011	Value at September 30, 2011	Realized Loss	Income

BlackRock Kelso Capital Corp.	20,122	19,019		1,573	37,568	$274,246	$(2,773)	$18,436
BlackRock Liquidity Funds, TempFund, Institutional Class	7,181,244	—		(807,966)[1]	6,373,278	$6,373,279	—	$5,981
BlackRock Liquidity Series, LLC Money Market Series	$8,152,630	$50,288,612	[2]	—	$58,441,242	$58,441,242	—	$303,033
PennyMac Mortgage Investment Trust	5,329	10,221		1,304	14,246	$226,511	$(2,530)	$12,532

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

(e)	Other interests represent beneficial interest in liquidation trusts and other reorganization.

(f)	Represents the current yield as of report date.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series’ management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	National Value	Unrealized Depreciation
	Russell 2000	ICE Futures	September
119	EMINI	US Indices	2011	$8,237,750	$(603,900)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	24

Schedule of Investments (concluded)	Master Small Cap Index Series

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$496,516,054	$129	—	$496,516,183
Investment Companies	1,223,694	—	—	1,223,694
Other Interests	—	2,600	—	2,600
Short-Term Securities	6,373,769	58,441,242	—	64,815,011
Total	$504,113,517	$58,443,971	—	$562,557,488

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]:
Liabilities:
Equity contracts	$(603,900)	—	—	$(603,900)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	25

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: November 23, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: November 23, 2011